UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds
The fund's portfolio	Growth	Balanced		Conservative
December 31, 2009 (Unaudited)

COMMON STOCKS(a)	Growth 56.5%	Balanced 47.0%		Conservative 32.4%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.0%		3.0%		2.2%
Acciona SA (Spain)	3,183	$413,081	2,666	$345,986	1,524	$197,781
Agnico-Eagle Mines, Ltd. (Canada)	2,834	153,036	2,424	130,896	1,432	77,328
Agrium, Inc. (Canada)	8,896	556,011	6,760	422,508	4,753	297,068
Air Water, Inc. (Japan)	30,000	353,586	23,000	271,083	16,000	188,579
AK Steel Holding Corp.	49,000	1,046,150	39,500	843,325	18,500	394,975
Akzo Nobel NV (Netherlands)	5,170	340,495	3,991	262,846	2,800	184,407
Albemarle Corp.	10,704	389,304	8,900	323,693	5,085	184,941
Ameron International Corp.	3,002	190,507	2,515	159,602	1,437	91,192
Ampco-Pittsburgh Corp.	11,550	364,172	8,144	256,780	3,375	106,414
Andersons, Inc. (The)	19,299	498,300	14,240	367,677	7,040	181,773
AngloGold Ashanti, Ltd. ADR (South
Africa)	3,158	126,888	2,655	106,678	1,558	62,600
Antofagasta PLC (United Kingdom)	236,946	3,760,487	126,824	2,012,779	46,586	739,350
ArcelorMittal (Luxembourg)	128,365	5,817,314	73,423	3,327,423	31,886	1,445,027
Archer Daniels Midland Co.	79,992	2,504,550	65,730	2,058,006	29,754	931,598
Ashland, Inc. (SB)	52,800	2,091,936	42,700	1,691,774	20,300	804,286
Asia Cement China Holdings Corp.
(China)	1,094,500	652,311	--	--	--	--
Aurizon Mines, Ltd. (Canada) (NON)	97,087	436,892	73,531	330,890	31,532	141,894
Austevoll Seafood ASA (Norway)
(NON)	28,828	179,754	24,111	150,342	13,919	86,790
Balfour Beatty PLC (United Kingdom)	66,636	277,162	33,670	140,045	12,043	50,091
BASF SE (Germany)	12,092	749,422	8,597	532,814	5,147	318,994
BHP Billiton, Ltd. (Australia)	26,708	1,023,376	20,695	792,975	14,409	552,113
BlueScope Steel, Ltd. (Australia)	193,346	533,849	149,236	412,057	104,719	289,140
Broadwind Energy, Inc. (NON) (SG)
(SB) (SC)	13,035	105,453	11,015	89,111	6,294	50,918
Bway Holding Co. (NON)	8,658	166,407	5,900	113,398	2,565	49,299
Cameco Corp. (Canada)	5,398	173,654	4,480	144,122	2,560	82,355
Celanese Corp. Ser. A	49,267	1,581,471	40,178	1,289,714	18,621	597,734
Century Aluminum Co. (NON)	16,633	269,288	11,786	190,815	4,931	79,833
CF Industries Holdings, Inc.	25,616	2,325,420	20,695	1,878,692	10,015	909,162
Chicago Bridge & Iron Co., NV
(Netherlands) (NON)	29,272	591,880	20,600	416,532	8,621	174,317
China Green Holdings, Ltd. (China)	444,000	419,715	348,000	328,966	243,000	229,709
Cia de Minas Buenaventura SA ADR
(Peru)	18,133	606,912	3,813	127,621	2,295	76,814
Cia Vale do Rio Doce Class A
(Preference) (Brazil)	21,962	531,877	16,927	409,939	11,911	288,462
Cliffs Natural Resources, Inc. (SB)	10,694	492,886	7,622	351,298	3,199	147,442
Coeur d'Alene Mines Corp. (NON)	20,012	361,417	16,016	289,249	8,183	147,785
Crystallex International Corp.
(Canada) (NON) (SG) (SB)	80,500	30,590	69,700	26,486	36,700	13,946
Denison Mines Corp. (Canada) (NON)	21,000	26,483	18,300	23,078	9,700	12,233
DIC Corp. (Japan)	97,000	164,675	75,000	127,326	53,000	89,977
Dow Chemical Co. (The)	30,097	831,580	24,355	672,929	11,190	309,180
E.I. du Pont de Nemours & Co. (SG)	62,800	2,114,476	50,500	1,700,335	23,900	804,713
Eastman Chemical Co.	14,500	873,480	11,700	704,808	5,500	331,320
Eldorado Gold Corp. (Canada) (NON)	11,506	163,040	9,745	138,087	5,752	81,506
Energy Resources of Australia,
Ltd. (Australia)	3,992	85,430	3,388	72,504	1,936	41,431
Eurasian Natural Resources Corp.
(United Kingdom)	16,500	243,589	12,874	190,059	9,059	133,339
Evraz Group SA GDR (Russia) (NON)	33,703	937,664	--	--	--	--
Fletcher Building, Ltd. (New
Zealand)	122,508	706,783	64,093	369,771	24,423	140,903
Gold Fields, Ltd. ADR (South
Africa)	4,954	64,947	4,115	53,948	2,260	29,629
Goldcorp, Inc. (Canada)	6,988	274,908	5,895	231,909	3,538	139,185
Golden Star Resources, Ltd. (NON)	31,905	99,544	26,814	83,660	14,727	45,948
Great Basin Gold, Ltd. (South
Africa) (NON) (SG) (SB) (SC)	37,659	64,397	31,283	53,494	17,181	29,380
Harmony Gold Mining Co., Ltd. ADR
(South Africa)	5,870	59,698	5,085	51,714	2,793	28,405
Hawkins, Inc. (SG) (SB) (SC)	11,232	245,195	8,089	176,583	3,388	73,960
HeidelbergCement AG (Germany)	8,623	592,663	6,723	462,075	4,752	326,607
HeidelbergCement AG 144A (Germany)	3,491	239,938	2,675	183,854	1,883	129,420
Hitachi Chemical Co., Ltd. (Japan)	85,800	1,728,897	45,700	920,869	16,800	338,525
Horsehead Holding Corp. (NON) (SG)
(SB) (SC)	38,208	487,152	26,994	344,174	11,334	144,509
HQ Sustainable Maritime
Industries, Inc. (NON)	8,221	57,876	6,876	48,407	3,969	27,942
Impregilo SpA (Italy)	77,887	275,949	65,248	231,170	37,281	132,084
Innophos Holdings, Inc.	18,644	428,626	12,944	297,583	5,491	126,238
Insituform Technologies, Inc. (NON)	9,515	216,181	7,971	181,101	4,555	103,490
James Hardie Industries NV
(Australia) (NON)	38,884	293,363	20,816	157,048	7,663	57,814
JFE Holdings, Inc. (Japan)	16,700	658,317	8,700	342,955	3,300	130,087
KapStone Paper and Packaging Corp.
(NON) (SB)	24,613	242,438	17,441	171,794	7,297	71,875
Kazakhmys PLC (United Kingdom)
(NON)	51,529	1,079,149	14,926	312,589	10,367	217,112
Kinross Gold Corp. (Canada)	9,301	171,138	7,833	144,127	4,702	86,517
Koninklijke DSM NV (Netherlands)	20,641	1,011,245	11,060	541,852	4,071	199,447
Koppers Holdings, Inc.	16,049	488,532	11,534	351,095	5,043	153,509
Korea Zinc Co., Ltd. (South Korea)	997	173,844	787	137,227	556	96,948
Lafarge SA (France)	1,685	138,457	1,303	107,068	906	74,446
Layne Christensen Co. (NON)	11,402	327,351	9,552	274,238	5,458	156,699
Lubrizol Corp. (The)	21,600	1,575,720	17,300	1,262,035	8,200	598,190
MeadWestvaco Corp. (SC)	28,065	803,501	22,677	649,243	10,711	306,656
Mechel OAO ADR (Russia)	36,784	692,275	--	--	--	--
Methanex Corp. (Canada)	23,979	470,325	18,508	363,016	12,987	254,727
Minefinders Corp. (Canada) (NON)	10,582	108,995	8,684	89,445	5,169	53,241
Mitsui Mining & Smelting Co., Ltd.
(Japan) (NON)	368,000	953,360	192,000	497,405	72,000	186,527
New Gold, Inc. (Canada) (NON)	29,530	107,207	24,928	90,500	13,691	49,705
Nireus Aquaculture SA (Greece)
(NON)	71,268	67,213	59,608	56,217	34,410	32,452
Nitto Denko Corp. (Japan)	6,800	242,571	3,700	131,987	1,300	46,374
Northgate Minerals Corp. (Canada)
(NON)	38,766	119,399	33,426	102,952	18,358	56,543
Northwest Pipe Co. (NON)	3,859	103,653	3,233	86,838	1,847	49,610
Nucor Corp. (SB)	15,000	699,750	11,900	555,135	5,800	270,570
Nyrstar (Belgium) (NON)	13,152	155,200	10,477	123,634	7,311	86,273
OJI Paper Co., Ltd. (Japan)	40,000	166,781	22,000	91,730	7,000	29,187
OM Group, Inc. (NON)	12,220	383,586	8,517	267,349	3,603	113,098
Paladin Energy, Ltd. (Australia)
(NON)	24,074	89,399	20,390	75,718	11,650	43,262
Pan American Silver Corp. (Canada)
(NON)	5,097	121,360	4,310	102,621	2,568	61,144
Pescanova SA (Spain)	4,882	157,021	4,083	131,322	2,356	75,776
Plum Creek Timber Company, Inc.
(R) (SG) (SB) (SC)	12,200	460,672	9,900	373,824	4,600	173,696
POSCO (South Korea)	1,689	889,781	--	--	--	--
Rangold Resources, Ltd. ADR
(United Kingdom)	2,917	230,793	2,474	195,743	1,459	115,436
Rayonier, Inc. (R)	15,300	645,048	12,300	518,568	6,000	252,960
Rengo Co., Ltd. (Japan)	58,000	344,519	45,000	267,299	31,000	184,140
Rock-Tenn Co. Class A (SB)	10,869	547,906	7,722	389,266	3,229	162,774
Royal Gold, Inc.	2,242	105,598	1,932	90,997	1,161	54,683
Schnitzer Steel Industries, Inc.
Class A (SG) (SB) (SC)	11,080	528,516	9,031	430,779	4,152	198,050
Seabridge Gold, Inc. (Canada) (NON)	4,217	102,347	3,639	88,319	2,199	53,370
Sealed Air Corp.	43,300	946,538	34,900	762,914	16,600	362,876
Silver Standard Resources, Inc.
(Canada) (NON)	4,295	93,932	3,585	78,404	2,169	47,436
Silver Wheaton Corp. (Canada) (NON)	35,418	531,978	27,392	411,428	13,773	206,870
Sterlite Industries (India), Ltd.
(India)	29,927	552,660	--	--	--	--
Sterlite Industries (India), Ltd.
ADR (India)	40,007	728,928	--	--	--	--
Terra Industries, Inc.	4,288	138,031	3,045	98,019	1,270	40,881
Thompson Creek Metals Co., Inc.
(Canada) (NON)	29,176	341,943	20,421	239,334	8,616	100,980
UEX Corp. (Canada) (NON)	29,500	31,002	25,700	27,009	13,700	14,398
Umicore NV/SA (Belgium)	11,407	379,548	6,234	207,425	2,134	71,005
Uranium One, Inc. (Canada) (NON)	21,390	61,716	18,070	52,137	10,325	29,790
USEC, Inc. (NON)	37,092	142,804	26,706	102,818	12,950	49,858
Vale SA ADR (Brazil)	70,490	2,046,325	8,400	243,852	6,000	174,180
Vale SA ADR (Preference) (Brazil)	59,100	1,466,862	--	--	--	--
Vedanta Resources PLC (United
Kingdom)	17,048	705,263	13,287	549,674	9,294	384,486
Voestalpine AG (Austria)	56,925	2,074,095	30,469	1,110,155	11,192	407,787
W.R. Grace & Co. (NON) (SG)	48,396	1,226,839	33,758	855,765	14,331	363,291
Welspun-Gujarat Stahl, Ltd. (India)	115,107	663,037	--	--	--	--
Xingda International Holdings,
Ltd. (China)	159,000	74,051	--	--	--	--
Xstrata PLC (United Kingdom) (NON)	37,241	656,561	28,808	507,887	20,018	352,918
Yamana Gold, Inc. (Canada)	16,001	182,091	13,607	154,848	8,073	91,871
Yara International ASA (Norway)	8,786	397,752	6,802	307,934	4,713	213,363
		69,997,010		43,197,098		21,458,929

Capital goods		3.9%		3.2%		2.2%
Abengoa SA (Spain)	9,408	302,655	7,802	250,990	4,458	143,414
Aecom Technology Corp. (NON)	12,577	345,868	10,536	289,740	6,020	165,550
AEP Industries, Inc. (NON)	4,269	163,417	3,088	118,209	1,250	47,850
Aisin Seiki Co., Ltd. (Japan)	47,500	1,359,009	28,200	806,822	13,300	380,523
Alstom SA (France)	6,417	445,486	4,953	343,851	3,476	241,313
Altra Holdings, Inc. (NON)	26,444	326,583	18,847	232,760	7,784	96,132
Argon ST, Inc. (NON)	4,135	89,812	3,452	74,977	2,008	43,614
ATC Technology Corp. (NON)	16,474	392,905	11,312	269,791	4,800	114,480
Aveng, Ltd. (South Africa)	159,975	859,373	--	--	--	--
AZZ, Inc. (NON)	5,799	189,627	4,158	135,967	1,723	56,342
BAE Systems PLC (United Kingdom)	301,748	1,740,536	160,782	927,419	59,194	341,442
Bio-Treat Technology, Ltd. (China)
(NON) (SG) (SB)	678,000	31,193	536,000	24,660	308,000	14,170
Bucyrus International, Inc. Class A	1,411	79,538	1,112	62,683	636	35,851
Calgon Carbon Corp. (NON)	7,444	103,472	6,236	86,680	3,563	49,526
Canon, Inc. (Japan)	66,050	2,795,119	39,600	1,675,802	19,200	812,510
Capstone Turbine Corp. (NON) (SG)
(SB) (SC)	137,215	177,007	121,400	156,606	69,725	89,945
Chart Industries, Inc. (NON)	33,788	559,191	23,679	391,887	9,704	160,601
China High Speed Transmission
Equipment Group Co., Ltd. (China)	100,000	242,573	83,000	201,336	48,000	116,435
China National Materials Co., Ltd.
(China)	1,742,000	1,285,863	--	--	--	--
CLARCOR, Inc.	3,731	121,034	3,126	101,407	1,786	57,938
Cobham PLC (United Kingdom)	44,216	178,395	34,080	137,500	23,591	95,181
Conergy AG (Germany) (NON) (SG)
(SB) (SC)	50,305	47,369	41,534	39,110	23,731	22,346
Crown Holdings, Inc. (NON)	37,500	959,250	30,300	775,074	14,100	360,678
Cummins, Inc.	10,001	458,646	7,777	356,653	3,719	170,553
Deere (John) & Co.	9,136	494,166	7,722	417,683	3,445	186,340
Doosan Heavy Industries and
Construction Co., Ltd. (South
Korea)	5,807	402,330	4,865	337,065	2,780	192,609
Dover Corp. (SC)	25,337	1,054,273	20,558	855,418	9,576	398,457
Ebara Corp. (Japan) (NON)	89,000	382,497	75,000	322,329	43,000	184,802
EMCOR Group, Inc. (NON) (SG) (SB)
(SC)	29,974	806,301	21,364	574,692	8,724	234,676
Emerson Electric Co. (SG)	46,525	1,981,965	38,249	1,629,407	17,317	737,704
Energy Recovery, Inc. (NON) (SG)
(SB) (SC)	19,294	132,743	16,163	111,201	9,235	63,537
EnergySolutions, Inc.	9,878	83,864	8,106	68,820	4,631	39,317
EnPro Industries, Inc. (NON) (SG)	5,703	150,616	3,956	104,478	1,672	44,158
Epure International, Ltd. (China)	64,000	33,101	59,000	30,515	34,000	17,585
European Aeronautic Defense and
Space Co. (France)	185,516	3,702,825	99,296	1,981,908	37,250	743,495
Exide Technologies (NON) (SG) (SB)
(SC)	22,929	163,025	19,530	138,858	11,159	79,340
Flowserve Corp.	15,319	1,448,105	12,625	1,193,441	5,739	542,508
Fluor Corp.	20,188	909,268	16,546	745,232	7,546	339,872
Foster Wheeler AG (NON)	51,274	1,509,507	40,999	1,207,011	19,376	570,429
Franklin Electric Co., Inc.	4,006	116,494	3,356	97,592	1,918	55,775
Fuel Systems Solutions, Inc. (NON)	10,600	437,144	7,610	313,836	3,160	130,318
Fuel Tech, Inc. (NON) (SG) (SB)
(SC)	16,364	133,694	13,546	110,671	7,740	63,236
Fushi Copperweld, Inc. (China)
(NON)	36,824	372,659	26,241	265,559	10,859	109,893
Gardner Denver, Inc. (SG)	10,678	454,349	7,661	325,976	3,185	135,522
GenCorp, Inc. (NON)	26,301	184,107	18,155	127,085	7,764	54,348
General Cable Corp. (NON)	22,445	660,332	17,374	511,143	7,898	232,359
GLV, Inc. Class A (Canada) (NON)	11,339	97,281	9,499	81,495	5,428	46,569
Gorman-Rupp Co. (The)	6,477	179,024	5,426	149,975	3,100	85,684
GrafTech International, Ltd. (NON)	15,926	247,649	11,429	177,721	4,311	67,036
GUD Holdings, Ltd. (Australia)
(SG) (SB)	10,052	80,918	8,422	67,797	4,812	38,737
Harbin Electric, Inc. (China)
(NON) (SB)	21,185	435,140	15,192	312,044	6,320	129,813
Haynes International, Inc.	4,231	139,496	3,035	100,064	1,262	41,608
Heerim Architects & Planners
(South Korea)	46,947	442,791	--	--	--	--
Hyflux, Ltd. (Singapore) (SG) (SB)	55,000	138,219	46,000	115,601	26,000	65,340
Hyundai Mobis (South Korea)	9,588	1,399,531	--	--	--	--
ITT Corp.	4,955	246,462	4,151	206,471	2,372	117,983
John Bean Technologies Corp.	14,711	250,234	10,507	178,724	4,113	69,962
Joy Global, Inc.	5,394	278,276	3,966	204,606	1,809	93,326
Koito Manufacturing Co., Ltd.
(Japan)	59,000	940,896	32,000	510,316	12,000	191,369
Kurita Water Industries, Ltd.
(Japan)	6,300	197,036	5,300	165,760	3,000	93,827
L-3 Communications Holdings, Inc.	29,047	2,525,637	23,510	2,044,195	11,485	998,621
Leggett & Platt, Inc.	51,200	1,044,480	41,200	840,480	19,500	397,800
Legrand SA (France)	23,468	653,875	12,563	350,035	4,625	128,864
Lindsay Corp.	3,606	143,699	3,021	120,387	1,726	68,781
Lockheed Martin Corp.	45,953	3,462,559	37,274	2,808,596	17,303	1,303,781
Lonking Holdings, Ltd. (China)	461,000	316,902	350,000	240,598	239,000	164,294
LSB Industries, Inc. (NON) (SG)
(SB)	24,187	341,037	17,184	242,294	7,130	100,533
Met-Pro Corp.	3,835	40,728	3,457	36,713	1,847	19,615
Mitsubishi Electric Corp. (Japan)
(NON)	587,000	4,338,274	338,000	2,498,018	151,000	1,115,978
MTU Aero Engines Holding AG
(Germany)	9,042	495,758	7,015	384,621	4,859	266,411
Mueller Water Products, Inc.
Class A	32,733	170,212	27,421	142,589	15,668	81,474
Nalco Holding Co. (SG) (SB) (SC)	11,013	280,942	9,226	235,355	5,272	134,489
Nordex AG (Germany) (NON) (SG)
(SB) (SC)	8,531	126,953	7,147	106,357	4,083	60,761
Northrop Grumman Corp. (SB)	42,165	2,354,915	33,777	1,886,445	16,001	893,656
NSK, Ltd. (Japan)	57,000	418,769	44,000	323,260	31,000	227,752
Orascom Construction Industries
(Egypt)	18,092	819,243	4,539	205,535	3,185	144,223
Organo Corp. (Japan)	9,000	58,837	8,000	52,300	4,000	26,150
Owens-Illinois, Inc. (NON)	46,600	1,531,742	37,300	1,226,051	17,700	581,799
Pactiv Corp. (NON)	36,800	888,352	29,700	716,958	14,100	340,374
Pentair, Inc. (SG) (SB) (SC)	10,207	329,686	8,551	276,197	4,886	157,818
Powell Industries, Inc. (NON)	10,032	316,309	7,230	227,962	2,984	94,086
Prysmian SpA (Italy)	143,759	2,514,439	82,079	1,435,616	36,443	637,412
Prysmian SpA 144A (Italy)	19,960	349,114	15,860	277,402	11,180	195,546
Raser Technologies, Inc. (NON)
(SG) (SB) (SC)	31,908	39,566	27,026	33,512	15,442	19,148
Raytheon Co. (SG)	24,578	1,266,259	19,737	1,016,850	9,511	490,007
Rexel SA (France) (NON)	10,217	148,272	7,967	115,619	5,432	78,831
Roper Industries, Inc. (SG) (SB)
(SC)	5,722	299,661	4,793	251,009	2,739	143,441
SembCorp Industries, Ltd.
(Singapore)	378,000	987,793	203,000	530,481	73,000	190,764
Silgan Holdings, Inc.	4,254	246,222	2,898	167,736	1,252	72,466
Smith (A.O.) Corp.	10,558	458,112	7,405	321,303	3,117	135,247
Solaria Energia y Medio Ambiente
SA (Spain) (NON) (SG) (SB) (SC)	11,927	42,592	10,629	37,957	5,566	19,877
Solon AG Fuer Solartechnik
(Germany) (NON) (SG) (SB) (SC)	2,149	22,108	1,865	19,187	989	10,175
Spirax-Sarco Engineering PLC
(United Kingdom)	13,405	267,127	11,230	223,785	6,417	127,874
Stanley, Inc. (NON)	3,305	90,590	2,759	75,624	1,605	43,993
Sunpower Corp. Class A (NON) (SG)	3,419	80,962	2,895	68,554	1,654	39,167
Tanfield Group PLC (United
Kingdom) (NON) (SG)	38,813	16,830	33,679	14,604	17,953	7,785
Tetra Tech, Inc. (NON)	16,269	442,029	13,629	370,300	7,788	211,600
Thomas & Betts Corp. (NON)	16,300	583,377	13,200	472,428	6,100	218,319
Timken Co.	13,241	313,944	9,169	217,397	3,887	92,161
Toyoda Gosei Co., Ltd. (Japan)	6,400	192,799	5,400	162,674	3,700	111,462
United Technologies Corp.	51,146	3,550,044	41,922	2,909,806	19,016	1,319,901
Valmont Industries, Inc. (SG) (SB)
(SC)	3,584	281,165	3,002	235,507	1,716	134,620
Vestas Wind Systems A/S (Denmark)
(NON)	5,253	321,172	4,365	266,879	2,617	160,005
Vinci SA (France)	5,976	334,448	4,698	262,924	3,349	187,427
VSE Corp. (SG) (SC)	6,617	298,294	4,748	214,040	1,973	88,943
WESCO International, Inc. (NON)
(SC)	14,700	397,047	10,383	280,445	4,135	111,686
Yingli Green Energy Holding Co.,
Ltd. ADR (China) (NON) (SG) (SB)	6,536	103,334	5,448	86,133	3,113	49,217
Zhejiang Expressway Co., Ltd.
(China)	936,000	860,373	--	--	--	--
		69,106,821		46,233,136		22,018,262

Communication services		2.9%		2.3%		1.5%
AboveNet, Inc. (NON) (SG) (SB)	10,760	699,830	7,455	484,873	3,236	210,469
ADTRAN, Inc.	17,210	388,086	12,239	275,989	5,090	114,780
America Movil SAB de CV ADR Ser. L
(Mexico)	29,333	1,378,064	10,577	496,907	7,378	346,618
Applied Signal Technology, Inc.	3,304	63,734	2,758	53,202	1,604	30,941
AT&T, Inc.	289,206	8,106,444	237,413	6,654,686	107,691	3,018,579
Atlantic Tele-Network, Inc.	5,965	328,135	4,052	222,901	1,788	98,358
BCE, Inc. (Canada)	13,300	368,491	10,600	293,685	7,400	205,025
BT Group PLC (United Kingdom)	90,053	195,166	48,208	104,478	17,748	38,464
Carphone Warehouse Group PLC (The)
(United Kingdom)	139,148	419,832	74,469	224,685	26,742	80,685
China Mobile, Ltd. (China)	80,000	745,718	--	--	--	--

Cincinnati Bell, Inc. (NON)	112,508	388,153	76,681	264,549	31,314	108,033
Comcast Corp. Class A	140,266	2,364,885	115,118	1,940,889	52,213	880,311
Comstar United Telesystems OJSC
GDR (Russia)	190,799	1,047,782	--	--	--	--
DIRECTV Class A (NON)	66,388	2,214,040	52,539	1,752,176	28,007	934,033
DISH Network Corp. Class A	84,944	1,764,287	67,402	1,399,940	32,541	675,877
Earthlink, Inc.	39,011	324,181	26,961	224,046	11,181	92,914
EchoStar Corp. Class A (NON)	42,767	861,327	30,176	607,745	12,582	253,401
France Telecom SA (France)	95,624	2,385,569	54,307	1,354,818	23,681	590,779
GeoEye, Inc. (NON) (SG) (SB) (SC)	8,856	246,905	6,282	175,142	2,611	72,795
Indosat Tbk PT (Indonesia)	490,500	246,584	380,500	191,285	262,000	131,713
InterDigital, Inc. (NON)	5,166	137,106	3,683	97,747	1,521	40,367
Jupiter Telecommunications Co.,
Ltd. (Japan)	259	256,858	202	200,330	137	135,867
KDDI Corp. (Japan)	600	3,167,260	337	1,778,944	139	733,749
Koninklijke (Royal) KPN NV
(Netherlands)	22,452	380,519	17,368	294,355	12,068	204,530
KT Corp. (South Korea)	7,890	265,131	6,360	213,718	4,430	148,863
Liberty Global, Inc. Class A (NON)	85,219	1,867,148	69,866	1,530,764	31,751	695,664
Mobile Telesystems ADR (Russia)	24,464	1,196,045	--	--	--	--
NeuStar, Inc. Class A (NON)	27,902	642,862	19,809	456,399	8,263	190,380
NII Holdings, Inc. (NON)	43,664	1,466,237	35,399	1,188,698	16,380	550,040
Nippon Telegraph & Telephone (NTT)
Corp. (Japan)	91,300	3,594,956	50,000	1,968,760	19,800	779,629
Portugal Telecom SGPS SA (Portugal)	38,192	463,909	29,479	358,074	20,685	251,256
Qatar Telecom Q-Tel QSC (Qatar)
(NON)	18,097	720,787	--	--	--	--
Qwest Communications
International, Inc.	326,200	1,373,302	261,800	1,102,178	125,400	527,934
Sprint Nextel Corp. (NON) (SG)
(SB) (SC)	380,919	1,394,164	306,545	1,121,955	144,015	527,095
Tele2 AB Class B (Sweden)	12,149	186,229	9,960	152,675	7,230	110,827
Telefonica SA (Spain)	40,321	1,122,907	21,582	601,041	7,956	221,568
Telekom Austria AG (Austria)	14,377	205,104	8,118	115,812	2,599	37,078
Telenet Group Holding NV (Belgium)
(NON)	16,643	471,790	12,668	359,108	8,811	249,771
Time Warner Cable, Inc. (SG) (SB)
(SC)	28,410	1,175,890	23,386	967,947	10,631	440,017
USA Mobility, Inc.	31,217	343,699	21,868	240,767	9,330	102,723
Verizon Communications, Inc.	70,755	2,344,113	56,552	1,873,568	26,598	881,192
Vodafone Group PLC (United Kingdom)	129,309	299,719	103,015	238,773	71,686	166,157
Windstream Corp. (SG) (SB) (SC)	79,600	874,804	64,100	704,459	30,600	336,294
		48,487,752		32,288,068		15,214,776

Conglomerates		1.0%		1.0%		0.7%
3M Co. (SC)	34,446	2,847,651	27,996	2,314,429	12,951	1,070,659
Danaher Corp.	4,210	316,592	3,527	265,230	2,016	151,603
General Electric Co.	556,613	8,421,555	453,282	6,858,157	211,115	3,194,170
Marubeni Corp. (Japan)	147,000	801,081	79,000	430,513	29,000	158,036
Mitsubishi Corp. (Japan)	40,100	998,018	31,200	776,513	21,700	540,075
Mitsui & Co., Ltd. (Japan)	30,500	432,233	24,300	344,369	16,900	239,499
Noble Group, Ltd. (Hong Kong)	557,000	1,276,917	433,000	992,648	301,000	690,040
Silex Systems, Ltd. (Australia)
(NON)	10,532	57,507	9,215	50,316	5,265	28,748
SPX Corp.	20,231	1,106,636	16,239	888,273	7,646	418,236
Tyco International, Ltd.	11,525	411,212	9,065	323,439	6,321	225,533
Vivendi SA (France)	34,115	1,006,324	22,046	650,313	11,813	348,460
		17,675,726		13,894,200		7,065,059

Consumer cyclicals		6.3%		5.0%		3.4%
361 Degrees International, Ltd.
(China)	1,475,000	862,373	--	--	--	--
361 Degrees International, Ltd.
144A (China)	209,000	122,194	--	--	--	--
Advance Auto Parts, Inc.	21,400	866,272	17,200	696,256	8,300	335,984
AerCap Holdings NV (Netherlands)
(NON)	19,749	178,926	15,357	139,134	10,549	95,574
Aeropostale, Inc. (NON) (SG) (SB)	5,125	174,506	3,594	122,376	1,508	51,347
Alliance Data Systems Corp. (NON)
(SG) (SB) (SC)	7,411	478,676	5,097	329,215	2,155	139,191
Amazon.com, Inc. (NON)	3,044	409,479	2,550	343,026	1,457	195,996
American Media, Inc. 144A (F)	2,148	--	2,679	--	1,397	--
APAC Customer Services, Inc. (NON)
(SG) (SB) (SC)	50,050	298,298	35,366	210,781	14,766	88,005
Apollo Tyres, Ltd. (India)	685,167	719,910	--	--	--	--
Asahi Glass Co., Ltd. (Japan)	358,000	3,357,111	192,000	1,800,462	71,000	665,796
Autonation, Inc. (NON) (SG) (SB)
(SC)	32,600	624,290	26,300	503,645	12,200	233,630
AutoZone, Inc. (NON) (SG) (SB) (SC)	4,400	695,508	3,600	569,052	1,700	268,719
Bally Technologies, Inc. (NON)	6,038	249,309	4,360	180,024	1,779	73,455
Best Buy Co., Inc.	24,400	962,824	19,600	773,416	9,200	363,032
Bidvest Group, Ltd. (South Africa)	71,144	1,243,436	--	--	--	--
Big Lots, Inc. (NON) (SG)	18,461	535,000	13,145	380,942	5,462	158,289
Boral, Ltd. (Australia)	169,326	895,323	92,534	489,280	33,074	174,881
Buckle, Inc. (The) (SG) (SB) (SC)	14,271	417,855	9,799	286,915	4,158	121,746
Carter's, Inc. (NON) (SG)	5,279	138,574	3,760	98,700	1,562	41,003
Cash America International, Inc.	7,297	255,103	5,270	184,239	2,163	75,618
Christian Dior SA (France)	3,794	389,640	2,935	301,421	2,039	209,403
Cinemark Holdings, Inc. (SG) (SB)	33,545	482,042	23,479	337,393	9,920	142,550
CJ Home Shopping Co., Ltd. (South
Korea)	12,453	822,701	--	--	--	--
Coach, Inc. (SG)	20,982	766,472	16,662	608,663	7,982	291,582
Compass Group PLC (United Kingdom)	114,431	818,053	77,549	554,388	45,840	327,704
Dana Holding Corp. (NON)	4,951	53,669	5,392	58,449	2,641	28,628
Daum Communications Corp. (South
Korea) (NON)	17,594	1,057,636	--	--	--	--
Deckers Outdoor Corp. (NON)	7,957	809,386	5,608	570,446	2,344	238,432
Deluxe Corp.	18,947	280,226	13,673	202,224	5,265	77,869
Desarrolladora Homex SA de CV ADR
(Mexico) (NON)	23,500	790,070	--	--	--	--
Dollar Thrifty Automotive Group
(NON) (SG) (SB)	14,764	378,106	10,379	265,806	4,359	111,634
Dollar Tree, Inc. (NON)	15,768	761,594	13,225	638,768	5,926	286,226
Dongfeng Motor Group Co., Ltd.
(China)	398,000	566,523	312,000	444,108	218,000	310,306
Dress Barn, Inc. (NON)	22,733	525,132	15,990	369,369	6,684	154,400
Electrolux AB Class B (Sweden)
(NON)	172,542	4,052,116	92,517	2,172,744	34,062	799,940
Emergency Medical Services Corp.
Class A (NON)	4,838	261,978	3,494	189,200	1,439	77,922
Equifax, Inc.	22,000	679,580	17,800	549,842	8,300	256,387
Experian Group, Ltd. (Ireland)	92,046	910,777	49,211	486,933	18,117	179,264
EZCORP, Inc. Class A (NON)	47,149	811,434	32,755	563,714	14,065	242,059
Ford Motor Co. (NON) (SG) (SB) (SC)	424,000	4,240,000	342,300	3,423,000	159,100	1,591,000
Ford Otomotiv Sanayi AS (Turkey)	107,464	650,448	--	--	--	--
Fuqi International, Inc. (China)
(NON) (SG) (SB) (SC)	10,721	192,442	7,597	136,366	3,176	57,009
GameStop Corp. Class A (NON) (SG)	29,600	649,424	23,800	522,172	11,400	250,116
Gannett Co., Inc. (SB)	41,752	620,017	28,637	425,259	12,253	181,957
Gap, Inc. (The)	105,700	2,214,415	84,800	1,776,560	40,600	850,570
Geberit International AG
(Switzerland)	3,574	632,686	2,994	530,012	1,711	302,889
Genesis Lease, Ltd. ADR (Ireland)	11,458	102,320	8,930	79,745	6,085	54,339
Gestevision Telecinco SA (Spain)	15,652	228,278	12,474	181,928	8,668	126,419
Goodyear Tire & Rubber Co. (The)
(NON)	46,200	651,420	37,100	523,110	17,900	252,390
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	51,448	1,125,403	27,538	602,382	10,296	225,221
Gymboree Corp. (The) (NON) (SG)
(SB) (SC)	5,964	259,374	4,284	186,311	1,778	77,325
Hertz Global Holdings, Inc. (NON)
(SG) (SB) (SC)	106,800	1,273,056	84,500	1,007,240	40,600	483,952
Hillenbrand, Inc.	7,610	143,372	5,280	99,475	2,245	42,296
Hino Motors, Ltd. (Japan) (NON)	219,000	759,806	120,000	416,332	44,000	152,655
HMS Holdings Corp. (NON) (SG) (SB)	6,641	323,350	5,528	269,158	3,265	158,973
Home Depot, Inc. (The)	54,800	1,585,364	44,000	1,272,920	20,500	593,065
Home Retail Group PLC (United
Kingdom)	59,097	269,638	33,366	152,237	10,681	48,734
Imperial Holdings, Ltd. (South
Africa)	123,200	1,473,008	21,713	259,606	15,184	181,543
JHSF Participacoes SA (Brazil)	407,517	877,009	--	--	--	--
Jos. A. Bank Clothiers, Inc. (NON)	6,648	280,479	4,640	195,762	1,868	78,811
Kanto Auto Works, Ltd. (Japan)	32,900	294,199	26,500	236,969	17,800	159,171
Kenneth Cole Productions, Inc.
Class A (NON)	9,752	94,107	6,940	66,971	2,923	28,207
Kloeckner & Co., AG (Germany) (NON)	8,344	213,351	6,652	170,087	4,852	124,063
KOC Holding AS (Turkey) (NON)	306,462	900,544	--	--	--	--
Landauer, Inc.	1,500	92,100	1,300	79,820	800	49,120
Lender Processing Services, Inc.	14,300	581,438	11,600	471,656	5,500	223,630
LG Corp. (South Korea)	6,267	391,896	4,927	308,101	3,424	214,114
Limited Brands, Inc. (SG) (SB) (SC)	74,100	1,425,684	59,700	1,148,628	28,500	548,340
LodgeNet Interactive Corp. (NON)
(SG) (SB)	24,948	137,962	17,729	98,041	7,398	40,911
Lotte Shopping Co., Ltd. (South
Korea)	2,500	743,790	--	--	--	--
Lowe's Cos., Inc.	44,400	1,038,516	35,800	837,362	16,600	388,274
M6-Metropole Television (France)	26,593	679,852	14,236	363,944	5,241	133,987
Macy's, Inc. (SG)	120,749	2,023,753	96,170	1,611,809	45,877	768,899
Maidenform Brands, Inc. (NON)	13,866	231,424	9,533	159,106	4,052	67,628
Mattel, Inc.	51,200	1,022,976	41,200	823,176	19,500	389,610

Mediaset SpA (Italy)	515,117	4,205,562	301,048	2,457,842	136,688	1,115,960
Navistar International Corp. (NON)	32,900	1,271,585	26,300	1,016,495	12,700	490,855
Next PLC (United Kingdom)	143,165	4,777,529	80,895	2,699,530	33,856	1,129,802
Nissan Motor Co., Ltd. (Japan)
(NON)	97,100	849,520	77,400	677,167	53,800	470,692
Nokian Renkaat OYJ (Finland)	12,919	313,204	10,022	242,970	6,942	168,299
Nortek, Inc. (NON)	11,709	409,815	9,787	342,545	6,442	225,470
OfficeMax, Inc. (NON)	24,511	311,045	17,203	218,306	7,236	91,825
Oshkosh Corp.	21,776	806,365	17,669	654,283	8,230	304,757
Owens Corning, Inc. (NON) (SG)	46,900	1,202,516	38,400	984,576	17,900	458,956
Perry Ellis International, Inc.
(NON)	15,354	231,231	10,973	165,253	4,569	68,809
Peugeot SA (France) (NON)	91,095	3,049,304	48,767	1,632,421	17,954	600,990
Phillips-Van Heusen Corp.	19,573	796,230	13,867	564,110	5,388	219,184
Plexus Corp. (NON)	8,269	235,667	5,859	166,982	2,449	69,797
Porsche Automobil Holding SE
(Preference) (Germany)	6,431	403,605	5,055	317,248	3,507	220,097
PT Astra International TbK
(Indonesia)	239,500	877,445	40,500	148,378	29,000	106,246
R. R. Donnelley & Sons Co.	34,600	770,542	28,400	632,468	13,300	296,191
Reed Elsevier PLC (United Kingdom)	46,681	383,689	35,628	292,840	24,494	201,326
Renault SA (France) (NON)	9,048	460,363	7,019	357,128	4,862	247,379
Rent-A-Center, Inc. (NON) (SB) (SC)	8,847	156,769	6,148	108,943	2,586	45,824
Ross Stores, Inc.	33,500	1,430,785	27,100	1,157,441	12,600	538,146
Serco Group PLC (United Kingdom)	25,225	214,653	19,929	169,587	13,647	116,130
Sky City Entertainment Group, Ltd.
(New Zealand)	130,311	310,991	70,780	168,919	26,059	62,191
Sony Corp. (Japan)	40,900	1,186,758	21,900	635,452	7,900	229,227
Sotheby's Holdings, Inc. Class A
(SG) (SB)	20,180	453,646	14,300	321,464	5,977	134,363
Stantec, Inc. (Canada) (NON)	9,322	270,745	7,809	226,802	4,462	129,593
Steiner Leisure, Ltd. (Bahamas)
(NON) (SG) (SB) (SC)	6,817	271,044	4,911	195,261	2,028	80,633
Steven Madden, Ltd. (NON)	10,288	424,277	7,124	293,794	3,028	124,875
Swire Pacific, Ltd. (Hong Kong)	192,500	2,320,740	103,000	1,241,746	38,500	464,148
Talbots, Inc. (NON) (SG) (SB) (SC)	33,313	296,819	23,650	210,722	9,846	87,728
Target Corp.	45,800	2,215,346	36,700	1,775,179	17,200	831,964
Tempur-Pedic International, Inc.
(NON)	6,250	147,688	4,436	104,823	1,842	43,526
Tenneco Automotive, Inc. (NON)	12,852	227,866	10,586	187,690	6,049	107,249
Time Warner, Inc.	113,267	3,300,600	92,949	2,708,534	42,155	1,228,397
Toro Co. (The)	19,569	818,180	15,344	641,533	6,966	291,248
Tractor Supply Co. (NON) (SG) (SB)
(SC)	2,823	149,506	2,017	106,820	839	44,433
True Religion Apparel, Inc. (NON)
(SG) (SB) (SC)	6,989	129,227	4,970	91,895	2,069	38,256
TRW Automotive Holdings Corp. (NON)	29,000	692,520	23,700	565,956	11,100	265,068
TUI Travel PLC (United Kingdom)	65,830	271,196	52,463	216,129	36,455	150,181
URS Corp. (NON) (SG) (SB) (SC)	9,400	418,488	7,600	338,352	3,600	160,272
Valeo SA (France) (NON)	52,663	1,829,652	30,337	1,053,988	12,969	450,577
Vertis Holdings, Inc. (F)(NON)	9,156	9	9,315	9	4,364	4
Visa, Inc. Class A (SG) (SB) (SC)	26,700	2,335,182	21,500	1,880,390	10,300	900,838
Wal-Mart Stores, Inc.	123,829	6,618,660	100,102	5,350,452	46,047	2,461,212
Walt Disney Co. (The) (SB)	60,365	1,946,771	49,554	1,598,117	22,504	725,754
Warnaco Group, Inc. (The) (NON)	10,022	422,828	6,962	293,727	2,973	125,431
Wesfarmers, Ltd. (Australia)	13,568	377,458	10,667	296,753	7,412	206,200
Wesfarmers, Ltd. PPS (Australia)	11,969	332,976	6,407	178,242	2,359	65,627
Wheelock and Co., Ltd. (Hong Kong)	46,000	139,979	25,000	76,075	9,000	27,387
Whirlpool Corp.	12,900	1,040,514	10,400	838,864	4,900	395,234
World Fuel Services Corp. (SG)	10,384	278,187	7,130	191,013	3,024	81,013
WPP PLC (United Kingdom)	42,702	417,366	33,046	322,989	22,984	224,644
Wright Express Corp. (NON)	5,261	167,615	3,806	121,259	1,547	49,287
Wyndham Worldwide Corp. (SG) (SB)	74,600	1,504,682	60,000	1,210,200	28,300	570,811
		111,599,943		72,305,838		33,605,896

Consumer staples		5.3%		4.7%		3.2%
AFC Enterprises (NON)	66,659	543,937	47,888	390,766	19,297	157,464
Altria Group, Inc. (SB) (SC)	157,749	3,096,613	127,180	2,496,543	59,168	1,161,468
Amorepacific Corp. (South Korea)	1,142	916,183	--	--	--	--
Anheuser-Busch InBev NV (Belgium)	68,714	3,547,199	36,779	1,898,630	13,510	697,422
Bare Escentuals, Inc. (NON)	24,479	299,378	17,655	215,921	7,423	90,783
Beacon Roofing Supply, Inc. (NON)	15,981	255,696	11,538	184,608	4,743	75,888
BJ's Wholesale Club, Inc. (NON)
(SG) (SB) (SC)	36,673	1,199,574	30,128	985,487	13,628	445,772
Bridgepoint Education, Inc. (NON)	8,250	123,915	5,846	87,807	2,444	36,709
Brinker International, Inc.	30,300	452,076	24,500	365,540	11,400	170,088
Brink's Co. (The)	14,808	360,427	12,198	296,899	5,560	135,330
Britvic PLC (United Kingdom)	147,846	975,173	114,686	756,454	80,865	533,375
Carlsberg A/S Class B (Denmark)	3,494	257,649	2,816	207,653	1,961	144,605
Carrols Restaurant Group, Inc.
(NON)	26,235	185,481	18,419	130,222	7,753	54,814
CEC Entertainment, Inc. (NON)	14,951	477,236	10,349	330,340	4,177	133,330
Cermaq ASA (Norway) (NON)	20,602	198,490	17,231	166,012	9,947	95,834
Clorox Co.	8,217	501,237	6,403	390,583	3,177	193,797
Coca-Cola Enterprises, Inc.	69,900	1,481,880	56,300	1,193,560	26,600	563,920
Colgate-Palmolive Co. (SB)	23,139	1,900,869	18,541	1,523,143	8,611	707,394
Colruyt SA (Belgium)	851	205,021	466	112,268	160	38,547
Constellation Brands, Inc. Class A
(NON) (SG) (SB)	58,064	924,960	47,663	759,272	21,630	344,566
Core-Mark Holding Co., Inc. (NON)
(SG) (SC)	6,681	220,206	4,586	151,155	1,944	64,074
Cosan, Ltd. Class A (Brazil) (NON)	47,257	411,136	39,270	341,649	22,438	195,211
CVS Caremark Corp.	44,400	1,430,124	35,800	1,153,118	16,800	541,128
Dean Foods Co. (NON) (SG) (SB)	61,313	1,106,087	50,346	908,242	22,835	411,943
Del Monte Foods Co.	46,300	525,042	37,400	424,116	17,600	199,584
Diageo PLC (United Kingdom)	36,658	639,886	28,295	493,905	19,855	346,580
Domino's Pizza, Inc. (NON)	56,212	471,057	39,885	334,236	16,598	139,091
Energizer Holdings, Inc. (NON)	4,490	275,147	3,755	230,106	2,146	131,507
Estee Lauder Cos., Inc. (The)
Class A	19,700	952,692	16,200	783,432	7,600	367,536
General Mills, Inc. (SG) (SB)	42,500	3,009,425	34,300	2,428,783	16,400	1,161,284
Heineken Holding NV (Netherlands)	24,813	1,038,756	13,382	560,215	4,927	206,261
Henkel AG & Co. KGaA (Germany)	16,654	866,356	12,945	673,410	9,104	473,598
Herbalife, Ltd. (Cayman Islands)	40,802	1,655,337	31,785	1,289,517	14,147	573,944
Hormel Foods Corp.	13,100	503,695	10,700	411,415	5,000	192,250
Hypermarcas SA (Brazil) (NON)	21,300	488,953	--	--	--	--
Imperial Tobacco Group PLC (United
Kingdom)	24,440	770,946	18,709	590,165	13,089	412,885
Indofood Sukses Makmur Tbk PT
(Indonesia)	2,305,500	862,270	--	--	--	--
J Sainsbury PLC (United Kingdom)	63,550	330,731	49,356	256,862	35,267	183,539
Japan Tobacco, Inc. (Japan)	312	1,053,813	244	824,135	168	567,438
Jardine Cycle & Carriage, Ltd.
(Singapore)	24,000	458,255	19,000	362,785	13,000	248,221
Kellogg Co.	14,000	744,800	11,400	606,480	5,300	281,960
Kerry Group PLC Class A (Ireland)	53,983	1,589,929	35,714	1,051,863	20,558	605,482
Kimberly-Clark Corp.	51,100	3,255,581	42,000	2,675,820	19,700	1,255,087
Kimberly-Clark de Mexico SAB de CV
Class A (Mexico)	203,996	914,403	--	--	--	--
Koninklijke Ahold NV (Netherlands)	172,091	2,281,293	92,111	1,221,053	33,835	448,528
Kraft Foods, Inc. Class A	118,288	3,215,068	96,910	2,634,014	45,472	1,235,929
Kroger Co. (SB) (SC)	100,263	2,058,399	80,810	1,659,029	37,906	778,210
Lawson, Inc. (Japan)	6,500	286,649	5,200	229,319	3,700	163,169
Leroy Seafood Group ASA (Norway)	5,204	94,112	4,353	78,722	2,513	45,446
Liberty Media Holding Corp. -
Interactive Class A (NON)	41,600	450,944	33,600	364,224	15,600	169,104
Lincoln Educational Services Corp.
(NON)	24,657	534,317	17,315	375,216	7,271	157,563
Lorillard, Inc.	5,198	417,036	4,003	321,161	2,776	222,718
Marine Harvest (Norway) (NON) (SG)
(SB) (SC)	573,386	416,435	479,576	348,303	276,848	201,067
McDonald's Corp.	50,962	3,182,067	41,100	2,566,284	18,689	1,166,941
Metro AG (Germany)	4,256	259,209	3,304	201,228	2,279	138,801
MWI Veterinary Supply, Inc. (NON)	6,339	238,980	4,449	167,727	1,854	69,896
Nash Finch Co. (SG)	7,801	289,339	5,317	197,208	2,307	85,567
National Presto Industries, Inc.	4,900	535,227	3,498	382,087	1,460	159,476
Nestle SA (Switzerland)	46,821	2,273,267	36,299	1,762,400	24,720	1,200,213
Newell Rubbermaid, Inc. (SG) (SB)
(SC)	51,600	774,516	41,600	624,416	19,500	292,695
Nisshin Seifun Group, Inc. (Japan)	93,000	1,250,393	49,500	665,532	18,500	248,734
Nutreco Holding NV (Netherlands)	1,349	75,561	1,128	63,182	651	36,464
Oriflame Cosmetics SA SDR (Russia)	15,812	943,325	3,108	185,420	2,164	129,102
PepsiCo, Inc. (SB)	63,243	3,845,174	52,027	3,163,242	23,580	1,433,664
Perdigao SA (Brazil) (NON)	33,230	865,220	--	--	--	--
Phase Forward, Inc. (NON)	15,230	233,781	12,677	194,592	7,489	114,956
Philip Morris International, Inc.	94,742	4,565,617	77,878	3,752,941	35,295	1,700,866
Prestige Brands Holdings, Inc.
(NON)	37,244	292,738	26,852	211,057	10,429	81,972
Procter & Gamble Co. (The)	84,923	5,148,881	69,440	4,210,147	31,817	1,929,065
Rakuten, Inc. (Japan)	585	445,113	454	345,438	316	240,437
Reckitt Benckiser Group PLC
(United Kingdom)	16,246	880,990	12,567	681,485	8,732	473,520
Reynolds American, Inc.	9,650	511,161	7,885	417,668	3,548	187,938
SABMiller PLC (United Kingdom)	41,128	1,207,178	22,017	646,237	8,106	237,925
Safeway, Inc. (SG) (SB) (SC)	82,880	1,764,515	67,304	1,432,902	31,503	670,699
Sally Beauty Holdings, Inc. (NON)	22,294	170,549	15,827	121,077	6,624	50,674
Sara Lee Corp.	106,000	1,291,080	84,800	1,032,864	41,100	500,598
School Specialty, Inc. (NON)	9,424	220,427	6,416	150,070	2,811	65,749
Spartan Stores, Inc. (SG)	15,613	223,110	10,940	156,333	4,569	65,291
Spectrum Brands, Inc. (NON)	8,936	201,060	9,862	221,895	4,994	112,365
SRA International, Inc. Class A
(NON)	6,480	123,768	5,410	103,331	3,146	60,089

SunOpta, Inc. (Canada) (NON)	32,000	107,520	27,900	93,744	14,800	49,728
Swedish Match AB (Sweden)	25,253	552,353	13,366	292,351	4,921	107,636
Toyo Suisan Kaisha, Ltd. (Japan)	84,000	1,927,439	52,000	1,193,176	26,000	596,588
Universal Corp. (SG) (SB) (SC)	5,145	234,663	3,658	166,841	1,540	70,239
USANA Health Sciences, Inc. (NON)
(SG)	7,429	236,985	5,287	168,655	2,190	69,861
Walgreen Co.	25,600	940,032	20,600	756,432	9,900	363,528
WebMD Health Corp. Class A (NON)
(SG) (SB) (SC)	8,548	329,013	7,070	272,124	4,177	160,773
Woolworths, Ltd. (Australia)	163,552	4,099,185	87,540	2,194,058	32,840	823,085
Yakult Honsha Co., Ltd. (Japan)	34,200	1,030,730	18,300	551,531	6,700	201,927
Yamazaki Baking Co., Inc. (Japan)	61,000	722,709	32,000	379,126	12,000	142,172
Yum! Brands, Inc. (SG) (SB) (SC)	27,089	947,302	22,102	772,907	10,172	355,715
		94,172,051		66,771,866		32,156,392

Energy		5.7%		4.7%		3.2%
Alpha Natural Resources, Inc.
(NON) (SG) (SB)	48,932	2,122,670	39,746	1,724,181	18,591	806,478
Apache Corp. (SG) (SB) (SC)	31,800	3,280,806	25,300	2,610,201	12,300	1,268,991
Arch Coal, Inc.	1,838	40,896	1,635	36,379	934	20,782
Areva SA (France)	240	119,096	199	98,751	114	56,571
Aventine Renewable Energy
Holdings, Inc. (NON)	41,678	15,421	36,385	13,462	19,603	7,253
Ballard Power Systems, Inc.
(Canada) (NON)	55,629	105,695	46,503	88,356	26,570	50,483
Basic Energy Services, Inc. (NON)	13,646	121,449	9,779	87,033	3,824	34,034
BG Group PLC (United Kingdom)	48,209	864,118	37,293	668,455	25,912	464,457
Bolt Technology Corp. (NON)	13,387	147,525	9,445	104,084	3,904	43,022
Boots & Coots International
Control, Inc. (NON) (SG) (SB) (SC)	182,223	300,668	128,247	211,608	53,628	88,486
BP PLC (United Kingdom)	360,203	3,486,822	235,904	2,283,588	131,696	1,274,838
Bronco Energy, Ltd. (Canada) (NON)	10,513	3,867	9,069	3,336	4,886	1,797
Cairn Energy PLC (United Kingdom)
(NON)	233,556	1,245,816	54,296	289,621	37,766	201,448
Cameron International Corp. (NON)	31,200	1,304,160	25,100	1,049,180	11,800	493,240
Canadian Oil Sands Trust (Unit)
(Canada)	5,419	154,851	4,461	127,475	2,549	72,839
Canadian Solar, Inc. (Canada) (NON)	5,180	149,288	4,700	135,454	2,408	69,399
Chevron Corp.	125,785	9,684,187	101,363	7,803,937	47,117	3,627,538
China Coal Energy Co. (China)	52,000	94,299	44,000	79,791	25,000	45,336
China Longyuan Power Group Corp.
144A (China)	32,000	41,439	25,000	32,374	17,000	22,014
China Shenhua Energy Co., Ltd.
(China)	27,000	130,547	23,500	113,625	13,500	65,274
China Sunergy Co., Ltd. ADR
(China) (NON) (SG) (SB)	9,513	43,950	8,368	38,660	4,508	20,827
CNOOC, Ltd. (China)	1,187,000	1,848,057	--	--	--	--
Compagnie Generale de
Geophysique-Veritas SA (France)
(NON)	88,065	1,876,803	47,136	1,004,542	17,683	376,852
Complete Production Services, Inc.
(NON)	16,531	214,903	11,796	153,348	4,931	64,103
Connacher Oil and Gas, Ltd.
(Canada) (NON)	33,520	40,991	28,917	35,362	15,579	19,051
ConocoPhillips	92,679	4,733,117	76,103	3,886,580	34,469	1,760,332
CONSOL Energy, Inc.	1,210	60,258	996	49,601	569	28,336
Contango Oil & Gas Co. (NON)	2,943	138,350	2,102	98,815	872	40,993
Covanta Holding Corp. (NON)	18,698	338,247	15,595	282,114	8,910	161,182
CVR Energy, Inc. (NON)	17,047	116,942	11,997	82,299	5,009	34,362
Devon Energy Corp.	6,394	469,959	5,263	386,831	2,409	177,062
EDP Renovaveis SA (Spain) (NON)	23,240	219,512	19,275	182,061	11,013	104,023
ENI SpA (Italy)	199,368	5,071,656	106,710	2,714,560	40,031	1,018,335
Ensco International PLC ADR
(United Kingdom) (SC)	34,223	1,366,867	28,198	1,126,228	12,837	512,710
Evergreen Energy, Inc. (NON)	105,564	36,208	88,356	30,306	50,484	17,316
Evergreen Solar, Inc. (NON) (SG)
(SB)	19,963	30,144	17,300	26,123	9,133	13,791
Exxon Mobil Corp.	195,610	13,338,646	157,401	10,733,174	71,378	4,867,266
Fersa Energias Renovables SA
(Spain) (SG)	39,050	123,167	32,925	103,848	20,481	64,599
First Solar, Inc. (NON) (SG) (SB)
(SC)	2,496	337,958	1,930	261,322	1,328	179,811
FuelCell Energy, Inc. (NON) (SG)
(SB) (SC)	43,107	162,082	37,437	140,763	21,557	81,054
Gamesa Corp Tecnologica SA (Spain)	12,001	201,019	10,141	169,863	6,308	105,660
Gazprom (Russia) (NON)	156,017	945,849	--	--	--	--
Geokinetics, Inc. (NON) (SG) (SB)
(SC)	19,117	183,906	13,455	129,437	5,634	54,199
GT Solar International, Inc. (NON)
(SG) (SB) (SC)	8,826	49,073	7,614	42,334	4,102	22,807
Gushan Environmental Energy, Ltd.
ADR (China)	37,699	49,763	31,003	40,924	17,714	23,382
Halliburton Co.	50,783	1,528,060	40,481	1,218,073	19,107	574,930
Headwaters, Inc. (NON)	18,069	117,810	15,008	97,852	8,575	55,909
Hess Corp.	41,033	2,482,497	33,045	1,999,223	15,860	959,530
Hornbeck Offshore Services, Inc.
(NON) (SG) (SB) (SC)	18,444	429,376	12,916	300,684	5,529	128,715
Iberdrola Renovables SA (Spain)	60,089	286,055	50,255	239,240	28,715	136,698
International Coal Group, Inc.
(NON) (SG) (SB) (SC)	54,787	211,478	39,096	150,911	16,344	63,088
ION Geophysical Corp. (NON)	77,680	459,866	54,454	322,368	22,964	135,947
JA Solar Holdings Co., Ltd. ADR
(China) (NON) (SG) (SB)	15,320	87,324	12,397	70,663	7,084	40,379
KazMunaiGas Exploration Production
GDR (Kazakhstan)	32,842	817,009	--	--	--	--
Marathon Oil Corp.	97,585	3,046,604	80,140	2,501,971	36,441	1,137,688
Massey Energy Co.	1,458	61,251	1,228	51,588	702	29,491
Murphy Oil Corp.	25,000	1,355,000	19,900	1,078,580	9,700	525,740
Nexen, Inc. (Canada)	27,322	658,317	21,509	518,255	15,009	361,638
Noble Corp. (Switzerland)	40,449	1,646,274	32,545	1,324,582	15,595	634,717
Occidental Petroleum Corp.	49,266	4,007,789	40,508	3,295,326	18,345	1,492,366
Oil States International, Inc.
(NON) (SG)	6,769	265,954	4,811	189,024	1,825	71,704
Oilsands Quest, Inc. (Canada) (NON)	28,742	33,053	24,795	28,514	13,358	15,362
OPTI Canada, Inc. (Canada) (NON)	11,597	22,492	10,005	19,404	5,390	10,454
Patterson-UTI Energy, Inc. (SG)
(SB) (SC)	41,100	630,885	33,000	506,550	15,600	239,460
Peabody Energy Corp.	1,504	67,996	1,208	54,614	690	31,195
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	46,323	1,963,632	4,524	191,772	3,143	133,232
Petroleo Brasileiro SA ADR (Brazil)	29,430	1,403,222	--	--	--	--
Petroleum Development Corp. (NON)	22,504	409,798	15,679	285,515	6,533	118,966
Q-Cells AG (Germany) (NON) (SG)
(SB) (SC)	5,397	88,335	4,477	73,277	2,643	43,259
Renewable Energy Corp. AS (Norway)
(NON) (SG) (SB) (SC)	17,141	131,111	13,856	105,985	8,181	62,576
Repsol YPF SA (Spain)	42,540	1,134,866	25,883	690,497	12,669	337,979
Rosetta Resources, Inc. (NON)	16,269	324,241	11,228	223,774	4,803	95,724
Rosneft Oil Co. GDR (Russia)	124,106	1,044,244	--	--	--	--
Rowan Cos., Inc. (NON) (SG) (SB)
(SC)	40,244	911,124	32,431	734,238	15,264	345,577
Royal Dutch Shell PLC Class A
(United Kingdom)	46,923	1,418,046	25,116	759,023	9,324	281,778
Royal Dutch Shell PLC Class B
(United Kingdom)	145,647	4,248,112	84,245	2,457,189	37,219	1,085,573
Sasol, Ltd. ADR (South Africa)	4,026	160,798	3,428	136,914	1,959	78,242
Schlumberger, Ltd. (SG)	24,400	1,588,196	19,600	1,275,764	9,200	598,828
Solar Millennium AG (Germany) (NON)	2,162	109,278	1,862	94,115	1,064	53,780
Solarfun Power Holdings Co., Ltd.
ADR (China) (NON) (SG) (SB)	9,670	73,782	9,026	68,868	4,863	37,105
South Australian Coal Corp.
(Australia) (F)	3,487	313	2,932	264	1,675	151
StatoilHydro ASA (Norway)	199,820	4,983,318	110,272	2,750,077	44,407	1,107,468
Suncor Energy, Inc. (Canada)	5,687	200,808	4,774	168,570	2,728	96,326
Sunoco, Inc. (SG) (SB) (SC)	37,008	965,909	29,360	766,296	14,367	374,979
Superior Well Services, Inc. (NON)	26,469	377,448	18,667	266,191	7,800	111,228
Swift Energy Co. (NON) (SG)	10,122	242,523	7,167	171,721	2,750	65,890
T-3 Energy Services, Inc. (NON)	12,576	320,688	9,028	230,214	3,750	95,625
Theolia SA (France) (NON) (SG)
(SB) (SC)	13,828	57,033	11,999	49,489	6,377	26,302
Total SA (France)	9,047	579,281	7,112	455,382	4,942	316,437
Trina Solar, Ltd. ADR (China)
(NON) (SC)	6,331	341,684	5,154	278,161	3,240	174,863
Unit Corp. (NON)	6,115	259,888	4,352	184,960	1,830	77,775
UTS Energy Corp. (Canada) (NON)	40,889	89,067	35,274	76,836	19,004	41,396
Vaalco Energy, Inc. (NON)	35,330	160,752	24,106	109,682	9,853	44,831
VeraSun Energy Corp. (NON)	37,394	79	31,589	66	17,019	36
Walter Industries, Inc.	16,757	1,261,970	13,238	996,954	6,124	461,198
Williams Cos., Inc. (The)	70,900	1,494,572	56,800	1,197,344	27,500	579,700
Yanzhou Coal Mining Co., Ltd.
(China)	46,000	100,531	38,000	83,047	22,000	48,080
		100,070,786		68,129,593		32,002,248

Financials		9.3%		7.1%		4.9%
3i Group PLC (United Kingdom)	252,465	1,142,347	135,130	611,433	50,103	226,705
ACE, Ltd.	6,196	312,278	4,939	248,926	3,521	177,458
Aflac, Inc.	46,234	2,138,323	37,833	1,749,776	18,865	872,506
Agile Property Holdings, Ltd.
(China)	618,000	895,922	--	--	--	--
Agree Realty Corp. (R)	10,795	251,416	7,899	183,968	3,032	70,615

Aldar Properties PJSC (United Arab
Emirates) (NON)	712,425	950,962	--	--	--	--
Allianz SE (Germany)	2,995	372,497	2,042	253,970	1,204	149,745
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	6,994	322,214	5,119	235,832	1,965	90,528
American Campus Communities, Inc.
(R)	28,970	814,057	23,377	656,894	10,976	308,426
American Capital Agency Corp. (R)	8,324	220,919	5,668	150,429	2,439	64,731
American Equity Investment Life
Holding Co. (SG) (SB)	48,722	362,492	34,568	257,186	13,811	102,754
American Express Co.	17,700	717,204	14,100	571,332	6,800	275,536
American Financial Group, Inc.	45,580	1,137,221	37,249	929,363	17,393	433,955
American Safety Insurance
Holdings, Ltd. (Bermuda) (NON)	12,196	176,232	8,675	125,354	3,635	52,526
Amerisafe, Inc. (NON) (SB)	23,966	430,669	17,345	311,690	7,325	131,630
Annaly Capital Management, Inc. (R)	86,100	1,493,835	69,700	1,209,295	32,700	567,345
Anworth Mortgage Asset Corp. (R)
(SG) (SB)	28,748	201,236	19,642	137,494	8,467	59,269
AON Corp.	12,737	488,337	10,008	383,707	4,859	186,294
Argo Group International Holdings,
Ltd. (Bermuda) (NON)	6,476	188,711	4,542	132,354	1,903	55,453
Ashford Hospitality Trust, Inc.
(NON)(R) (SG) (SB) (SC)	68,318	316,996	46,755	216,943	19,972	92,670
Aspen Insurance Holdings, Ltd.
(Bermuda)	11,085	282,113	7,690	195,711	3,138	79,862
Assicurazioni Generali SpA (Italy)	151,665	4,063,046	81,015	2,170,360	29,827	799,054
Assured Guaranty, Ltd. (Bermuda)	16,218	352,904	11,693	254,440	4,551	99,030
Australia & New Zealand Banking
Group, Ltd. (Australia)	223,167	4,543,292	124,340	2,531,346	50,765	1,033,487
AXA SA (France)	38,665	913,703	30,275	715,437	21,048	497,391
Banca Monte dei Paschi di Siena
SpA (Italy)	1,163,128	2,034,916	622,554	1,089,171	233,544	408,590
Banco Bilbao Vizcaya Argentaria SA
(Spain)	39,807	720,499	31,406	568,443	22,137	400,675
Banco do Brasil SA (Brazil)	46,664	795,363	14,300	243,736	10,200	173,854
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	24,259	337,200	17,486	243,055	7,409	102,985
Banco Popolare SC (Italy) (NON)	217,508	1,626,794	116,420	870,733	43,674	326,648
Banco Santander Central Hispano SA
(Spain)	52,616	863,782	41,709	684,725	29,509	484,441
Bank Mandiri Persero Tbk PT
(Indonesia)	1,223,000	610,893	--	--	--	--
Bank of America Corp.	225,305	3,393,093	184,234	2,774,564	86,861	1,308,127
Bank of Baroda (India)	32,907	360,931	--	--	--	--
Bank of China Ltd. (China)	2,179,000	1,166,704	499,000	267,180	347,000	185,795
Bank of Hawaii Corp. (SG) (SC)	22,200	1,044,732	18,100	851,786	8,400	395,304
Bank of New York Mellon Corp. (The)	30,400	850,288	24,900	696,453	11,300	316,061
Bank of the Ozarks, Inc. (SG) (SB)
(SC)	12,185	356,655	8,776	256,874	3,699	108,270
Bank Rakyat Indonesia (Indonesia)	1,455,000	1,172,549	179,500	144,655	132,500	106,779
Bankinter SA (Spain)	122,449	1,243,608	65,540	665,633	25,339	257,346
Barclays PLC (United Kingdom)	910,231	4,014,819	529,929	2,337,394	242,684	1,070,423
BlackRock, Inc. (SG) (SB) (SC)	5,300	1,230,660	4,300	998,460	2,000	464,400
BNP Paribas SA (France)	60,960	4,806,715	35,994	2,838,138	16,833	1,327,287
Brookfield Properties Corp.
(Canada) (R)	25,376	310,321	20,385	249,286	14,449	176,696
CapLease, Inc. (R) (SG)	38,162	167,150	26,343	115,382	11,266	49,345
CB Richard Ellis Group, Inc.
Class A (NON)	79,300	1,076,101	65,000	882,050	30,200	409,814
CBL & Associates Properties (R)	27,769	268,526	18,913	182,889	8,226	79,545
CFS Retail Property Trust
(Australia) (R)	740,306	1,254,560	396,242	671,492	152,860	259,044
Charles Schwab Corp. (The)	47,100	886,422	38,700	728,334	17,600	331,232
China Citic Bank (China)	906,000	766,489	--	--	--	--
China Construction Bank Corp.
(China)	2,485,000	2,115,270	--	--	--	--
China Life Insurance Co. (Taiwan)
(NON)	1,266,023	974,185	--	--	--	--
China Pacific Insurance Group Co.,
Ltd. (China) (NON)	14,200	56,594	11,000	43,841	7,800	31,087
Chubb Corp. (The)	51,675	2,541,377	42,494	2,089,855	19,896	978,485
Citigroup, Inc.	356,930	1,181,438	298,132	986,817	126,749	419,539
CNA Surety Corp. (NON)	13,091	194,925	9,311	138,641	3,901	58,086
Commonwealth Bank of Australia
(Australia)	5,122	249,913	4,043	197,266	2,908	141,887
Conseco, Inc. (NON) (SB) (SC)	96,387	481,935	67,863	339,315	27,729	138,645
Cowen Group, Inc. (NON)	32,741	193,827	22,601	133,798	9,665	57,217
Credit Agricole SA (France)	79,079	1,377,530	42,334	737,444	15,585	271,486
Credit Suisse Group (Switzerland)	58,000	2,854,772	33,100	1,629,189	14,268	702,274
Danske Bank A/S (Denmark) (NON)	78,113	1,777,201	41,810	951,247	16,108	366,484
DBS Group Holdings, Ltd.
(Singapore)	407,000	4,427,946	230,500	2,507,719	97,500	1,060,749
Dexus Property Group (Australia)	728,497	550,423	550,551	415,974	395,366	298,723
Diamond Lease Co., Ltd. (Japan)	3,220	96,686	1,820	54,648	580	17,415
Digital Realty Trust, Inc. (R)
(SG) (SB) (SC)	11,500	578,220	9,400	472,632	4,300	216,204
DnB NOR ASA (Norway) (NON)	24,077	261,320	19,311	209,593	13,077	141,932
Dollar Financial Corp. (NON) (SG)
(SB)	10,739	254,085	7,700	182,182	3,207	75,878
Dongbu Insurance Co., Ltd. (South
Korea)	35,640	986,950	--	--	--	--
E*Trade Financial Corp. (NON)	313,916	549,353	220,305	385,534	93,623	163,840
EFG Eurobank Ergasias (Greece)
(NON)	67,712	750,355	36,249	401,696	13,345	147,884
Entertainment Properties Trust (R)	6,196	218,533	4,297	151,555	1,823	64,297
Evercore Partners, Inc. Class A	13,547	411,829	9,440	286,976	4,026	122,390
Fairfax Financial Holdings, Ltd.
(Canada)	1,008	394,841	764	299,264	533	208,780
Federated Investors, Inc. (SG) (SB)	12,737	350,268	8,640	237,600	3,820	105,050
First Bancorp	11,447	159,915	7,970	111,341	3,213	44,886
First Defiance Financial Corp.	12,589	142,130	8,742	98,697	3,706	41,841
First Gulf Bank PJSC (United Arab
Emirates) (NON)	123,191	537,579	--	--	--	--
First Mercury Financial Corp.	9,976	136,771	6,831	93,653	3,320	45,517
Flushing Financial Corp.	24,611	277,120	16,929	190,621	7,193	80,993
Franklin Resources, Inc.	7,100	747,985	5,800	611,030	2,700	284,445
Glimcher Realty Trust (R)	52,390	141,453	36,299	98,007	15,375	41,513
Goldman Sachs Group, Inc. (The)	32,204	5,437,323	26,149	4,414,997	12,400	2,093,616
Grupo Financiero Banorte SA de CV
(Mexico)	158,500	572,306	--	--	--	--
Hachijuni Bank, Ltd. (The) (Japan)	129,000	751,211	69,000	401,810	26,000	151,407
Hang Lung Group, Ltd. (Hong Kong)	60,000	296,838	32,000	158,314	11,000	54,420
HRPT Properties Trust (R)	42,889	277,492	29,304	189,597	12,632	81,729
HSBC Holdings PLC (United Kingdom)	149,470	1,707,385	118,224	1,350,464	82,139	938,268
Hudson City Bancorp, Inc.	191,700	2,632,041	152,900	2,099,317	72,800	999,544
Industrial & Commercial Bank
of China (China)	2,647,000	2,172,361	--	--	--	--
ING Groep NV (Netherlands) (NON)	81,720	789,368	44,124	426,212	15,323	148,011
Insurance Australia Group, Ltd.
(Australia)	194,641	697,613	104,199	373,460	38,362	137,493
Intercontinental Exchange, Inc.
(NON)	8,300	932,090	6,600	741,180	3,200	359,360
International Bancshares Corp.
(SG) (SB)	17,650	334,115	12,739	241,149	4,930	93,325
Invesco, Ltd.	25,500	598,995	20,400	479,196	9,800	230,202
Investment Technology Group, Inc.
(NON) (SG)	42,822	843,593	34,157	672,893	15,352	302,434
Irish Life & Permanent PLC
(Ireland) (NON)	37,086	174,953	28,625	135,038	20,086	94,756
Itau Unibanco Banco Multiplo SA
ADR (Preference) (Brazil) (SG)	27,272	622,892	--	--	--	--
Japan Retail Fund Investment Corp.
(Japan) (R)	53	237,464	42	188,179	29	129,933
Jefferies Group, Inc. (NON)	21,200	503,076	17,200	408,156	8,200	194,586
JPMorgan Chase & Co.	198,074	8,253,744	160,698	6,696,286	73,682	3,070,329
Korea Exchange Bank (South Korea)	34,850	434,060	27,560	343,262	19,030	237,020
KWG Property Holding, Ltd. (China)	629,000	479,706	--	--	--	--
Lexington Realty
Trust (R)	33,192	201,807	23,998	145,908	9,197	55,918
Liberty Property Trust (R)	22,100	707,421	18,100	579,381	8,400	268,884
Loews Corp.	17,694	643,177	14,395	523,258	6,504	236,420
LTC Properties, Inc. (R)	15,273	408,553	10,464	279,912	4,481	119,867
Macquarie Bank, Ltd. (Australia)	9,510	407,405	4,613	197,619	1,719	73,641
Macquarie Office Trust (Australia)	1,292,372	355,638	706,263	194,351	241,764	66,529
Maiden Holdings, Ltd. (Bermuda)
(SG)	35,662	261,046	24,339	178,161	10,509	76,926
MetLife, Inc.	26,600	940,310	21,500	760,025	10,200	360,570
Mitsui Fudosan Co., Ltd. (Japan)	23,000	386,629	17,000	285,769	12,000	201,719
Morgan Stanley	68,046	2,014,162	54,292	1,607,043	25,722	761,371
National Australia Bank, Ltd.
(Australia)	7,295	177,619	5,749	139,977	4,093	99,657
National Bank of Canada (Canada)	9,429	542,661	7,556	434,865	5,222	300,538
National Bank of Greece SA
(Greece) (NON)	31,338	798,449	24,599	626,748	17,093	435,506
National Health Investors, Inc.
(R) (SG) (SB) (SC)	16,197	599,127	10,981	406,187	4,818	178,218
Nationwide Health Properties, Inc.
(R)	17,852	628,033	14,526	511,025	6,559	230,746
Nelnet, Inc. Class A	19,219	331,143	13,089	225,523	5,711	98,401
New World Development Co., Ltd.
(Hong Kong)	120,000	244,924	92,000	187,775	65,000	132,667
NGP Capital Resources Co.	21,377	173,795	14,615	118,820	6,268	50,959
Nomura Holdings, Inc. 144A (Japan)	2,607	19,232	2,080	15,344	1,453	10,719

Nomura Securities Co., Ltd. (Japan)	53,200	392,461	41,000	302,461	28,400	209,510
Northern Trust Corp. (SG) (SB) (SC)	9,094	476,526	7,421	388,860	3,353	175,697
NorthStar Realty Finance Corp. (R)
(SG) (SB) (SC)	38,157	130,879	26,189	89,828	10,463	35,888
Old Mutual PLC (South Africa) (NON)	1,110,201	1,940,403	594,225	1,038,583	219,123	382,982
Omega Healthcare Investors, Inc.
(R)	11,481	223,305	7,901	153,674	3,356	65,274
Oriental Financial Group (Puerto
Rico)	23,830	257,364	16,324	176,299	6,992	75,514
ORIX Corp. (Japan)	9,580	652,158	7,640	520,093	5,260	358,074
ORIX Corp. 144A (Japan)	760	51,737	600	40,845	410	27,911
Oversea-Chinese Banking Corp.,
Ltd. (Singapore)	127,000	818,010	68,000	437,990	25,000	161,026
PDG Realty SA Empreendimentos e
Participacoes (Brazil)	41,978	417,973	--	--	--	--
Pico Holdings, Inc. (NON) (SG)
(SB) (SC)	8,622	282,198	7,223	236,409	4,127	135,077
Piper Jaffray Cos. (NON) (SB)	3,485	176,376	2,368	119,844	1,043	52,786
Platinum Underwriters Holdings,
Ltd. (Bermuda)	6,284	240,614	4,293	164,379	1,843	70,568
Principal Financial Group	38,300	920,732	31,000	745,240	14,500	348,580
Prudential Financial, Inc.	33,300	1,657,008	26,800	1,333,568	12,600	626,976
Prudential PLC (United Kingdom)	20,574	209,783	16,309	166,295	11,538	117,647
PS Business Parks, Inc. (R) (SG)
(SB) (SC)	7,476	374,174	5,332	266,867	2,184	109,309
Public Storage (R)	13,700	1,115,865	11,100	904,095	5,200	423,540
QBE Insurance Group, Ltd.
(Australia)	21,838	498,747	14,946	341,344	8,960	204,633
Ramco-Gershenson Properties Trust (R)	14,793	141,125	10,726	102,326	4,116	39,267
Renhe Commercial Holdings Co.,
Ltd. (China)	4,530,000	1,021,606	1,888,000	425,782	1,302,000	293,627
Royal Bank of Canada (Canada)	8,441	454,832	6,763	364,415	4,658	250,990
RSA Insurance Group PLC (United
Kingdom)	152,822	297,619	123,146	239,826	84,948	165,435
Saul Centers, Inc. (R)	5,497	180,082	3,782	123,898	1,607	52,645
Sberbank RF (Russia)	243,259	680,337	--	--	--	--
Schroders PLC (United Kingdom)	51,135	1,092,516	27,374	584,855	10,078	215,320
SCOR (France)	8,579	214,114	4,633	115,630	1,663	41,505
SeaBright Insurance Holdings, Inc.
(NON) (SG)	51,750	594,608	37,395	429,669	15,723	180,657
Shimo Property Holdings, Ltd.
(China)	358,000	671,463	--	--	--	--
Shinhan Financial Group Co., Ltd.
(South Korea)	58,350	2,168,287	10,840	402,815	7,560	280,930
SL Green Realty Corp. (R)	8,878	446,031	6,237	313,347	2,620	131,629
Smithtown Bancorp, Inc. (SG) (SB)
(SC)	11,737	69,835	8,184	48,695	3,314	19,718
Societe Generale (France)	15,932	1,101,490	12,445	860,409	8,685	600,454
Standard Bank Investment Corp.,
Ltd. (South Africa)	79,579	1,093,802	--	--	--	--
State Bank of India, Ltd. (India)	8,045	390,850	6,209	301,652	4,357	211,676
State Street Corp.	41,047	1,787,186	33,638	1,464,599	15,456	672,954
Suffolk Bancorp (SG) (SB) (SC)	11,224	333,353	8,128	241,402	3,431	101,901
SWS Group, Inc. (SG) (SB)	36,653	443,501	25,502	308,574	10,824	130,970
T. Rowe Price Group, Inc.	22,100	1,176,825	17,900	953,175	8,500	452,625
Toronto-Dominion Bank (Canada)	12,257	772,401	9,681	610,069	6,664	419,946
TradeStation Group, Inc. (NON)	28,732	226,695	20,449	161,343	8,595	67,815
Travelers Cos., Inc. (The)	32,518	1,621,347	26,621	1,327,323	12,036	600,115
Turkiye Garanti Bankasi AS (Turkey)	210,912	894,833	--	--	--	--
U.S. Bancorp (SG) (SB) (SC)	94,922	2,136,694	77,485	1,744,187	36,043	811,328
UniCredito Italiano SpA (Italy)	927,258	3,081,939	496,664	1,650,768	182,853	607,751
Universal Health Realty Income
Trust (R)	3,574	114,475	2,443	78,249	1,053	33,728
Universal Insurance Holdings, Inc.
(SG) (SB)	31,980	187,723	21,773	127,808	9,511	55,830
Uranium Participation Corp.
(Canada) (NON)	7,224	45,551	5,822	36,711	3,327	20,979
Urstadt Biddle Properties, Inc.
Class A (R)	11,385	173,849	7,799	119,091	3,341	51,017
Validus Holdings, Ltd. (Bermuda)	7,272	195,908	4,949	133,326	2,163	58,271
Waddell & Reed Financial, Inc.
Class A	21,000	641,340	17,100	522,234	8,100	247,374
Wells Fargo & Co.	148,585	4,010,309	120,979	3,265,223	56,983	1,537,971
Westfield Group (Australia) (R)	20,348	227,066	10,988	122,616	3,945	44,023
Westpac Banking Corp. (Australia)	117,412	2,644,470	62,844	1,415,435	23,085	519,943
Wharf (Holdings), Ltd. (Hong Kong)	51,000	291,634	42,000	240,169	28,000	160,113
Wilshire Bancorp, Inc.	20,339	166,576	13,961	114,341	5,572	45,635
World Acceptance Corp. (NON) (SG)
(SB) (SC)	14,684	526,128	10,747	385,065	4,555	163,206
Yamaguchi Financial Group, Inc.
(Japan)	26,000	240,849	14,000	129,688	5,000	46,317
Zurich Financial Services AG
(Switzerland)	6,207	1,348,720	4,883	1,061,028	3,430	745,305
		163,755,464		101,339,426		48,232,809

Health care		6.1%		5.6%		3.9%
Abbott Laboratories	66,500	3,590,335	53,600	2,893,864	25,600	1,382,144
Actelion NV (Switzerland) (NON)	19,768	1,055,125	10,581	564,765	4,090	218,306
Aetna, Inc.	42,427	1,344,936	34,873	1,105,474	15,779	500,194
AGA Medical Holdings, Inc. (NON)	6,419	94,809	4,616	68,178	1,928	28,477
Alapis Holding Industrial and
Commercial SA (Greece)	1,194,223	862,091	923,799	666,876	641,897	463,376
Alliance Imaging, Inc. (NON) (SG)
(SB) (SC)	31,685	180,921	21,867	124,861	9,354	53,411
Allscripts-Misys Healthcare
Solutions, Inc. (NON)	13,817	279,518	11,544	233,535	6,820	137,969
Amedisys, Inc. (NON) (SG) (SB) (SC)	11,319	549,651	7,885	382,896	3,281	159,325
American Medical Systems Holdings,
Inc. (NON) (SC)	14,883	287,093	10,685	206,114	4,428	85,416
American Oriental Bioengineering,
Inc. (China) (NON) (SG) (SB) (SC)	57,912	269,291	40,798	189,711	17,115	79,585
AmerisourceBergen Corp.	47,500	1,238,325	38,000	990,660	18,400	479,688
Amgen, Inc. (NON)	78,705	4,452,342	65,787	3,721,571	29,335	1,659,481
AmSurg Corp. (NON) (SG) (SB)	7,564	166,559	5,300	116,706	2,218	48,840
Assisted Living Concepts, Inc.
Class A (NON) (SG)	10,185	268,578	8,533	225,015	4,894	129,055
Astellas Pharma, Inc. (Japan)	21,600	805,393	16,900	630,145	11,700	436,254
AstraZeneca PLC (United Kingdom)	108,488	5,102,268	58,068	2,730,980	21,784	1,024,517
athenahealth, Inc. (NON) (SG) (SB)
(SC)	26,770	1,211,075	22,402	1,013,466	10,927	494,337
Auxilium Pharmaceuticals, Inc.
(NON)	4,614	138,328	3,296	98,814	1,372	41,133
Baxter International, Inc.	27,758	1,628,839	22,875	1,342,305	10,402	610,389
Biogen Idec, Inc. (NON) (SG) (SB)
(SC)	38,804	2,076,014	31,691	1,695,469	14,681	785,434
Biotest AG (Preference) (Germany)	3,756	185,500	2,899	143,175	2,034	100,455
Biovail Corp. (Canada)	19,094	266,552	13,676	190,917	5,653	78,916
Bristol-Myers Squibb Co.	158,296	3,996,974	129,908	3,280,177	58,774	1,484,044
Brookdale Senior Living, Inc. (NON)	31,935	580,898	26,753	486,637	15,345	279,126
Centene Corp. (NON)	13,509	285,986	9,580	202,809	3,832	81,123
Cephalon, Inc. (NON) (SG)	19,921	1,243,270	16,323	1,018,718	7,453	465,142
Cerner Corp. (NON)	4,186	345,094	3,485	287,303	2,059	169,744
China-Biotics, Inc. (China) (NON)	8,702	134,620	6,034	93,346	2,562	39,634
Coloplast A/S Class B (Denmark)	2,284	207,423	1,223	111,068	450	40,867
Community Health Systems, Inc.
(NON) (SG)	31,300	1,114,280	24,900	886,440	12,200	434,320
Computer Programs & Systems, Inc.	4,150	191,108	3,422	157,583	2,022	93,113
Concord Medical Services Holding,
Ltd. ADR (China) (NON)	10,549	91,143	7,513	64,912	3,126	27,009
Continucare Corp. (NON)	44,369	193,893	31,582	138,013	13,096	57,230
Covidien PLC (Ireland)	16,879	808,335	13,368	640,194	9,320	446,335
Cubist Pharmaceuticals, Inc. (NON)
(SG) (SB) (SC)	15,177	287,908	10,733	203,605	4,231	80,262
Dendreon Corp. (NON)	5,475	143,883	3,879	101,940	1,623	42,652
Eclipsys Corp. (NON) (SG) (SB)	13,825	256,039	11,586	214,573	6,844	126,751
Eli Lilly & Co. (SG) (SB) (SC)	100,386	3,584,784	81,375	2,905,901	38,199	1,364,086
Emeritus Corp. (NON) (SG) (SB)	20,068	376,275	16,811	315,206	9,643	180,806
Endo Pharmaceuticals Holdings,
Inc. (NON)	20,328	416,927	14,085	288,883	5,949	122,014
Ensign Group, Inc. (The)	2,780	42,729	2,328	35,781	1,335	20,519
Enzon Pharmaceuticals, Inc. (NON)
(SG) (SB)	21,094	222,120	15,134	159,361	6,293	66,265
Exelixis, Inc. (NON)	18,213	134,230	12,906	95,117	5,399	39,791
Express Scripts, Inc. (NON)	19,177	1,657,852	15,444	1,335,134	7,249	626,676
Facet Biotech Corp. (NON)	9,980	175,448	7,131	125,363	2,969	52,195
Forest Laboratories, Inc. (NON)
(SG)	41,389	1,329,001	33,032	1,060,658	15,724	504,898
Fujirebio, Inc. (Japan)	11,100	304,124	8,900	243,847	6,200	169,871
Gentiva Health Services, Inc. (NON)	10,710	289,277	7,730	208,787	3,152	85,136
Genzyme Corp. (NON)	35,375	1,733,729	28,538	1,398,647	14,586	714,860
Gilead Sciences, Inc. (NON)	54,900	2,376,072	44,200	1,912,976	21,200	917,536
GlaxoSmithKline PLC (United
Kingdom)	148,578	3,150,274	79,525	1,686,155	29,212	619,377
Health Management Associates, Inc.
Class A (NON)	179,627	1,305,888	136,858	994,958	63,595	462,336
HealthSpring, Inc. (NON) (SG) (SB)
(SC)	20,430	359,772	14,370	253,056	6,008	105,801
Hospira, Inc. (NON)	24,600	1,254,600	19,600	999,600	9,600	489,600
Humana, Inc. (NON) (SG) (SB) (SC)	28,600	1,255,254	23,500	1,031,415	10,700	469,623
Illumina, Inc. (NON) (SC)	17,800	545,570	14,400	441,360	6,700	205,355
Invacare Corp. (SG) (SC)	8,777	218,898	6,233	155,451	2,599	64,819
Inverness Medical Innovations,

Inc. (NON)	6,047	251,011	4,341	180,195	1,804	74,884
Johnson & Johnson	83,233	5,361,038	67,580	4,352,828	30,709	1,977,967
Kindred Healthcare, Inc. (NON)	21,679	400,194	18,161	335,252	10,417	192,298
Kinetic Concepts, Inc. (NON) (SG)
(SB) (SC)	39,968	1,504,795	30,855	1,161,691	14,351	540,315
LHC Group, Inc. (NON) (SB) (SC)	9,324	313,380	6,582	221,221	2,697	90,646
Lincare Holdings, Inc. (NON) (SG)
(SB) (SC)	42,666	1,583,762	32,121	1,192,332	14,748	547,446
Martek Biosciences Corp. (NON)	10,252	194,173	8,671	164,229	4,954	93,829
McKesson Corp.	50,815	3,175,938	41,378	2,586,125	19,945	1,246,563
Medco Health Solutions, Inc. (NON)
(SB)	36,800	2,351,888	29,400	1,878,954	14,200	907,522
Medicis Pharmaceutical Corp.
Class A (SB)	26,423	714,742	18,837	509,541	7,879	213,127
Medivation, Inc. (NON) (SG) (SB)	9,091	342,276	6,528	245,779	2,707	101,919
Medtronic, Inc.	13,173	579,349	10,273	451,807	5,169	227,333
Merck & Co., Inc.	41,818	1,528,030	34,299	1,253,285	15,588	569,586
Millipore Corp. (NON)	2,781	201,205	2,330	168,576	1,332	96,370
Mylan, Inc. (NON) (SG) (SB) (SC)	125,024	2,304,192	102,579	1,890,531	46,444	855,963
Natus Medical, Inc. (NON) (SG)	13,165	194,710	9,394	138,937	3,927	58,080
Nippon Shinyaku Co., Ltd. (Japan)	19,000	212,257	15,000	167,571	10,000	111,714
Novartis AG (Switzerland)	60,559	3,297,318	36,497	1,987,189	17,666	961,879
NuVasive, Inc. (NON)	5,844	186,891	4,162	133,101	1,728	55,261
Obagi Medical Products, Inc. (NON)
(SG)	26,284	315,408	17,976	215,712	7,230	86,760
OSI Pharmaceuticals, Inc. (NON)	4,474	138,828	3,180	98,675	1,325	41,115
Pall Corp.	5,532	200,258	4,634	167,751	2,648	95,858
Par Pharmaceutical Cos., Inc. (NON)	31,378	849,089	22,008	595,536	9,195	248,817
PDL BioPharma, Inc.	27,170	186,386	19,317	132,515	8,041	55,161
Perrigo Co. (SG) (SB) (SC)	6,528	260,076	4,641	184,897	1,838	73,226
Pfizer, Inc.	376,190	6,842,896	303,900	5,527,941	143,169	2,604,244
Quality Systems, Inc. (SG) (SB)
(SC)	15,886	997,482	13,122	823,930	6,481	406,942
Questcor Pharmaceuticals, Inc.
(NON) (SG) (SB)	21,853	103,802	15,517	73,706	6,470	30,733
Roche Holding AG (Switzerland)	14,767	2,510,528	11,453	1,947,117	8,016	1,362,795
Salix Pharmaceuticals, Ltd. (NON)	5,321	135,153	3,788	96,215	1,569	39,853
Sanofi-Aventis (France)	44,162	3,458,937	23,638	1,851,419	8,683	680,086
Santarus, Inc. (NON)	91,874	424,458	65,892	304,421	25,215	116,493
Sinovac Biotech, Ltd. (China)
(NON) (SG) (SB) (SC)	19,764	125,106	15,289	96,779	10,623	67,244
Skilled Healthcare Group, Inc.
Class A (NON)	5,244	39,068	4,393	32,728	2,520	18,774
Steris Corp.	18,072	505,474	12,924	361,484	5,407	151,234
Sun Healthcare Group, Inc. (NON)	29,379	269,405	24,612	225,692	14,117	129,453
Suzuken Co., Ltd. (Japan)	38,300	1,255,480	23,100	757,222	11,100	363,860
Takeda Pharmaceutical Co., Ltd.
(Japan)	26,800	1,101,415	14,100	579,476	5,300	217,817
Techne Corp.	2,486	170,440	1,766	121,077	738	50,597
Terumo Corp. (Japan)	9,300	557,133	7,100	425,338	4,900	293,543
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	19,077	1,071,746	5,397	303,203	3,750	210,675
UCB SA (Belgium)	15,542	650,316	12,219	511,273	8,530	356,916
United Therapeutics Corp. (NON)	4,693	247,086	3,377	177,799	1,408	74,131
UnitedHealth Group, Inc.	45,451	1,385,346	36,076	1,099,596	17,358	529,072
Universal Health Services, Inc.
Class B	27,000	823,500	21,800	664,900	10,200	311,100
Valeant Pharmaceuticals
International (NON)	8,565	272,281	5,892	187,307	2,493	79,252
WellCare Health Plans, Inc. (NON)	8,170	300,329	5,831	214,348	2,440	89,694
WellPoint, Inc. (NON)	18,551	1,081,338	15,175	884,551	7,013	408,788
Young Innovations, Inc. (SG)	10,720	265,642	7,696	190,707	3,189	79,023
		107,908,776		80,742,930		38,341,576

Technology		8.6%		7.6%		5.3%
3PAR, Inc. (NON) (SG) (SB) (SC)	25,527	302,495	21,384	253,400	12,218	144,783
A123 Systems, Inc. (NON) (SG) (SB)	5,933	133,137	4,960	111,302	2,973	66,714
Acme Packet, Inc. (NON) (SG)	18,601	204,611	13,210	145,310	5,521	60,731
Actuate Corp. (NON)	33,450	143,166	24,148	103,353	9,896	42,355
Acxiom Corp. (NON) (SG) (SB)	22,177	297,615	15,187	203,810	6,604	88,626
ADC Telecommunications, Inc. (NON)
(SC)	61,172	379,878	42,709	265,223	17,997	111,761
Adobe Systems, Inc. (NON)	15,974	587,524	13,382	492,190	7,646	281,220
Advanced Battery Technologies,
Inc. (NON) (SG) (SB) (SC)	62,825	251,300	47,472	189,888	22,840	91,360
Advanced Semiconductor Engineering
Inc. (Taiwan)	899,000	805,090	--	--	--	--
Agilent Technologies, Inc. (NON)	48,000	1,491,360	38,900	1,208,623	18,200	565,474
AIXTRON AG (Germany)	4,901	163,933	3,792	126,838	2,634	88,105
Akamai Technologies, Inc. (NON)
(SG) (SB) (SC)	31,180	789,789	26,121	661,645	14,925	378,050
Altek Corp. (Taiwan)	528,000	1,068,487	--	--	--	--
Amkor Technologies, Inc. (NON)
(SG) (SB) (SC)	36,706	262,815	26,517	189,862	10,855	77,722
ANSYS, Inc. (NON) (SG) (SB) (SC)	5,019	218,126	3,621	157,369	1,497	65,060
Apple, Inc. (NON)	42,153	8,888,382	33,883	7,144,569	15,817	3,335,173
ArcSight, Inc. (NON) (SG) (SB) (SC)	5,902	150,973	4,928	126,058	2,866	73,312
ARRIS Group, Inc. (NON)	58,220	665,455	41,505	474,402	17,390	198,768
ASML Holding NV (Netherlands)	7,695	261,520	5,940	201,875	4,168	141,652
Atmel Corp. (NON)	55,219	254,560	37,585	173,267	15,281	70,445
AU Optronics Corp. (Taiwan)	1,000,000	1,207,938	--	--	--	--
Autonomy Corp. PLC (United
Kingdom) (NON)	17,678	431,425	13,727	335,002	9,468	231,063
Avnet, Inc. (NON)	35,728	1,077,556	29,355	885,347	13,263	400,012
Badger Meter, Inc.	5,019	199,857	4,205	167,443	2,403	95,687
Black Box Corp. (SG)	9,818	278,242	6,895	195,404	3,014	85,417
Blackboard, Inc. (NON) (SB)	5,004	227,132	3,611	163,903	1,495	67,858
BMC Software, Inc. (NON)	41,989	1,683,759	33,886	1,358,829	15,666	628,207
Brocade Communications Systems,
Inc. (NON)	40,557	309,450	28,584	218,096	11,944	91,133
BYD Co., Ltd. (China) (NON)	45,000	392,524	38,000	331,464	22,500	196,262
CACI International, Inc. Class A
(NON) (SC)	2,812	137,366	2,347	114,651	1,365	66,680
Cavium Networks, Inc. (NON)	9,123	217,401	6,495	154,776	2,690	64,103
Check Point Software Technologies
(Israel) (NON)	8,275	280,357	6,909	234,077	4,018	136,130
Checkpoint Systems, Inc. (NON)
(SG) (SB)	15,556	237,229	11,205	170,876	4,669	71,202
China BAK Battery, Inc. (China)
(NON) (SG) (SB) (SC)	33,200	92,296	29,000	80,620	15,400	42,812
Cisco Systems, Inc. (NON)	223,933	5,360,956	182,192	4,361,676	87,828	2,102,602
Citrix Systems, Inc. (NON) (SG)	22,861	951,246	19,151	796,873	10,942	455,297
Concur Technologies, Inc. (NON)
(SG) (SB) (SC)	15,341	655,828	12,852	549,423	7,343	313,913
Convergys Corp. (NON)	22,254	239,231	15,782	169,657	6,594	70,886
Coretronic Corporation (Taiwan)	625,000	902,494	--	--	--	--
CSG Systems International, Inc.
(NON)	36,309	693,139	25,234	481,717	10,685	203,977
Dell, Inc. (NON)	41,163	591,101	33,833	485,842	15,402	221,173
EMC Corp. (NON)	245,406	4,287,243	197,843	3,456,317	94,909	1,658,060
Emdeon, Inc. Class A (NON)	15,391	234,713	12,812	195,383	7,568	115,412
Emulex Corp. (NON)	39,072	425,885	28,053	305,778	11,624	126,702
Energy Conversion Devices, Inc.
(NON)	3,273	34,596	2,995	31,657	1,614	17,060
EnerSys (NON)	16,276	355,956	12,481	272,959	6,384	139,618
Epistar Corp. (Taiwan)	38,000	142,234	30,000	112,290	21,000	78,603
Epistar Corp. 144A GDR (Taiwan)
(F)(NON)	2,269	42,610	1,824	34,253	1,295	24,319
F5 Networks, Inc. (NON)	43,475	2,303,306	33,161	1,756,870	16,572	877,985
Fair Isaac Corp. (SG) (SB)	12,766	272,043	8,743	186,313	3,731	79,508
FEI Co. (NON) (SG) (SB)	68,000	1,588,480	54,200	1,266,112	32,300	754,528
Fidelity National Information
Services, Inc.	41,400	970,416	34,000	796,960	15,800	370,352
Formfactor, Inc. (NON)	5,754	125,207	4,105	89,325	1,716	37,340
Fujitsu, Ltd. (Japan)	696,000	4,480,539	404,000	2,600,773	186,000	1,197,385
Garmin, Ltd. (SG) (SB) (SC)	4,700	144,290	3,900	119,730	2,600	79,820
Global Defense Technology &
Systems, Inc. (NON)	14,235	234,308	10,129	166,723	4,150	68,309
Google, Inc. Class A (NON)	12,332	7,645,593	9,793	6,071,464	4,670	2,895,307
Greatbatch, Inc. (NON)	6,236	119,918	5,295	101,823	3,026	58,190
GS Yuasa Corp. (Japan) (SG) (SB)
(SC)	29,000	213,051	24,000	176,318	14,000	102,852
Harris Corp.	33,283	1,582,607	26,877	1,278,001	13,171	626,281
HCL Technologies, Ltd. (India)	114,673	915,126	--	--	--	--
HealthStream, Inc. (NON)	27,078	106,958	22,540	89,033	13,315	52,594
Hewlett-Packard Co.	89,244	4,596,958	72,628	3,741,068	33,431	1,722,031
Hon Hai Precision Industry Co.,
Ltd. (Taiwan)	228,950	1,078,208	--	--	--	--
i2 Technologies, Inc. (NON)	15,007	286,934	10,657	203,762	4,443	84,950
IBM Corp.	84,020	10,998,218	67,515	8,837,714	31,295	4,096,516
Indra Sistemas SA Class A (Spain)	28,429	668,229	15,352	360,852	5,513	129,584
Infospace, Inc. (NON)	49,003	419,956	34,109	292,314	14,258	122,191
Ingram Micro, Inc. Class A (NON)	25,870	451,432	18,177	317,189	7,624	133,039
Integrated Device Technology, Inc.
(NON)	78,900	510,483	63,500	410,845	30,400	196,688
Intel Corp. (SC)	370,453	7,557,241	299,541	6,110,636	140,439	2,864,956
Interactive Intelligence, Inc.
(NON)	11,963	220,598	8,590	158,400	3,565	65,739
Jabil Circuit, Inc.	32,900	571,473	26,000	451,620	12,300	213,651
Johnson Matthey PLC (United
Kingdom)	65,886	1,628,881	35,271	871,995	12,985	321,024
Juniper Networks, Inc. (NON)	26,790	714,489	22,442	598,528	12,823	341,989

LDK Solar Co., Ltd. ADR (China)
(NON) (SG) (SB)	6,355	44,549	5,530	38,765	2,980	20,890
LG Display Co., Ltd. (South Korea)	21,260	718,330	16,580	560,203	11,710	395,656
Logitech International SA
(Switzerland) (NON)	8,984	154,453	6,961	119,674	4,847	83,330
Longtop Financial Technologies
Ltd. ADR (China) (NON)	20,210	748,174	16,043	593,912	11,014	407,738
Mantech International Corp.
Class A (NON)	3,066	148,026	2,560	123,597	1,488	71,841
McAfee, Inc. (NON)	5,103	207,029	4,260	172,828	2,477	100,492
MEMC Electronic Materials, Inc.
(NON) (SG) (SB) (SC)	8,698	118,467	7,259	98,868	4,286	58,375
Micron Technology, Inc. (NON) (SG)
(SB)	30,016	316,969	23,195	244,939	16,077	169,773
Microsoft Corp.	353,229	10,769,952	288,760	8,804,292	134,739	4,108,192
MicroStrategy, Inc. (NON)	4,316	405,790	3,112	292,590	1,284	120,722
MIPS Technologies, Inc. (NON)	36,692	160,344	26,191	114,455	10,763	47,034
Monotype Imaging Holdings, Inc.
(NON)	35,539	320,917	25,344	228,856	10,609	95,799
Multi-Fineline Electronix, Inc.
(NON)	6,772	192,122	4,810	136,460	2,010	57,024
National Semiconductor Corp. (SG)
(SB) (SC)	129,429	1,988,029	106,296	1,632,707	48,224	740,721
NCI, Inc. (NON) (SG) (SB) (SC)	2,785	77,005	2,325	64,286	1,352	37,383
NCR Corp. (NON)	37,304	415,194	30,556	340,088	13,848	154,128
NEC Corp. (Japan) (NON)	703,000	1,812,696	376,000	969,522	138,000	355,835
NetApp, Inc. (NON) (SB)	29,230	1,005,220	24,487	842,108	13,991	481,150
Netezza Corp. (NON) (SG)	18,368	178,170	13,031	126,401	5,417	52,545
Netgear, Inc. (NON) (SG) (SB)	10,984	238,243	7,818	169,572	3,239	70,254
NetSuite, Inc. (NON) (SG) (SB) (SC)	15,022	240,052	12,585	201,108	7,190	114,896
Nippon Electric Glass Co., Ltd.
(Japan)	13,000	177,526	10,000	136,558	7,000	95,591
Omnicell, Inc. (NON)	16,458	192,394	13,980	163,426	8,284	96,840
Oracle Corp.	147,538	3,620,583	118,649	2,911,646	56,186	1,378,804
Perfect World Co., Ltd. ADR
(China) (NON)	5,909	233,051	4,703	185,486	3,292	129,836
PV Crystalox Solar PLC (United
Kingdom)	27,618	27,397	22,185	22,008	12,676	12,575
Qualcomm, Inc.	19,477	901,006	15,891	735,118	7,900	365,454
Quest Software, Inc. (NON) (SG)
(SC)	65,652	1,207,997	46,179	849,694	19,690	362,296
Renesola, Ltd. ADR (China) (NON)
(SG)	9,000	42,840	7,900	37,604	4,200	19,992
Roth & Rau AG (Germany) (NON)	1,770	76,753	1,499	65,001	857	37,162
Saft Groupe SA (France)	4,408	212,169	3,750	180,498	2,143	103,148
SAIC, Inc. (NON)	11,975	226,807	9,998	189,362	5,814	110,117
Salesforce.com, Inc. (NON) (SG)
(SB)	16,190	1,194,336	13,563	1,000,543	7,749	571,644
Samsung Electronics Co., Ltd.
(South Korea)	3,247	2,219,218	--	--	--	--
SAVVIS, Inc. (NON)	8,609	120,956	6,114	85,902	2,549	35,813
Seagate Technology (SG) (SB)	97,200	1,768,068	78,300	1,424,277	36,900	671,211
Shanda Games, Ltd. ADR (China)
(NON) (SG)	81,678	832,299	--	--	--	--
Silicon Graphics International
Corp. (NON) (SG)	56,381	395,231	40,788	285,924	16,589	116,289
Skyworth Digital Holdings, Ltd.
(China)	82,000	83,899	62,000	63,436	44,000	45,019
Sohu.com, Inc. (China) (NON) (SG)	31,993	1,832,559	25,638	1,468,545	12,411	710,902
Solarworld AG (Germany) (SB)	4,570	100,065	3,878	84,913	2,290	50,142
Sourcefire, Inc. (NON)	6,326	169,221	5,281	141,267	3,071	82,149
STEC, Inc. (NON) (SG) (SB) (SC)	9,002	147,093	6,407	104,690	2,654	43,366
Sumco Corp. (Japan)	13,500	237,695	10,500	184,874	7,300	128,531
Symantec Corp. (NON) (SG) (SB) (SC)	184,418	3,299,238	150,598	2,694,198	72,311	1,293,644
Synaptics, Inc. (NON) (SG) (SB)
(SC)	7,457	228,557	5,258	161,158	2,179	66,786
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	643,350	1,291,933	--	--	--	--
Tech Data Corp. (NON)	8,832	412,101	6,341	295,871	2,631	122,762
TeleCommunication Systems, Inc.
Class A (NON) (SG) (SB)	56,725	549,098	39,880	386,038	16,705	161,704
Texas Instruments, Inc.	120,346	3,136,217	97,273	2,534,934	46,322	1,207,151
TIBCO Software, Inc. (NON)	64,577	621,877	45,287	436,114	18,447	177,645
Tokyo Electron, Ltd. (Japan)	5,500	352,046	4,300	275,236	3,000	192,025
Tripod Technology Corp. (Taiwan)	251,000	842,960	--	--	--	--
TTM Technologies, Inc. (NON) (SG)
(SB) (SC)	54,997	634,115	39,504	455,481	15,663	180,594
Ultralife Batteries, Inc. (NON)	10,671	46,099	9,133	39,455	5,219	22,546
Unimicron Technology Corp. (Taiwan)	563,000	810,773	--	--	--	--
Unisys Corp. (NON)	32,010	1,234,306	22,632	872,690	9,467	365,048
United Microelectronics Corp.
(Taiwan) (NON)	2,025,000	1,083,490	--	--	--	--
United Online, Inc.	50,289	361,578	34,291	246,552	14,688	105,607
Valence Technology, Inc. (NON)
(SG) (SB) (SC)	41,700	37,947	36,400	33,124	20,900	19,019
Veeco Instruments, Inc. (NON) (SG)
(SB) (SC)	38,954	1,287,040	32,479	1,073,106	19,143	632,485
Venture Corp., Ltd. (Singapore)	45,000	282,360	36,000	225,888	25,000	156,867
VeriSign, Inc. (NON) (SG) (SB) (SC)	9,162	222,087	7,649	185,412	4,448	107,820
VMware, Inc. Class A (NON)	42,937	1,819,670	34,561	1,464,695	17,546	743,599
Volterra Semiconductor Corp. (NON)	12,583	240,587	8,943	170,990	3,725	71,222
Watts Water Technologies, Inc.
Class A	9,039	279,486	7,573	234,157	4,327	133,791
Web.com Group, Inc. (NON)	47,051	307,243	33,327	217,625	13,944	91,054
Western Digital Corp. (NON)	80,966	3,574,649	64,564	2,850,501	31,247	1,379,555
Western Union Co. (The)	64,500	1,215,825	51,700	974,545	24,900	469,365
Yahoo!, Inc. (NON) (SB)	118,400	1,986,752	95,900	1,609,202	44,900	753,422
		151,851,850		108,580,640		52,442,678

Transportation		0.8%		0.6%		0.4%
Air Transport Services Group, Inc.
(NON) (SG) (SB)	47,802	126,197	34,129	90,101	14,018	37,008
British Airways PLC (United
Kingdom) (NON) (SG) (SB) (SC)	95,768	285,963	52,886	157,917	19,471	58,140
Central Japan Railway Co. (Japan)	284	1,896,445	153	1,021,676	56	373,947
Cintra Concesiones de
Infraestructuras de Transporte SA
(Spain)	47,996	560,066	40,208	469,188	22,976	268,107
ComfortDelgro Corp., Ltd.
(Singapore)	354,000	411,887	240,000	279,245	137,000	159,403
Deutsche Post AG (Germany)	14,694	282,504	11,552	222,096	8,027	154,325
DP World, Ltd. (United Arab
Emirates)	1,098,333	472,283	856,267	368,195	601,953	258,840
easyJet PLC (United Kingdom) (NON)	60,839	343,088	46,138	260,185	32,347	182,414
Hawaiian Holdings, Inc. (NON)	28,404	198,828	19,341	135,387	8,473	59,311
International Shipholding Corp.	8,318	258,440	5,677	176,384	2,451	76,153
Koninklijke Vopak NV (Netherlands)
(NON)	9,713	766,767	5,200	410,500	1,914	151,096
Nippon Express Co., Ltd. (Japan)	376,000	1,539,494	201,000	822,974	74,000	302,986
Ryder System, Inc. (SG) (SB) (SC)	38,068	1,567,260	31,278	1,287,715	14,151	582,597
SembCorp Marine, Ltd. (Singapore)	486,000	1,267,253	259,000	675,347	95,000	247,714
Singapore Airlines, Ltd.
(Singapore)	48,000	507,112	39,000	412,029	27,000	285,251
TNT NV (Netherlands)	21,638	661,783	11,584	354,288	4,264	130,411
Union Pacific Corp.	33,100	2,115,090	26,700	1,706,130	12,400	792,360
Wabtec Corp. (SG) (SB) (SC)	12,442	508,131	8,727	356,411	3,666	149,719
		13,768,591		9,205,768		4,269,782

Utilities and power		2.6%		2.2%		1.5%
A2A SpA (Italy)	389,093	813,761	210,821	440,918	77,617	162,331
AES Corp. (The) (NON)	56,168	747,596	45,708	608,373	21,511	286,311
AGL Energy, Ltd. (Australia)	19,825	249,531	15,735	198,052	11,051	139,096
American States Water Co. (SG) (SB)	3,581	126,803	3,000	106,230	1,714	60,693
Aqua America, Inc. (SG)	10,054	176,046	8,422	147,469	4,812	84,258
Atco, Ltd. Class I (Canada)	5,300	233,783	4,300	189,673	2,968	130,919
Babcock & Brown Wind Partners
(Australia)	158,062	196,958	133,729	166,637	76,409	95,212
BKW FMB Energie AG (Switzerland)	1,877	145,863	1,551	120,530	887	68,930
California Water Service Group	3,247	119,555	2,720	100,150	1,554	57,218
Centrica PLC (United Kingdom)	176,463	797,706	133,195	602,112	92,640	418,782
CEZ AS (Czech Republic)	6,797	318,783	5,343	250,589	3,809	178,644
Chubu Electric Power, Inc. (Japan)	45,000	1,073,479	24,000	572,522	8,900	212,310
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil)	7,088	277,283	5,938	232,295	3,393	132,734
CMS Energy Corp.	48,800	764,208	40,100	627,966	18,100	283,446
Companhia Energetica de Minas
Gerais - CEMIG ADR (Brazil)	29,200	527,352	--	--	--	--
Consolidated Water Co., Inc.
(Cayman Islands)	3,671	52,459	3,576	51,101	1,758	25,122
Constellation Energy Group, Inc.	23,800	837,046	19,200	675,264	9,100	320,047
DTE Energy Co.	12,600	549,234	10,200	444,618	4,800	209,232
EDF (France)	7,601	451,938	6,381	379,399	3,646	216,783
EDF Energies Nouvelles SA (France)	4,928	252,883	4,173	214,140	2,385	122,388
Edison International	42,233	1,468,864	33,632	1,169,721	16,098	559,888
El Paso Corp.	169,000	1,661,270	135,800	1,334,914	65,100	639,933
Eletropaulo Metropolitana
Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)	49,919	988,353	--	--	--	--
Endesa SA (Spain)	5,542	189,293	4,278	146,120	3,002	102,537
Enel SpA (Italy)	168,999	980,575	90,171	523,195	33,468	194,190

Energen Corp.		16,485	771,498	13,386	626,465	6,167	288,616
Energias de Portugal (EDP) SA
(Portugal)		462,202	2,044,063	247,390	1,094,069	92,805	410,425
Enersis SA ADR (Chile) (SG)		39,725	908,114	--	--	--	--
Entergy Corp.		3,117	255,095	2,689	220,068	1,548	126,688
Exelon Corp.		43,537	2,127,653	35,273	1,723,792	17,270	843,985
FirstEnergy Corp. (SG)		11,350	527,208	9,007	418,375	4,343	201,732
FPL Group, Inc.		35,894	1,895,921	29,416	1,553,753	15,165	801,015
Gaz de France SA (France)		18,424	798,661	15,178	657,950	9,279	402,235
Guangdong Investment, Ltd. (China)		3,072,000	1,784,640	930,000	540,272	588,000	341,591
Hokkaido Electric Power Co., Inc.
(Japan)		8,400	152,594	7,300	132,611	4,200	76,297
Hokuriku Electric Power Co. (Japan)		7,500	163,367	6,500	141,585	3,800	82,773
Huaneng Power International, Inc.
(China)		72,000	40,505	58,000	32,629	34,000	19,127
Integrys Energy Group, Inc. (SG)
(SB) (SC)		14,000	587,860	11,300	474,487	5,300	222,547
International Power PLC (United
Kingdom)		110,951	549,474	92,947	460,311	53,108	263,012
Kansai Electric Power, Inc. (Japan)		12,100	273,024	10,500	236,922	6,100	137,640
Kyushu Electric Power Co., Inc.
(Japan)		11,000	226,452	9,600	197,631	5,500	113,226
Mirant Corp. (NON)		93,893	1,433,746	73,623	1,124,223	34,406	525,380
National Grid PLC (United Kingdom)		430,843	4,713,959	230,637	2,523,456	84,912	929,043
NSTAR (SG) (SB) (SC)		20,400	750,720	16,300	599,840	7,900	290,720
NV Energy, Inc.		63,700	788,606	52,300	647,474	23,700	293,406
Ormat Technologies, Inc.		1,893	71,631	1,643	62,171	939	35,532
PG&E Corp. (SG)		34,672	1,548,105	28,812	1,286,456	12,929	577,280
PPL Corp.		42,600	1,376,406	34,500	1,114,695	16,100	520,191
Public Power Corp. SA (Greece)
(NON)		47,668	879,098	25,738	474,663	9,521	175,587
Public Service Enterprise Group,
Inc.		9,777	325,085	7,991	265,701	3,592	119,434
RWE AG (Germany)		3,190	309,748	2,508	243,526	1,743	169,245
Sempra Energy (SG) (SB)		26,651	1,491,923	21,950	1,228,761	10,015	560,640
Severn Trent PLC (United Kingdom)		12,265	214,450	10,275	179,655	5,871	102,653
Shikoku Electric Power Co., Inc.
(Japan)		7,000	180,745	6,100	157,506	3,500	90,372
SJW Corp.		4,023	90,799	3,370	76,061	1,926	43,470
Southwest Water Co.		8,006	47,155	6,707	39,504	3,832	22,570
Terna SPA (Italy)		327,661	1,408,726	175,732	755,532	64,698	278,159
Toho Gas Co., Ltd. (Japan)		194,000	1,029,931	104,000	552,128	38,000	201,739
Tokyo Electric Power Co. (Japan)		26,300	659,900	14,100	353,787	5,100	127,965
Tokyo Gas Co., Ltd. (Japan)		196,000	782,141	153,000	610,549	108,000	430,976
TransAlta Corp. (Canada)		2,292	51,415	1,919	43,048	1,097	24,608
UGI Corp.		22,500	544,275	18,100	437,839	8,600	208,034
UniSource Energy Corp.		8,158	262,606	5,630	181,230	2,408	77,514
Veolia Environnement (France)		12,132	398,605	10,164	333,945	5,808	190,826
			46,466,526		31,104,658		15,027,257

Total common stocks (cost
$872,449,833, $594,471,565 and
$279,640,994)			$994,861,296		$673,793,221		$321,835,664

CORPORATE BONDS AND NOTES(a)	Growth 8.9%		Balanced 13.9%		Conservative 18.8%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic materials			0.8%		1.1%		1.2%
Aleris International, Inc. company
guaranty sr. unsec. notes 9s, 2014
(In default) (NON)(PIK)		$285,000	$1,488	$295,000	$1,540	$135,000	$705
Allegheny Technologies, Inc. sr.
unsec. unsub. notes 9 3/8s, 2019		1,000	1,151	2,000	2,302	3,000	3,453
ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (Luxembourg)		130,000	167,374	65,000	83,687	--	--
ArcelorMittal sr. unsec. unsub.
notes 6 1/8s, 2018 (Luxembourg)		--	--	258,000	266,214	920,000	949,289
Associated Materials,
LLC/Associated Materials Finance,
Inc. 144A sr. sec. notes 9 7/8s,
2016		125,000	131,875	115,000	121,325	75,000	79,125
BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 6 1/2s, 2019 (Canada)		210,000	240,882	460,000	527,646	565,000	648,087
Builders FirstSource, Inc. company
guaranty sr. notes FRN 4.523s, 2012		265,000	265,000	250,000	250,000	120,000	120,000
Clondalkin Acquisition BV 144A
company guaranty sr. notes FRN
2.254s, 2013 (Netherlands)		190,000	167,913	170,000	150,238	75,000	66,281
Compass Minerals International,
Inc. 144A sr. notes 8s, 2019		195,000	204,750	180,000	189,000	120,000	126,000
Dow Chemical Co. (The) sr. unsec.
notes 7.6s, 2014		113,000	128,582	102,000	116,065	--	--
Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019		160,000	190,903	425,000	507,087	615,000	733,784
Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015		107,000	114,980	320,000	343,864	477,000	512,573
E.I. du Pont de Nemours & Co. sr.
unsec. notes 5 7/8s, 2014		45,000	49,702	120,000	132,538	290,000	320,299
FMG Finance Pty Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		70,000	77,438	60,000	66,375	40,000	44,250
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. notes 8 3/8s, 2017		2,094,000	2,290,313	1,392,000	1,522,500	932,000	1,019,375
Georgia-Pacific, LLC sr. unsec.
unsub. notes 9 1/2s, 2011		135,000	145,800	5,000	5,400	--	--
Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011		--	--	140,000	147,000	140,000	147,000
Glencore Funding LLC 144A company
guaranty sr. unsec. unsub. notes
6s, 2014		--	--	3,150,000	3,222,689	2,860,000	2,925,997
Graphic Packaging International,
Inc. company guaranty sr. unsec.
unsub. notes FRN 9 1/2s, 2017		60,000	63,600	55,000	58,300	40,000	42,400
Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)		2,405,000	2,296,775	--	--	--	--
HeidelbergCement AG company
guaranty sr. unsec. unsub. notes
8s, 2017 (Germany)	EUR	55,000	81,476	50,000	74,069	35,000	51,849
HeidelbergCement AG company
guaranty sr. unsec. unsub. notes
7 1/2s, 2014 (Germany)	EUR	35,000	52,632	30,000	45,113	20,000	30,076
HeidelbergCement AG company
guaranty unsec. unsub. notes
8 1/2s, 2019 (Germany)	EUR	35,000	52,700	30,000	45,171	20,000	30,114
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		$218,000	213,640	$185,000	181,300	$93,000	91,140
Huntsman International, LLC
company guaranty sr. unsec. sub.
notes Ser. REGS, 6 7/8s, 2013	EUR	195,000	259,067	180,000	239,139	120,000	159,426
International Paper Co. bonds
7.95s, 2018		$690,000	795,853	$925,000	1,066,904	$411,000	474,052
International Paper Co. sr. unsec.
notes 9 3/8s, 2019		--	--	--	--	315,000	385,875
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012
(In default) (NON)		55,000	48,400	25,000	22,000	30,000	26,400
Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019		135,000	167,843	310,000	385,418	370,000	460,015
Metals USA, Inc. company guaranty
sr. notes 11 1/8s, 2015		125,000	126,406	115,000	116,294	80,000	80,900
Momentive Performance Materials,
Inc. company guaranty sr. unsec.
notes 9 3/4s, 2014		250,000	240,625	215,000	206,938	170,000	163,625
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		110,000	120,234	105,000	114,769	50,000	54,652
Nalco Co. 144A sr. notes 8 1/4s,
2017		85,000	90,313	75,000	79,688	50,000	53,125
NewPage Corp. 144A sr. sec. notes
11 3/8s, 2014		170,000	171,700	155,000	156,550	110,000	111,100
NewPage Holding Corp. sr. unsec.
unsub. notes FRN 7.564s, 2013 (PIK)		104,780	32,482	98,683	30,592	49,139	15,233
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011
(Canada)		215,000	165,550	197,000	151,690	135,000	103,950
Novelis, Inc. company guaranty sr.
unsec. notes 7 1/4s, 2015		390,000	371,475	353,000	336,233	225,000	214,313
Packaging Corp. of America unsec.
unsub. notes 5 3/4s, 2013		1,730,000	1,854,048	--	--	--	--
PE Paper Escrow GmbH sr. notes
Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	80,000	125,121	70,000	109,481	70,000	109,481
Rhodia SA sr. unsec. notes FRN
Ser. REGS, 3.492s, 2013 (France)	EUR	245,000	325,056	200,000	265,352	125,000	165,845
Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 9s, 2019
(Australia)		$63,000	79,732	$145,000	183,510	$182,000	230,337
Rio Tinto Finance USA LTD sr.
unsec. notes 5 7/8s, 2013
(Australia)		270,000	288,355	416,000	444,280	100,000	106,798
Rockwood Specialties Group, Inc.
company guaranty sr. unsec. sub.

notes 7 5/8s, 2014	EUR	60,000	85,504	--	--	--	--
Smurfit Kappa Acquisition 144A
company guaranty sr. notes 7 3/4s,
2019 (Ireland)	EUR	50,000	70,009	50,000	70,009	--	--
Smurfit Kappa Funding PLC sr.
unsec. sub. notes 7 3/4s, 2015
(Ireland)		$280,000	269,150	$245,000	235,506	$170,000	163,413
Smurfit-Stone Container Corp. sr.
notes unsec. unsub. notes 8 3/8s,
2012 (In default) (NON)		35,000	30,975	50,000	44,250	--	--
Solutia, Inc. company guaranty sr.
unsec. notes 8 3/4s, 2017		55,000	57,269	50,000	52,063	35,000	36,444
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
7 3/8s, 2012		115,000	118,450	260,000	267,800	225,000	231,750
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		89,000	88,221	795,000	788,044	--	--
Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		216,000	224,910	286,000	297,798	35,000	36,444
Teck Resources, Ltd. sr. notes
10 3/4s, 2019 (Canada)		155,000	185,225	135,000	161,325	110,000	131,450
Teck Resources, Ltd. sr. notes
10 1/4s, 2016 (Canada)		250,000	291,250	220,000	256,300	170,000	198,050
Teck Resources, Ltd. sr. notes
9 3/4s, 2014 (Canada)		245,000	282,669	220,000	253,825	165,000	190,369
Teck Resources, Ltd. sr. unsec.
notes 6 1/8s, 2035 (Canada)		95,000	85,025	90,000	80,550	60,000	53,700
Terra Capital, Inc. 144A sr. notes
7 3/4s, 2019		120,000	128,700	105,000	112,613	75,000	80,438
Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015		190,000	183,588	190,000	183,588	100,000	96,625
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty sr.
sec. notes FRN Ser. B, 4.031s, 2014		105,000	82,950	95,000	75,050	65,000	51,350
Verso Paper Holdings, LLC/Verso
Paper, Inc. 144A sr. notes
11 1/2s, 2014		165,000	181,500	150,000	165,000	95,000	104,500
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)		--	--	180,000	184,492	195,000	199,866
			14,566,629		15,196,474		12,431,323

Capital goods			0.3%		0.5%		0.6%
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016		115,000	113,850	105,000	103,950	75,000	74,250
Allied Waste North America, Inc.
sec. notes Ser. B, 5 3/4s, 2011		10,000	10,405	120,000	124,856	55,000	57,225
Altra Holdings, Inc. 144A sr.
notes 8 1/8s, 2016		185,000	189,856	165,000	169,331	115,000	118,019
BBC Holding Corp. sr. notes
8 7/8s, 2014		325,000	316,063	295,000	286,888	205,000	199,363
BE Aerospace, Inc. sr. unsec.
unsub. notes 8 1/2s, 2018		275,000	291,500	250,000	265,000	170,000	180,200
Berry Plastics Escrow Corp. 144A
sr. notes 8 1/4s, 2015		95,000	95,475	85,000	85,425	55,000	55,275
Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		310,000	302,066	770,000	750,293	1,015,000	989,023
Bombardier, Inc. 144A sr. unsec.
notes FRN 3.839s, 2013 (Canada)	EUR	397,000	542,010	342,000	466,920	180,000	245,747
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s,
2013		$28,000	28,910	$48,000	49,560	$24,000	24,780
General Cable Corp. company
guaranty sr. unsec. unsub. notes
FRN 2.665s, 2015		265,000	233,531	250,000	220,313	110,000	96,938
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes
5 1/4s, 2014		110,000	120,588	245,000	268,583	280,000	306,952
Goodman Global Group, Inc. 144A
sr. disc. notes zero %, 2014		185,000	104,988	170,000	96,475	115,000	65,263
Hawker Beechcraft Acquisition Co.,
LLC sr. unsec. notes 8 1/2s, 2015		18,000	12,690	16,000	11,280	7,000	4,935
John Deere Capital Corp. notes
Ser. MTN, 5 1/4s, 2012		115,000	123,697	390,000	419,494	545,000	586,217
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes
6 1/8s, 2014		211,000	212,319	137,000	137,856	73,000	73,456
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes
5 7/8s, 2015		--	--	95,000	94,881	120,000	119,850
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		295,000	308,261	396,000	413,801	246,000	257,058
Mueller Water Products, Inc.
company guaranty sr. unsec. notes
7 3/8s, 2017		85,000	78,625	75,000	69,375	50,000	46,250
Owens-Brockway Glass Container,
Inc. company guaranty 6 3/4s, 2014	EUR	95,000	132,676	50,000	69,830	50,000	69,830
Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$155,000	158,062	$340,000	346,717	$420,000	428,297
RBS Global, Inc./Rexnord Corp.
company guaranty sr. unsec. unsub.
notes 9 1/2s, 2014		305,000	305,763	270,000	270,675	190,000	190,475
Ryerson Tull, Inc. company
guaranty sr. sec. notes 12s, 2015		596,000	622,820	765,000	799,425	190,000	198,550
TD Funding Corp. 144A company
guaranty sr. sub. notes 7 3/4s,
2014		45,000	45,675	45,000	45,675	35,000	35,525
Titan International, Inc. company
guaranty sr. unsec. notes 8s, 2012		162,000	158,760	146,000	143,080	100,000	98,000
Transdigm, Inc. company guaranty
sr. unsec. sub. notes 7 3/4s, 2014		265,000	268,313	235,000	237,938	160,000	162,000
Triumph Group, Inc. 144A sr. sub.
notes 8s, 2017		90,000	90,788	85,000	85,744	55,000	55,481
United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017		--	--	736,000	788,585	1,082,000	1,159,305
			4,867,691		6,821,950		5,898,264

Communication services			1.1%		1.8%		2.5%
Adelphia Communications Corp.
escrow bonds zero %, 2010		200,000	7,000	270,000	9,450	125,000	4,375
American Tower Corp. sr. unsec.
notes 7s, 2017		130,000	143,975	266,000	294,595	802,000	888,215
AT&T Wireless Services, Inc. sr.
notes 8 3/4s, 2031		--	--	461,000	595,754	990,000	1,279,386
AT&T, Inc. sr. unsec. bond 6.55s,
2039		115,000	121,171	--	--	--	--
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018		--	--	260,000	271,288	370,000	386,064
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038		--	--	1,598,000	1,626,512	1,768,000	1,799,546
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		--	--	995,000	1,136,112	1,640,000	1,872,586
British Telecommunications PLC
notes 8 3/8s, 2010 (United Kingdom)		319,000	341,751	510,000	546,373	214,000	229,262
Cablevision Systems Corp. sr.
unsec. notes Ser. B, 8s, 2012		--	--	55,000	58,163	95,000	100,463
CCH II, LLC sr. notes 13 1/2s, 2016		429,194	505,376	388,259	457,175	276,574	325,666
CCO Holdings LLC/CCO Holdings
Capital Corp. sr. unsec. notes
8 3/4s, 2013		250,000	256,563	304,000	311,980	253,000	259,641
Centennial Communications Corp.
sr. unsec. notes FRN 6.04s, 2013		10,000	10,000	10,000	10,000	5,000	5,000
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6.95s, 2037		588,000	640,857	920,000	1,002,702	216,000	235,417
Cox Communications, Inc. notes
7 1/8s, 2012		--	--	145,000	161,071	360,000	399,901
Cox Communications, Inc. unsec.
sr. notes 4 5/8s, 2010		2,360,000	2,361,964	--	--	--	--
Cox Communications, Inc. 144A
bonds 8 3/8s, 2039		--	--	315,000	385,228	--	--
Cox Communications, Inc. 144A
notes 5 7/8s, 2016		--	--	561,000	594,938	1,069,000	1,133,670
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		280,000	281,400	245,000	246,225	145,000	145,725
Cricket Communications, Inc.
company guaranty sr. unsec. unsub.
notes 10s, 2015		535,000	542,356	716,000	725,845	--	--
CSC Holdings, Inc. sr. notes
6 3/4s, 2012		17,000	17,553	6,000	6,195	4,000	4,130
CSC Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2014		--	--	45,000	47,925	80,000	85,200
Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)		540,000	694,499	841,000	1,081,619	198,000	254,650
Deutsche Telekom International
Finance BV company guaranty sr.
unsec. unsub. notes 6s, 2019
(Germany)		--	--	--	--	1,000,000	1,067,671

Digicel Group, Ltd. 144A sr.
unsec. notes 8 7/8s, 2015 (Jamaica)		205,000	198,850	205,000	198,850	100,000	97,000
France Telecom notes 8 1/2s, 2031
(France)		--	--	20,000	26,616	--	--
France Telecom notes 7 3/4s, 2011
(France)		319,000	341,895	497,000	532,670	117,000	125,397
GIC, Inc. 144A sr. notes 8 5/8s,
2019		40,000	40,350	40,000	40,350	25,000	25,219
Global Crossing, Ltd. 144A sr.
sec. notes 12s, 2015 (United
Kingdom)		20,000	21,950	20,000	21,950	10,000	10,975
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)		115,000	117,588	105,000	107,363	100,000	102,250
Intelsat Jackson Holding Co.
company guaranty sr. unsec. notes
11 1/4s, 2016 (Bermuda)		510,000	550,800	530,000	572,400	345,000	372,600
Intelsat Intermediate Holding Co.,
Ltd. company guaranty sr. unsec.
notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda)
(STP)		95,000	97,613	75,000	77,063	30,000	30,825
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		305,000	288,225	295,000	278,775	225,000	212,625
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017		150,000	136,875	150,000	136,875	70,000	63,875
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2014		455,000	460,688	400,000	405,000	355,000	359,438
Nextel Communications, Inc. sr.
notes Ser. E, 6 7/8s, 2013		1,685,000	1,634,450	--	--	--	--
NII Capital Corp. 144A company
guaranty sr. notes 10s, 2016		15,000	15,713	15,000	15,713	10,000	10,475
Nordic Telephone Co. Holdings ApS
sec. notes Ser. REGS, 8 1/4s, 2016
(Denmark)	EUR	655,000	999,798	870,000	1,327,975	--	--
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		$210,000	222,075	$205,000	216,788	$75,000	79,313
Nordic Telephone Co. Holdings ApS
144A sr. sec. notes FRN 6.399s,
2016 (Denmark)	EUR	655,000	934,122	870,000	1,240,742	--	--
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015		$115,000	110,688	$105,000	101,063	$50,000	48,125
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		355,000	356,331	225,000	225,844	105,000	105,394
Qwest Corp. sr. notes FRN 3.504s,
2013		1,475,000	1,419,688	--	--	--	--
Qwest Corp. sr. unsec. unsub.
notes 8 7/8s, 2012		1,060,000	1,139,500	1,120,000	1,204,000	655,000	704,125
Qwest Corp. sr. unsec. unsub.
notes 7 1/4s, 2025		85,000	78,625	115,000	106,375	55,000	50,875
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)		--	--	631,000	698,639	1,195,000	1,323,097
SBA Telecommunications, Inc. 144A
company guaranty sr. notes 8 1/4s,
2019		20,000	21,200	20,000	21,200	15,000	15,900
SBA Telecommunications, Inc. 144A
company guaranty sr. notes 8s, 2016		35,000	36,575	35,000	36,575	25,000	26,125
Sprint Nextel Corp. sr. notes
8 3/8s, 2017		235,000	239,700	210,000	214,200	145,000	147,900
TCI Communications, Inc. company
guaranty 7 7/8s, 2026		--	--	1,410,000	1,580,530	1,429,000	1,601,828
TCI Communications, Inc. debs.
9.8s, 2012		--	--	380,000	430,086	1,151,000	1,302,708
Telecom Italia Capital SA company
guaranty 4s, 2010 (Italy)		--	--	5,000	5,004	50,000	50,038
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)		--	--	310,000	341,685	180,000	198,398
Telefonica Emisones SAU company
guaranty sr. unsec. notes 4.949s,
2015 (Spain)		--	--	140,000	150,716	710,000	764,345
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Spain)		--	--	125,000	155,630	120,000	149,405
Telefonica Europe BV company
guaranty 7 3/4s, 2010 (Spain)		319,000	333,708	497,000	519,916	117,000	122,395
Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2014		--	--	--	--	90,000	103,731
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
8 1/4s, 2014		340,000	396,515	770,000	897,991	880,000	1,026,275
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2039		105,000	109,967	200,000	209,461	230,000	240,880
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		160,000	165,000	175,000	180,469	85,000	87,656
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2015		20,000	20,600	20,000	20,600	10,000	10,300
Verizon Communications, Inc. sr.
unsec. notes 7.35s, 2039		--	--	18,000	20,882	492,000	570,774
Verizon Communications, Inc. sr.
unsec. unsub. notes 8 3/4s, 2018		614,000	777,381	961,000	1,216,716	419,000	530,493
Verizon Global Funding Corp. notes
7 3/4s, 2030		5,000	5,874	210,000	246,703	65,000	76,361
Verizon New England, Inc. sr.
notes 6 1/2s, 2011		--	--	489,000	521,204	1,220,000	1,300,346
Verizon New Jersey, Inc. debs. 8s,
2022		--	--	160,000	176,707	165,000	182,229
Verizon Pennsylvania, Inc. debs.
8.35s, 2030		--	--	240,000	264,583	505,000	556,728
Verizon Virginia, Inc. debs.
Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	98,832
Verizon Wireless, Inc. sr. unsec.
unsub. notes 5.55s, 2014		280,000	303,878	615,000	667,446	780,000	846,517
Vodafone Group PLC sr. unsec.
notes 7 3/4s, 2010 (United Kingdom)		319,000	321,437	497,000	500,797	117,000	117,894
West Corp. company guaranty
9 1/2s, 2014		145,000	147,175	140,000	142,100	145,000	147,175
Windstream Corp. company guaranty
8 5/8s, 2016		460,000	468,050	395,000	401,913	210,000	213,675
Windstream Corp. company guaranty
8 1/8s, 2013		160,000	166,000	160,000	166,000	80,000	83,000
			18,603,349		26,193,315		24,770,084

Conglomerates			--%		--%		--%
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016
(Netherlands)		--	--	155,000	167,207	160,000	172,601
			--		167,207		172,601

Consumer cyclicals			2.0%		1.9%		2.1%
Affinion Group, Inc. company
guaranty 11 1/2s, 2015		175,000	183,313	175,000	183,313	100,000	104,750
Affinion Group, Inc. company
guaranty 10 1/8s, 2013		315,000	323,663	300,000	308,250	135,000	138,713
Affinity Group, Inc. sr. sub.
notes 9s, 2012		155,000	108,500	220,000	154,000	100,000	70,000
Allison Transmission, Inc. 144A
company guaranty sr. unsec. notes
11 1/4s %, 2015 (PIK)		190,800	199,386	169,600	177,232	116,600	121,847
AMC Entertainment, Inc. company
guaranty 11s, 2016		230,000	240,350	275,000	287,375	149,000	155,705
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014		115,000	109,825	115,000	109,825	54,000	51,570
American Casino & Entertainment
Properties LLC 144A sr. notes 11s,
2014		270,000	227,475	275,000	231,688	190,000	160,075
American Media Operations, Inc.
144A sr. sub. notes 14s, 2013 (PIK)		125,382	80,244	156,397	100,094	81,530	52,179
American Media Operations, Inc.
144A sr. unsec. notes 9s, 2013
(PIK)		10,259	6,566	12,867	8,235	6,745	4,317
Aramark Corp. company guaranty
8 1/2s, 2015		305,000	314,150	270,000	278,100	185,000	190,550
Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 8 3/8s,
2012		375,000	352,500	370,000	347,800	255,000	239,700
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014		290,000	267,525	300,000	276,750	205,000	189,113
Boyd Gaming Corp. sr. sub. notes
7 1/8s, 2016		95,000	82,650	115,000	100,050	115,000	100,050
Building Materials Corp. company
guaranty notes 7 3/4s, 2014		305,000	301,950	280,000	277,200	195,000	193,050
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016		470,000	481,750	630,000	645,750	--	--
Clear Channel Communications, Inc.

company guaranty unsec. unsub.
notes 10 3/4s, 2016	40,000	31,400	35,000	27,475	25,000	19,625
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	235,000	231,181	315,000	309,881	25,000	24,594
D.R. Horton, Inc. sr. notes
7 7/8s, 2011	--	--	--	--	15,000	15,769
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013
(Germany)	--	--	35,000	38,368	50,000	54,812
DaimlerChrysler NA Holding Corp.
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)	223,000	233,163	290,000	303,217	--	--
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011
(Germany)	142,000	149,159	500,000	525,206	956,000	1,004,194
Dana Corp. escrow sr. notes 5.85s,
2015 (In default) (F)(NON)	225,000	--	245,000	--	120,000	--
DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s,
2016	120,000	131,100	157,000	171,523	--	--
DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 6 3/8s,
2015	199,000	206,711	129,000	133,999	200,000	207,750
DIRECTV Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes
5 7/8s, 2019	--	--	240,000	244,103	200,000	203,419
DISH DBS Corp. company guaranty
sr. unsec. notes 7 7/8s, 2019	135,000	141,581	120,000	125,850	85,000	89,144
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	55,000	55,481	10,000	10,088	--	--
Echostar DBS Corp. sr. notes
6 3/8s, 2011	225,000	232,313	240,000	247,800	175,000	180,688
Expedia, Inc. company guaranty sr.
unsec. notes 7.456s, 2018	1,100,000	1,199,000	--	--	--	--
Ford Motor Credit Co., LLC notes
7.8s, 2012	110,000	111,183	--	--	100,000	101,075
Ford Motor Credit Co., LLC sr.
notes 9 7/8s, 2011	1,330,000	1,393,175	1,090,000	1,141,775	585,000	612,788
Ford Motor Credit Co., LLC sr.
notes 7 1/4s, 2011	100,000	100,989	305,000	308,017	295,000	297,918
Ford Motor Credit Co., LLC sr.
unsec. notes 9 3/4s, 2010	145,000	149,713	179,000	184,818	--	--
Ford Motor Credit Co., LLC sr.
unsec. notes 8 1/8s, 2020	100,000	98,250	100,000	98,250	--	--
Goodman Global, Inc. company
guaranty sr. unsec. sub. notes
13 1/2s, 2016	205,000	226,781	185,000	204,656	130,000	143,813
Goodyear Tire & Rubber Co. (The)
notes 7.857s, 2011	--	--	4,000	4,135	--	--
Goodyear Tire & Rubber Co. (The)
sr. notes 9s, 2015	313,000	325,520	276,000	287,040	150,000	156,000
Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016	250,000	276,250	220,000	243,100	165,000	182,325
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B,
3.831s, 2014	340,000	321,725	305,000	288,606	205,000	193,981
Harrah's Operating Co., Inc. 144A
sr. sec. notes 11 1/4s, 2017	150,000	156,938	135,000	141,244	95,000	99,394
Hertz Corp. company guaranty
8 7/8s, 2014	335,000	342,538	360,000	368,100	180,000	184,050
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	416,000	435,494	652,000	682,553	154,000	161,216
Host Marriott LP company guaranty
Ser. Q, 6 3/4s, 2016 (R)	110,000	109,450	--	--	--	--
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	320,000	325,200	450,000	457,313	210,000	213,413
Interpublic Group of Companies,
Inc. (The) sr. unsec. notes 10s,
2017	75,000	83,250	65,000	72,150	45,000	49,950
Isle of Capri Casinos, Inc.
company guaranty 7s, 2014	78,000	69,420	70,000	62,300	34,000	30,260
Jarden Corp. company guaranty
7 1/2s, 2017	200,000	199,500	200,000	199,500	165,000	164,588
KB Home company guaranty 6 3/8s,
2011	--	--	317,000	317,000	288,000	288,000
Lamar Media Corp. company guaranty
7 1/4s, 2013	185,000	184,538	260,000	259,350	130,000	129,675
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016	787,000	837,171	1,053,000	1,120,129	--	--
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	115,000	120,319	145,000	151,706	75,000	78,469
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	330,000	346,500	310,000	325,500	235,000	246,750
Liberty Media Corp. debs. 8 1/4s,
2030	195,000	178,669	245,000	224,481	120,000	109,950
Limited Brands, Inc. sr. unsec.
notes 6 1/8s, 2012	3,130,000	3,192,600	--	--	--	--
Macy's Retail Holdings, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2011	90,000	92,813	4,570,000	4,712,813	4,210,000	4,341,563
Masco Corp. sr. unsec. notes
5.85s, 2017	2,370,000	2,205,185	--	--	--	--
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015
(In default) (NON)	285,000	69,825	255,000	62,475	175,000	42,875
Mattel, Inc. sr. unsec. notes
5 5/8s, 2013	1,645,000	1,737,801	--	--	--	--
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	237,000	218,040	246,000	226,320	112,000	103,040
Meritage Homes Corp. sr. notes 7s,
2014	30,000	28,650	15,000	14,325	5,000	4,775
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	1,318,000	1,311,410	45,000	44,775	23,000	22,885
MGM Mirage, Inc. sr. notes 6 3/4s,
2012	315,000	281,138	436,000	389,130	216,000	192,780
MGM Mirage, Inc. 144A sr. sec.
notes 10 3/8s, 2014	30,000	32,550	30,000	32,550	20,000	21,700
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	180,000	189,450	180,000	189,450	80,000	84,200
Michaels Stores, Inc. company
guaranty 10s, 2014	30,000	31,050	5,000	5,175	90,000	93,150
Navistar International Corp. sr.
notes 8 1/4s, 2021	245,000	250,819	220,000	225,225	150,000	153,563
Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015
(PIK)	499,837	488,591	542,834	530,620	376,288	367,822
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	--	--	350,000	359,582	300,000	308,213
News America Holdings, Inc. debs.
7 3/4s, 2045	210,000	234,419	690,000	770,233	819,000	914,233
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty 10s,
2014	195,000	203,288	190,000	198,075	90,000	93,825
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty sr.
unsec. sub. disc. notes
stepped-coupon zero % (12 1/2s,
8/1/11), 2016 (STP)	275,000	250,938	220,000	200,750	205,000	187,063
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)	--	--	100,000	105,375	--	--
Omnicom Group, Inc. sr. notes
5.9s, 2016	--	--	140,000	149,117	150,000	159,769
Owens Corning, Inc. company
guaranty unsec. unsub. notes 9s,
2019	350,000	392,000	315,000	352,800	215,000	240,800
Pearson Dollar Finance Two PLC
144A company guaranty sr. notes
6 1/4s, 2018 (United Kingdom)	2,470,000	2,593,460	--	--	--	--
Penn National Gaming, Inc. 144A
sr. unsec. sub. notes 8 3/4s, 2019	45,000	46,013	40,000	40,900	25,000	25,563
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. sub.
notes 7 1/2s, 2015	240,000	220,800	225,000	207,000	115,000	105,800
Pinnacle Entertainment, Inc. sr.
sub. notes 8 1/4s, 2012	250,000	250,000	240,000	240,000	185,000	185,000
Pinnacle Entertainment, Inc. 144A
sr. notes 8 5/8s, 2017	45,000	45,900	40,000	40,800	30,000	30,600
Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016 (Canada)	65,000	64,838	60,000	59,850	25,000	24,938
Realogy Corp. company guaranty sr.
notes zero %, 2014 (PIK)	47,643	39,305	42,350	34,939	31,762	26,204
Realogy Corp. company guaranty sr.
unsec. notes 10 1/2s, 2014	280,000	242,200	255,000	220,575	175,000	151,375
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	50,000	50,000	70,000	70,000	30,000	30,000
Sealy Mattress Co. 144A company
guaranty sr. notes 10 7/8s, 2016	165,000	183,563	150,000	166,875	105,000	116,813
Sirius XM Radio, Inc. 144A sr.
notes 9 3/4s, 2015	25,000	26,313	20,000	21,050	15,000	15,788
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes

7s, 2015		105,000	91,350	95,000	82,650	65,000	56,550
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes
6 1/4s, 2014		75,000	65,250	65,000	56,550	45,000	39,150
Standard Pacific Escrow, LLC 144A
sr. notes 10 3/4s, 2016		260,000	265,200	235,000	239,700	165,000	168,300
Station Casinos, Inc. sr. notes
6s, 2012 (In default) (NON)		305,000	46,131	405,000	61,256	190,000	28,738
Target Corp. bonds 6 1/2s, 2037		--	--	675,000	740,161	1,395,000	1,529,666
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. notes 11s, 2013		173,768	183,325	229,013	241,609	70,311	74,178
Time Warner Entertainment Co., LP
debs. Ser. *, 8 3/8s, 2023		--	--	--	--	25,000	29,615
Time Warner, Inc. debs. 9.15s, 2023		--	--	25,000	30,171	105,000	126,718
Time Warner, Inc. debs. 9 1/8s,
2013		95,000	110,232	743,000	862,127	1,040,000	1,206,746
Toyota Motor Credit Corp. sr.
unsec. FRN Ser. MTN, 0.283s, 2010		1,200,000	1,173,272	--	--	--	--
Toys R Us Property Co., LLC 144A
company guaranty sr. unsec. notes
10 3/4s, 2017		275,000	301,125	245,000	268,275	170,000	186,150
Travelport LLC company guaranty
9 7/8s, 2014		130,000	134,225	115,000	118,738	165,000	170,363
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015
(In default) (NON)		382,000	7,879	421,000	8,683	270,000	5,569
TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR	165,000	219,854	140,000	186,543	105,000	139,907
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$210,000	203,700	$200,000	194,000	$205,000	198,850
TRW Automotive, Inc. 144A sr.
notes 8 7/8s, 2017		70,000	72,625	65,000	67,438	45,000	46,688
Umbrella Acquisition, Inc. 144A
company guaranty sr. unsec. unsub.
notes 9 3/4s, 2015 (PIK)		173,662	152,171	157,875	138,338	78,937	69,169
United Auto Group, Inc. company
guaranty 7 3/4s, 2016		195,000	188,663	200,000	193,500	100,000	96,750
Vertis, Inc. company guaranty sr.
notes 13 1/2s, 2014 (PIK)		196,784	65,185	199,373	66,042	93,363	30,926
Viacom, Inc. company guaranty
5 5/8s, 2012		1,465,000	1,524,182	--	--	--	--
Viacom, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011		1,705,000	1,786,765	--	--	--	--
Viacom, Inc. unsec. sr. company
guaranty 7 7/8s, 2030		160,000	172,567	355,000	382,882	445,000	479,951
Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s,
2016 (United Kingdom)		295,000	316,756	180,000	193,275	180,000	193,275
Visant Corp. company guaranty sr.
unsec. sub. notes 7 5/8s, 2012		160,000	160,800	220,000	221,100	115,000	115,575
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		540,000	614,509	844,000	960,454	198,000	225,320
Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s,
2015		185,000	183,613	170,000	168,725	160,000	158,800
Yonkers Racing Corp. 144A sr.
notes 11 3/8s, 2016		10,000	10,500	10,000	10,500	5,000	5,250
Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes
10s, 2011 (In default) (NON)		180,000	630	170,000	595	79,000	277
			35,306,977		27,928,986		20,442,047

Consumer staples			0.5%		0.9%		1.2%
Altria Group, Inc. company
guaranty sr. unsec. notes 9 1/4s,
2019		--	--	40,000	48,745	200,000	243,726
Altria Group, Inc. company
guaranty sr. unsec. unsub. notes
8 1/2s, 2013		209,000	241,996	482,000	558,095	544,000	629,884
Anheuser-Busch InBev Worldwide,
Inc. 144A company guaranty sr.
unsec. unsub. notes 7 3/4s, 2019		--	--	345,000	403,924	430,000	503,442
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2016		120,000	112,200	145,000	135,575	75,000	70,125
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 7 5/8s, 2014		95,000	90,250	105,000	99,750	55,000	52,250
Campbell Soup Co. debs. 8 7/8s,
2021		--	--	300,000	390,683	255,000	332,081
Chiquita Brands International,
Inc. sr. notes 7 1/2s, 2014		150,000	148,500	170,000	168,300	85,000	84,150
Chiquita Brands International,
Inc. sr. unsec. unsub. notes
8 7/8s, 2015		25,000	25,500	30,000	30,600	15,000	15,300
Claire's Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) (NON)(PIK)		220,742	176,594	197,562	158,050	92,722	74,178
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010		--	--	105,000	109,917	91,000	95,262
Constellation Brands, Inc. company
guaranty sr. unsec. notes 7 1/4s,
2017		--	--	--	--	30,000	30,413
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		--	--	--	--	140,000	142,100
CVS Caremark Corp. notes 6.6s, 2019		80,000	87,282	--	--	--	--
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037		--	--	1,050,000	905,625	1,733,000	1,494,713
CVS Caremark Corp. 144A company
guaranty notes 7.507s, 2032		--	--	455,000	476,608	15,000	15,712
CVS Caremark Corp. 144A
pass-through certificates 6.117s,
2013		1,316,722	1,390,886	288,785	305,051	257,844	272,367
Delhaize Group company guaranty
sr. unsec. bond 5 7/8s, 2014
(Belgium)		135,000	144,499	310,000	331,812	370,000	396,034
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)		--	--	200,000	217,206	170,000	184,625
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United
Kingdom)		230,000	247,522	435,000	468,139	390,000	419,711
Diageo Capital PLC company
guaranty 5.2s, 2013 (United
Kingdom)		--	--	190,000	203,405	165,000	176,641
Diageo PLC company guaranty 8s,
2022 (Canada)		--	--	165,000	203,194	135,000	166,250
Dole Food Co. 144A sr. unsec.
notes 13 7/8s, 2014		107,000	128,668	88,000	105,820	81,000	97,403
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014		210,000	206,850	275,000	270,875	130,000	128,050
General Mills, Inc. sr. unsec.
notes 5.65s, 2019		75,000	80,038	170,000	181,418	200,000	213,433
H.J. Heinz Co. sr. unsec. notes
5.35s, 2013		216,000	232,753	492,000	530,160	--	--
Kroger Co. company guaranty
6 3/4s, 2012		--	--	--	--	150,000	163,831
Kroger Co. company guaranty 6.4s,
2017		234,000	255,627	748,000	817,133	100,000	109,242
Kroger Co. sr. notes 6.15s, 2020		--	--	40,000	42,833	--	--
McDonald's Corp. sr. unsec. bond
6.3s, 2037		56,000	61,356	302,000	330,883	300,000	328,692
McDonald's Corp. sr. unsec. notes
5.7s, 2039		174,000	177,483	393,000	400,868	515,000	525,310
PepsiCo, Inc. sr. unsec. notes
7.9s, 2018		220,000	269,996	346,000	424,630	82,000	100,635
Pinnacle Foods Finance LLC sr.
notes 9 1/4s, 2015		125,000	126,875	115,000	116,725	55,000	55,825
Prestige Brands, Inc. sr. sub.
notes 9 1/4s, 2012		150,000	152,063	210,000	212,888	100,000	101,375
Reynolds American, Inc. company
guaranty 7 1/4s, 2013		260,000	283,666	285,000	310,942	140,000	152,743
Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		214,000	186,180	197,000	171,390	177,000	153,990
Rite Aid Corp. company guaranty
sr. notes 7 1/2s, 2017		245,000	230,300	225,000	211,500	105,000	98,700
RSC Equipment Rental, Inc. 144A
sr. sec. notes 10s, 2017		145,000	157,688	130,000	141,375	90,000	97,875
Smithfield Foods, Inc. 144A sr.
sec. notes 10s, 2014		290,000	314,650	260,000	282,100	180,000	195,300
Spectrum Brands, Inc. sr. unsec.
sub. bonds 12s, 2019 (PIK)		72,101	70,659	79,573	77,982	40,297	39,491
Supervalu, Inc. sr. unsec. notes
7 1/2s, 2014		215,000	217,688	210,000	212,625	95,000	96,188
Tesco PLC 144A sr. unsec. unsub.
notes 6.15s, 2037 (United Kingdom)		--	--	--	--	450,000	467,078
Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		2,970,000	3,393,225	--	--	--	--
Universal Corp. notes Ser. MTNC,
5.2s, 2013		--	--	3,160,000	3,137,504	2,840,000	2,819,782
Wendy's/Arby's Restaurants LLC

company guaranty sr. unsec. unsub.
notes 10s, 2016	205,000	223,450	180,000	196,200	125,000	136,250
WPP Finance UK company guaranty
sr. unsec. notes 8s, 2014 (United
Kingdom)	110,000	125,099	235,000	267,256	295,000	335,492
		9,559,543		13,657,786		11,815,649

Energy		0.6%		1.0%		1.0%
Anadarko Petroleum Corp. sr.
unsec. notes 6.95s, 2019	215,000	243,935	455,000	516,235	555,000	629,694
Aquilex Holdings, LLC 144A sr.
notes 11 1/8s, 2016	85,000	84,788	75,000	74,813	50,000	49,875
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	455,000	451,588	515,000	511,138	270,000	267,975
BP Capital Markets PLC company
guaranty sr. unsec. notes 3 7/8s,
2015 (United Kingdom)	140,000	143,838	305,000	313,361	385,000	395,554
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s,
2017	215,000	189,738	190,000	167,675	125,000	110,313
Chesapeake Energy Corp. company
guaranty 6 1/2s, 2017	95,000	93,100	--	--	--	--
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	--	--	515,000	524,013	325,000	330,688
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	--	--	225,000	235,688	230,000	240,925
Complete Production Services, Inc.
company guaranty 8s, 2016	145,000	143,006	130,000	128,213	100,000	98,625
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	305,000	243,238	290,000	231,275	205,000	163,488
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	125,000	125,313	175,000	175,438	80,000	80,200
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	190,000	173,850	170,000	155,550	180,000	164,700
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015	230,000	229,425	220,000	219,450	105,000	104,738
Encore Acquisition Co. sr. sub.
notes 6s, 2015	290,000	290,000	402,000	402,000	269,000	269,000
Expro Finance Luxemburg 144A sr.
notes 8 1/2s, 2016 (Luxembourg)	100,000	99,250	100,000	99,250	100,000	99,250
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	215,000	211,775	300,000	295,500	140,000	137,900
Forest Oil Corp. sr. notes 8s, 2011	305,000	317,963	340,000	354,450	250,000	260,625
Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s,
2018 (Russia)	158,000	162,945	324,000	334,141	288,000	297,014
Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)	230,000	211,025	507,000	465,173	438,000	401,865
Halliburton Co. sr. unsec. notes
7.45s, 2039	235,000	290,156	505,000	623,527	620,000	765,518
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	420,000	430,500	440,000	451,000	360,000	369,000
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec. notes
7 3/4s, 2015	70,000	68,600	80,000	78,400	40,000	39,200
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	79,369	75,000	70,031	35,000	32,681
Kerr-McGee Corp. sec. notes 6.95s,
2024	265,000	286,992	430,000	465,684	365,000	395,290
Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014	170,000	170,425	145,000	145,363	85,000	85,213
Motiva Enterprises, LLC 144A sr.
notes 5.2s, 2012	--	--	80,000	83,195	70,000	72,795
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2016	5,000	5,013	145,000	145,363	165,000	165,413
Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	245,000	247,450	230,000	232,300	105,000	106,050
Nexen, Inc. sr. unsec. unsub.
notes 7 1/2s, 2039 (Canada)	110,000	123,647	245,000	275,397	310,000	348,461
OPTI Canada, Inc. company guaranty
sr. sec. notes 8 1/4s, 2014
(Canada)	220,000	181,225	215,000	177,106	100,000	82,375
Oslo Seismic Services, Inc. 1st
mtge. 8.28s, 2011	22,511	22,721	32,744	33,049	23,534	23,754
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	145,000	149,531	--	--	--	--
Peabody Energy Corp. company
guaranty Ser. B, 6 7/8s, 2013	235,000	237,644	180,000	182,025	130,000	131,463
Peabody Energy Corp. sr. notes
5 7/8s, 2016	--	--	270,000	262,575	225,000	218,813
Petro-Canada sr. unsec. unsub.
notes 6.05s, 2018 (Canada)	208,000	223,594	472,000	507,387	--	--
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	220,000	229,900	250,000	261,250	180,000	188,100
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018	145,000	149,531	130,000	134,063	80,000	82,500
Plains Exploration & Production
Co. company guaranty 7 3/4s, 2015	70,000	71,225	50,000	50,875	40,000	40,700
Plains Exploration & Production
Co. company guaranty 7s, 2017	245,000	240,713	230,000	225,975	185,000	181,763
Pride International, Inc. sr.
unsec. notes 7 3/8s, 2014	195,000	201,338	275,000	283,938	130,000	134,225
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	27,975	40,000	37,300	20,000	18,650
Quicksilver Resources, Inc. sr.
notes 11 3/4s, 2016	100,000	113,500	90,000	102,150	60,000	68,100
Range Resources Corp. company
guaranty sr. unsec. sub. notes
7 1/2s, 2017	55,000	56,650	50,000	51,500	35,000	36,050
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	465,000	387,113	455,000	378,788	350,000	291,375
SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
3.915s, 2014	100,000	89,650	95,000	85,167	45,000	40,342
SandRidge Energy, Inc. 144A
company guaranty sr. unsec. unsub.
notes 8s, 2018	615,000	604,238	765,000	751,613	135,000	132,638
Stallion Oilfield
Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes
9 3/4s, 2015 (In default) (NON)	180,000	105,300	160,000	93,600	125,000	73,125
Targa Resources, Inc. company
guaranty sr. unsec. notes 8 1/2s,
2013	540,000	561,600	470,000	488,800	280,000	291,200
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.8s, 2037	--	--	110,000	109,048	90,000	89,221
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.35s, 2017	--	--	130,000	135,977	100,000	104,597
Weatherford International, Ltd.
company guaranty sr. unsec. notes
9 7/8s, 2039 (Switzerland)	100,000	128,090	230,000	294,608	270,000	345,844
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	--	--	95,000	97,262	105,000	107,500
Whiting Petroleum Corp. company
guaranty 7s, 2014	120,000	120,450	115,000	115,431	75,000	75,281
Williams Cos., Inc. (The) notes
7 3/4s, 2031	35,000	38,382	30,000	32,898	20,000	21,932
Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	95,000	108,967	85,000	97,497	65,000	74,556
Williams Cos., Inc. (The) sr.
unsec. notes 7 5/8s, 2019	480,000	538,069	460,000	515,650	220,000	246,615
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	50,905	60,000	61,086	30,000	30,543
XTO Energy, Inc. sr. unsec. notes
5 1/2s, 2018	158,000	169,761	357,000	383,574	--	--
		9,925,001		13,723,815		9,613,312

Financials		1.7%		3.5%		5.8%
Aflac, Inc. sr. unsec. notes 6.9s,
2039	50,000	49,258	105,000	103,442	135,000	132,997
AGFC Capital Trust I 144A company
guaranty 6s, 2067	--	--	180,000	63,900	185,000	65,675
Allstate Life Global Funding
Trusts notes Ser. MTN, 5 3/8s, 2013	--	--	249,000	265,801	873,000	931,905
American Express Co. sr. unsec.
notes 8 1/8s, 2019	205,000	242,938	555,000	657,709	740,000	876,945
American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	647,000	530,540	1,286,000	1,054,520	1,244,000	1,020,080
Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	60,000	64,519	250,000	268,831	265,000	284,960
Bank of America NA sub. notes
Ser. BKNT, 5.3s, 2017	--	--	250,000	245,023	750,000	735,068
Bank of New York Mellon Corp.
(The) sr. unsec. notes 4.3s, 2014	270,000	284,165	610,000	642,002	760,000	799,872
BankAmerica Capital III bank

guaranty jr. unsec. FRN Ser. *,
0.854s, 2027	580,000	403,093	1,072,000	745,027	1,146,000	796,456
Barclays Bank PLC 144A sub. notes
10.179s, 2021	508,000	663,605	610,000	796,848	580,000	757,659
Bear Stearns Cos., Inc. (The)
notes 5.7s, 2014	85,000	93,528	155,000	170,552	5,000	5,502
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	105,000	117,314	1,075,000	1,201,072	1,715,000	1,916,128
Bear Stearns Cos., Inc. (The) sr.
unsec. notes 7 1/4s, 2018	--	--	240,000	275,485	706,000	810,384
Block Financial Corp. notes
5 1/8s, 2014	2,260,000	2,278,100	--	--	--	--
Bosphorus Financial Services, Ltd.
144A sr. notes FRN 2.073s, 2012	112,500	107,360	297,563	283,968	338,625	323,154
Capital One Capital III company
guaranty 7.686s, 2036	--	--	231,000	212,520	811,000	746,120
Citigroup, Inc. sr. unsec. unsub.
notes 6 1/8s, 2017	835,000	841,659	765,000	771,101	1,395,000	1,406,125
Citigroup, Inc. sr. unsec. unsub.
notes FRN 0.423s, 2010	--	--	135,000	134,662	220,000	219,449
Citigroup, Inc. sub. notes 5s, 2014	35,000	33,741	914,000	881,118	1,527,000	1,472,065
Citigroup, Inc. unsec. sub. notes
6 5/8s, 2032	1,137,000	1,033,941	1,877,000	1,706,867	1,181,000	1,073,953
CNA Financial Corp. unsec. notes
6 1/2s, 2016	1,415,000	1,390,898	--	--	--	--
CNA Financial Corp. unsec. notes
6s, 2011	885,000	899,586	--	--	--	--
Credit Suisse First Boston USA,
Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	528,408	764,000	823,885	180,000	194,109
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (United
Kingdom)	--	--	746,000	649,020	1,316,000	1,144,920
Deutsche Bank AG/London sr. unsec.
notes 3 7/8s, 2014 (United Kingdom)	375,000	382,934	820,000	837,349	555,000	566,742
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	--	--	235,000	170,375	1,000,000	725,000
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	--	--	685,000	511,181	1,115,000	832,069
Duke Realty LP sr. unsec. notes
6 1/2s, 2018 (R)	--	--	411,000	389,250	989,000	936,662
E*Trade Financial Corp. sr. unsec.
notes 7 3/8s, 2013	125,000	116,406	10,000	9,313	20,000	18,625
Fleet Capital Trust V bank
guaranty FRN 1.254s, 2028	790,000	537,632	1,297,000	882,669	979,000	666,255
Fund American Cos., Inc. notes
5 7/8s, 2013	--	--	498,000	492,465	969,000	958,229
GATX Financial Corp. notes 5.8s,
2016	--	--	120,000	116,534	130,000	126,245
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.473s, 2016	260,000	234,243	600,000	540,561	--	--
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.411s, 2012	80,000	77,152	60,000	57,864	255,000	245,923
General Electric Capital Corp. sr.
unsec. notes Ser. MTN, 6 7/8s, 2039	1,141,000	1,176,003	2,446,000	2,521,036	3,149,000	3,245,602
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	--	--	975,000	845,813	1,450,000	1,257,875
GMAC, LLC sr. unsec. unsub. notes
7 3/4s, 2010	80,000	80,037	70,000	70,032	60,000	60,028
GMAC, LLC sr. unsec. unsub. notes
7 1/4s, 2011	1,045,000	1,042,994	720,000	718,618	590,000	588,867
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2011	45,000	44,527	30,000	29,684	25,000	24,737
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 7s, 2012	44,000	43,340	193,000	190,105	224,000	220,640
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 6 7/8s,
2012	--	--	2,000	1,960	--	--
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 6 7/8s,
2011	300,000	295,500	383,000	377,255	186,000	183,210
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 6 3/4s,
2014	6,000	5,700	--	--	--	--
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 6 5/8s,
2012	129,000	126,420	91,000	89,180	44,000	43,120
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes 6s, 2011	155,000	151,900	230,000	225,400	75,000	73,500
GMAC, LLC 144A company guaranty
sr. unsec. unsub. notes FRN
2.456s, 2014	226,000	181,930	107,000	86,135	29,000	23,345
Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	391,296	970,000	1,133,006	1,540,000	1,798,793
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	--	--	685,000	737,099	1,188,000	1,278,356
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	736,000	756,976	1,148,000	1,180,718	270,000	277,695
Health Care Property Investors,
Inc. sr. unsec. notes 6s, 2017	--	--	214,000	201,396	748,000	703,945
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	--	--	85,000	86,156	90,000	91,224
Highwood Properties, Inc. sr.
unsec. bonds 5.85s, 2017 (R)	--	--	340,000	310,163	290,000	264,551
HSBC Finance Capital Trust IX FRN
5.911s, 2035	--	--	1,000,000	820,000	2,000,000	1,640,000
HSBC Finance Corp. notes 5s, 2015	760,000	785,083	1,185,000	1,224,110	280,000	289,241
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	--	--	300,000	313,438	1,000,000	1,044,792
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	70,000	64,400	70,000	64,400	115,000	105,800
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s,
2014	40,000	38,200	35,000	33,425	23,000	21,965
International Lease Finance Corp.
sr. unsec. Ser. MTN, 5 5/8s, 2013	625,000	489,063	--	--	--	--
JPMorgan Chase & Co. sr. notes 6s,
2018	1,044,000	1,122,295	1,537,000	1,652,267	336,000	361,198
JPMorgan Chase Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	330,000	353,322	280,000	299,789
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	--	--	674,000	654,813	1,460,000	1,418,438
JPMorgan Chase Capital XXV bonds
Ser. Y, 6.8s, 2037	--	--	330,000	327,875	285,000	283,165
Lehman Brothers E-Capital Trust I
FRN 3.589s, 2065 (In default) (NON)	1,375,000	413	1,845,000	554	--	--
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	115,000	117,300	95,000	96,900	45,000	45,900
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	195,000	184,275	185,000	174,825	85,000	80,325
Liberty Mutual Group 144A company
guaranty jr. sub. notes FRB
10 3/4s, 2058	1,145,000	1,222,481	1,350,000	1,441,353	1,363,000	1,455,233
Liberty Mutual Insurance 144A
notes 7.697s, 2097	--	--	690,000	590,659	1,410,000	1,206,999
Marsh & McLennan Cos., Inc. sr.
unsec. notes 6 1/4s, 2012	35,000	36,939	720,000	759,880	815,000	860,142
Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	--	--	380,000	388,632	345,000	352,837
Merrill Lynch & Co., Inc. jr. sub.
bonds 7 3/4s, 2038	--	--	300,000	329,622	1,200,000	1,318,487
Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN, 6 7/8s, 2018	1,226,000	1,320,939	1,740,000	1,874,742	391,000	421,278
MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2067	--	--	300,000	298,500	1,200,000	1,194,000
MetLife, Inc. sr. unsec. 6 3/4s,
2016	155,000	173,575	130,000	145,579	--	--
MetLife, Inc. sr. unsec. notes
Ser. A, 6.817s, 2018	395,000	439,934	875,000	974,537	230,000	256,164
Morgan Stanley sr. unsec. notes
FRN Ser. MTN, 0.323s, 2010	--	--	625,000	624,991	1,855,000	1,854,974
Morgan Stanley sr. unsec. unsub.
notes 6 3/4s, 2011	687,000	727,865	1,068,000	1,131,528	252,000	266,990
Nationwide Financial Services,
Inc. notes 5 5/8s, 2015	--	--	125,000	122,441	425,000	416,299
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	--	--	145,000	150,764	150,000	155,963
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	--	--	723,000	739,234	1,139,000	1,164,575
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	--	--	210,000	201,979	--	--
OneAmerica Financial Partners,
Inc. 144A bonds 7s, 2033	--	--	520,000	392,672	1,129,000	852,552
Progressive Corp. (The) jr. unsec.
sub. unsec. deb. FRN 6.7s, 2037	250,000	221,217	555,000	491,102	695,000	614,984
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	1,120,000	1,181,122	225,000	237,279	--	--
Reynolds Group DL Escrow,
Inc./Reynolds Group Escrow, LLC
144A sr. sec. notes 7 3/4s, 2016
(Luxembourg)	150,000	153,375	135,000	138,038	100,000	102,250
Royal Bank of Scotland Group PLC
jr. sub. notes FRN Ser. MTN,

7.64s, 2049 (United Kingdom)	--	--	400,000	211,000	300,000	158,250
Russian Agricultural Bank 144A
notes 7 3/4s, 2018 (Russia)	--	--	110,000	120,230	100,000	109,300
Russian Agricultural Bank 144A
notes 7 1/8s, 2014 (Russia)	120,000	126,972	110,000	116,391	100,000	105,810
Simon Property Group LP sr. unsec.
notes 6 3/4s, 2014 (R)	226,000	240,808	269,000	286,625	--	--
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	--	--	307,000	311,908	927,000	941,821
Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 (R)	100,000	97,253	147,000	142,961	30,000	29,176
Simon Property Group LP unsub.
bonds 5 3/4s, 2015 (R)	--	--	83,000	84,639	83,000	84,639
SLM Corp. notes Ser. MTNA, 4 1/2s,
2010	650,000	647,672	1,128,000	1,123,960	1,206,000	1,201,680
State Street Capital Trust IV
company guaranty jr. unsec. sub.
bond FRB 1.254s, 2037	--	--	475,000	318,509	--	--
Stowe CDO 08-1 144A notes FRN
3.078s, 2010 (In default) (F)(NON)	4,200,000	3,318,000	--	--	--	--
USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN
4.148s, 2014	45,000	36,956	45,000	36,956	20,000	16,425
VTB Capital SA 144A notes 6 7/8s,
2018 (Russia)	876,000	871,620	800,000	796,000	687,000	683,565
Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	1,115,000	1,167,120	1,755,000	1,837,036
Wachovia Corp. sr. unsec. notes
5 3/4s, 2017	95,000	98,796	105,000	109,196	60,000	62,397
Wachovia Corp. sr. unsec. notes
Ser. MTN, 5 1/2s, 2013	900,000	956,100	1,650,000	1,752,849	1,495,000	1,588,188
Wachovia Corp. sr. unsec. notes
FRN Ser. MTNE, 0.406s, 2012	140,000	138,377	470,000	464,552	510,000	504,089
Wells Fargo Capital XV jr. sub.
unsec. company guaranty FRN
9 3/4s, 2049	455,000	491,400	--	--	--	--
Westpac Banking Corp. sr. unsec.
notes 4 7/8s, 2019 (Australia)	220,000	217,311	485,000	479,071	615,000	607,482
Westpac Capital Trust III 144A
unsec. sub. notes FRN 5.819s, 2049
(Australia)	--	--	295,000	246,148	230,000	191,912
Willis Group North America, Inc.
company guaranty 6.2s, 2017	--	--	70,000	69,393	40,000	39,653
ZFS Finance USA Trust I 144A bonds
FRB 6 1/2s, 2037	--	--	312,000	261,300	411,000	344,213
		30,727,384		49,612,939		57,514,740

Health care		0.4%		0.7%		0.9%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	344,000	379,428	538,000	593,408	126,000	138,977
Aetna, Inc. sr. unsec. unsub.
notes 6 3/4s, 2037	--	--	286,000	298,220	673,000	701,757
AmerisourceBergen Corp. company
guaranty sr. unsec. notes 5 5/8s,
2012	195,000	207,627	--	--	--	--
AstraZeneca PLC sr. unsec. unsub.
notes 6.45s, 2037 (United Kingdom)	270,000	302,864	422,000	473,366	99,000	111,050
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	--	--	982,000	1,091,170	1,709,000	1,898,991
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	235,000	243,225	210,000	217,350	125,000	129,375
DaVita, Inc. company guaranty
6 5/8s, 2013	190,000	190,475	235,000	235,588	125,000	125,313
Elan Finance PLC/Elan Finance
Corp. 144A company guaranty sr.
notes 8 3/4s, 2016 (Ireland)	570,000	544,350	390,000	372,450	270,000	257,850
GlaxoSmith Kline Capital, Inc.
company guaranty sr. notes 5.65s,
2018	344,000	371,036	870,000	938,376	1,290,000	1,391,385
HCA, Inc. company guaranty 9 5/8s,
2016 (PIK)	238,000	257,635	226,000	244,645	145,000	156,963
HCA, Inc. sr. sec. notes 9 1/4s,
2016	275,000	295,281	190,000	204,013	141,000	151,399
HCA, Inc. sr. sec. notes 9 1/8s,
2014	219,000	231,045	167,000	176,185	79,000	83,345
HCA, Inc. sr. unsec. notes 6 1/4s,
2013	50,000	48,625	48,000	46,680	--	--
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	80,000	75,000	70,000	65,625	35,000	32,813
Healthsouth Corp. company guaranty
10 3/4s, 2016	150,000	163,125	145,000	157,688	65,000	70,688
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	198,857	125,000	130,827
Hospira, Inc. sr. notes 5.55s, 2012	150,000	159,880	607,000	646,981	230,000	245,149
IASIS Healthcare/IASIS Capital
Corp. sr. sub. notes 8 3/4s, 2014	135,000	136,688	120,000	121,500	130,000	131,625
Omnicare, Inc. company guaranty
6 3/4s, 2013	60,000	58,800	85,000	83,300	40,000	39,200
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	34,038	45,000	43,763	25,000	24,313
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	170,000	164,900	240,000	232,800	110,000	106,700
Pfizer, Inc. sr. unsec. notes
7.2s, 2039	80,000	97,755	190,000	232,168	239,000	292,043
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	305,000	295,088	270,000	261,225	210,000	203,175
Roche Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2039	--	--	190,000	230,023	225,000	272,395
Select Medical Corp. company
guaranty 7 5/8s, 2015	361,000	350,170	327,000	317,190	145,000	140,650
Service Corporation International
sr. unsec. unsub. notes 6 3/4s,
2016	255,000	246,713	360,000	348,300	250,000	241,875
Stewart Enterprises, Inc. sr.
notes 6 1/4s, 2013	205,000	200,388	270,000	263,925	125,000	122,188
Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2015	200,000	205,500	195,000	200,363	90,000	92,475
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	80,000	73,600	75,000	69,000	35,000	32,200
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015
(PIK)	83,850	76,304	78,609	71,534	36,684	33,382
Tenet Healthcare Corp. sr. notes
9 1/4s, 2015	20,000	21,300	25,000	26,625	15,000	15,975
Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
10s, 2018	67,000	75,040	54,000	60,480	34,000	38,080
Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
9s, 2015	381,000	411,480	309,000	333,720	255,000	275,400
UnitedHealth Group, Inc. sr.
unsec. notes 5 1/2s, 2012	--	--	280,000	298,948	245,000	261,580
US Oncology Holdings, Inc. sr.
unsec. notes FRN 6.428s, 2012 (PIK)	132,000	123,420	132,000	123,420	57,000	53,295
Vanguard Health Holding Co. II,
LLC sr. sub. notes 9s, 2014	250,000	259,063	255,000	264,244	195,000	202,069
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	585,000	611,325	605,000	632,225	360,000	376,200
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)	--	--	145,000	140,288	140,000	135,450
WellPoint, Inc. notes 7s, 2019	95,000	106,012	220,000	245,501	260,000	290,137
		7,017,180		10,561,144		9,006,289

Technology		0.4%		0.6%		0.7%
Ceridian Corp. company guaranty
sr. unsec. notes 12 1/4s, 2015
(PIK)	10,000	9,450	10,000	9,450	10,000	9,450
Ceridian Corp. sr. unsec. notes
11 1/4s, 2015	240,000	228,900	215,000	205,056	115,000	109,681
Compucom Systems, Inc. 144A sr.
sub. notes 12 1/2s, 2015	215,000	218,494	195,000	198,169	90,000	91,463
Computer Sciences Corp. sr. unsec.
notes 6 1/2s, 2018	--	--	2,870,000	3,132,025	2,625,000	2,864,657
Computer Sciences Corp. sr. unsec.
unsub. notes 5s, 2013	750,000	779,342	--	--	--	--
Dell, Inc. sr. unsec. notes
5 7/8s, 2019	215,000	227,521	470,000	497,370	585,000	619,067
First Data Corp. company guaranty
sr. unsec. notes 9 7/8s, 2015	55,000	51,288	50,000	46,625	35,000	32,638
Fiserv, Inc. sr. unsec. unsub.
notes company guaranty 6.8s, 2017	--	--	280,000	308,965	250,000	275,862
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
9 1/8s, 2014 (PIK)	104,938	92,739	57,715	51,006	52,469	46,369
Freescale Semiconductor, Inc.
company guaranty sr. unsec. notes
8 7/8s, 2014	345,000	316,538	285,000	261,488	220,000	201,850
Freescale Semiconductor, Inc.
company guaranty sr. unsec. sub.
notes 10 1/8s, 2016	9,000	7,245	9,000	7,245	5,000	4,025

Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	95,000	106,152	235,000	262,586	425,000	474,889
Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018	135,000	143,551	160,000	170,135	183,000	194,592
Hewlett-Packard Co. sr. unsec.
notes 4 1/4s, 2012	100,000	104,894	320,000	335,660	270,000	283,213
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	60,000	62,250	70,000	72,625	35,000	36,313
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	240,100	90,000	88,200	40,000	39,200
Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s,
2020	470,000	474,700	625,000	631,250	--	--
Lexmark International Inc, sr.
unsec. notes 5.9s, 2013	2,455,000	2,519,996	--	--	--	--
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	55,000	39,394	45,000	32,231	20,000	14,325
Microsoft Corp. sr. unsec. unsub.
notes 4.2s, 2019	250,000	252,258	555,000	560,014	695,000	701,278
NXP BV/NXP Funding, LLC 144A sr.
sec. notes 10s, 2013 (Netherlands)	34,000	34,935	15,000	15,413	--	--
Oracle Corp. sr. unsec. notes 5s,
2011	319,000	331,729	497,000	516,832	117,000	121,669
Sanmina Corp. company guaranty sr.
unsec. sub. notes 6 3/4s, 2013	--	--	--	--	15,000	14,794
Sanmina Corp. sr. unsec. sub.
notes 8 1/8s, 2016	180,000	179,550	238,000	237,405	--	--
Seagate Technology International
144A company guaranty sr. sec.
notes 10s, 2014 (Cayman Islands)	70,000	77,350	60,000	66,300	45,000	49,725
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	90,000	95,850	100,000	106,500	56,000	59,640
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	590,000	604,750	491,000	503,275	311,000	318,775
Syniverse Technologies, Inc. sr.
sub. notes Ser. B, 7 3/4s, 2013	42,000	41,738	54,000	53,663	26,000	25,838
Unisys Corp. 144A company guaranty
sr. sub. notes 14 1/4s, 2015	30,000	34,950	25,000	29,125	15,000	17,475
Xerox Corp. sr. unsec. notes
6 3/4s, 2039	154,000	155,265	336,000	338,759	425,000	428,490
Xerox Corp. sr. unsec. unsub.
notes 5 5/8s, 2019	60,000	59,959	130,000	129,912	164,000	163,889
		7,490,888		8,867,284		7,199,167

Transportation		0.1%		0.2%		0.3%
American Airlines, Inc.
pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	105,600	70,000	67,200
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	170,000	193,875	385,000	439,071	440,000	501,795
Continental Airlines, Inc.
pass-through certificates Ser.
97-4A, 6.9s, 2018	--	--	53,416	52,615	44,514	43,846
Continental Airlines, Inc.
pass-through certificates Ser.
98-1A, 6.648s, 2017	--	--	247,950	236,792	174,869	167,000
Northwest Airlines Corp.
pass-through certificates Ser.
00-1, 7.15s, 2019	--	--	487,063	423,745	420,861	366,149
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	180,000	177,750	235,000	232,063	115,000	113,563
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017	216,000	229,770	194,000	206,368	135,000	143,606
Southwest Airlines Co.
pass-through certificates Ser.
07-1, 6.15s, 2022	--	--	60,767	60,832	121,533	121,664
Southwest Airlines Co. sr. unsec.
unsub. notes 6 1/2s, 2012	590,000	627,801	--	--	--	--
Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	--	--	30,000	31,489	--	--
Union Pacific Corp. sr. unsec.
notes 6 1/8s, 2020	185,000	200,843	415,000	450,539	495,000	537,389
Union Pacific Corp. sr. unsub.
notes 5 3/4s, 2017	--	--	290,000	305,978	355,000	374,559
Union Pacific Corp. 144A
pass-through certificates 5.214s,
2014	--	--	115,000	122,336	100,000	106,379
United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s,
2022	--	--	150,191	128,414	122,884	105,066
		1,430,039		2,795,842		2,648,216

Utilities and power		1.0%		1.7%		2.5%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	189,313	577,000	606,855	190,000	199,831
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	120,000	123,150	105,000	107,756	50,000	51,313
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	258,000	264,450	331,000	339,275	133,000	136,325
American Water Capital Corp. sr.
unsec. bonds 6.085s, 2017	214,000	223,609	484,000	505,734	--	--
Appalachian Power Co. sr. notes
Ser. L, 5.8s, 2035	--	--	145,000	136,845	120,000	113,251
Atmos Energy Corp. sr. unsec. sub.
notes 8 1/2s, 2019	20,000	24,228	45,000	54,513	55,000	66,627
Atmos Energy Corp. sr. unsub.
notes 6.35s, 2017	--	--	320,000	339,561	275,000	291,810
Beaver Valley II Funding debs. 9s,
2017	--	--	469,000	512,598	1,035,000	1,131,214
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	--	--	604,000	618,031	1,168,000	1,195,132
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	--	--	1,141,521	1,074,189	1,724,678	1,622,949
CMS Energy Corp. sr. notes 8 1/2s,
2011	170,000	178,128	150,000	157,171	80,000	83,825
Colorado Interstate Gas Co. debs.
6.85s, 2037 (Canada)	30,000	30,785	50,000	51,309	25,000	25,654
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	--	--	130,000	141,314	110,000	119,574
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	--	--	593,000	589,730	448,000	445,530
Consolidated Natural Gas Co. sr.
notes Ser. A, 5s, 2014	--	--	180,000	191,702	315,000	335,478
Consumers Energy Co. 1st mtge.
sec. bond 6 1/8s, 2019	174,000	189,166	395,000	429,428	--	--
Dominion Resources, Inc. jr. sub.
notes FRN Ser. 06-B, 6.3s, 2066	--	--	823,000	724,240	1,448,000	1,274,240
Dominion Resources, Inc. sr.
unsec. notes 6.4s, 2018	3,975,000	4,341,972	--	--	--	--
Dominion Resources, Inc. sr.
unsec. unsub. notes Ser. 07-A, 6s,
2017	1,320,000	1,419,195	455,000	489,192	290,000	311,793
Dominion Resources, Inc. unsub.
notes 5.7s, 2012	343,000	370,649	535,000	578,126	126,000	136,157
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	--	--	304,000	321,471	1,062,000	1,123,033
Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	255,000	242,250	250,000	237,500	115,000	109,250
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	145,000	140,288	195,000	188,663	90,000	87,075
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	59,500	80,000	68,000	40,000	34,000
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	28,200	35,000	32,900	20,000	18,800
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	115,000	87,113	110,000	83,325	100,000	75,750
Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	7,900	5,000	3,950	5,000	3,950
El Paso Corp. sr. notes Ser. GMTN,
7 3/4s, 2032	225,000	212,763	215,000	203,307	95,000	89,833
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	--	--	40,000	41,201	35,000	36,051
Electricite de France 144A notes
6 1/2s, 2019 (France)	165,000	185,232	375,000	420,981	450,000	505,178
Energy Future Holdings Corp.
company guaranty sr. unsec. notes
11 1/4s, 2017 (PIK)	155,000	109,663	160,000	113,200	105,000	74,288
Energy Future Holdings Corp. sr.
notes 9 3/4s, 2019	405,000	405,000	389,000	389,000	196,000	196,000
Energy Future Intermediate
Holdings Co., LLC sr. notes Ser.
*, 9 3/4s, 2019	496,000	496,000	475,000	475,000	240,000	240,000
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	--	--	99,000	97,685	104,000	102,618
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	13,000	13,939	132,000	141,537	111,000	119,020
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	--	--	328,000	358,108	1,146,000	1,251,195
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	--	--	115,000	123,942	110,000	118,553

Inergy LP/Inergy Finance Corp.
company guaranty sr. unsec. notes
8 3/4s, 2015	140,000	143,850	125,000	128,438	85,000	87,338
Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014	285,000	281,438	380,000	375,250	190,000	187,625
Ipalco Enterprises, Inc. 144A sr.
sec. notes 7 1/4s, 2016	105,000	105,263	230,000	230,575	200,000	200,500
ITC Holdings Corp. 144A notes
5 7/8s, 2016	--	--	458,000	462,562	988,000	997,840
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	--	--	305,000	314,088	225,000	231,704
Kansas Gas & Electric bonds
5.647s, 2021	--	--	75,286	75,110	70,857	70,692
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	442,000	452,693	1,512,000	1,548,580	1,729,000	1,770,830
MidAmerican Funding, LLC sr. sec.
bond 6.927s, 2029	470,000	509,799	850,000	921,976	970,000	1,052,138
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	215,000	220,375	215,000	220,375	100,000	102,500
Mirant North America, LLC company
guaranty 7 3/8s, 2013	375,000	370,781	410,000	405,388	290,000	286,738
National Fuel Gas Co. notes
5 1/4s, 2013	238,000	247,963	687,000	715,759	100,000	104,186
Nevada Power Co. mtge. sec. notes
7 1/8s, 2019	115,000	129,275	265,000	297,895	315,000	354,102
NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s,
2016	65,000	80,092	60,000	73,931	40,000	49,287
NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes
7 7/8s, 2010	260,000	272,574	570,000	597,565	715,000	749,577
Northwestern Corp. sec. notes
5 7/8s, 2014	--	--	463,000	480,263	979,000	1,015,502
NRG Energy, Inc. company guaranty
7 3/8s, 2017	100,000	100,250	110,000	110,275	55,000	55,138
NRG Energy, Inc. sr. notes 7 3/8s,
2016	945,000	946,181	894,000	895,118	462,000	462,578
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	417,000	435,362	650,000	678,622	153,000	159,737
Pacific Gas & Electric Co. sr.
notes 8 1/4s, 2018	--	--	--	--	490,000	598,706
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	--	--	456,000	461,218	985,000	996,270
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	--	--	103,897	105,922	89,809	91,560
PSEG Power, LLC 144A company
guaranty sr. unsec. notes 5.32s,
2016	144,000	148,157	185,000	190,341	90,000	92,598
Public Service Co. of Colorado 1st
mtge. sec. bonds 5 1/8s, 2019	105,000	109,222	235,000	244,449	295,000	306,861
Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	--	--	629,000	554,011	1,107,000	975,023
Sierra Pacific Resources sr.
unsec. notes 8 5/8s, 2014	200,000	207,250	185,000	191,706	125,000	129,531
Southern Natural Gas Co. 144A
notes 5.9s, 2017	--	--	155,000	157,877	130,000	132,413
Spectra Energy Capital, LLC sr.
notes 8s, 2019	--	--	250,000	293,852	215,000	252,713
Spectra Energy Capital, LLC sr.
unsec. unsub. notes 5.668s, 2014	1,645,000	1,780,607	--	--	--	--
TAQA Abu Dhabi National Energy sr.
unsec. notes 7 1/4s, 2018 (United
Arab Emirates)	440,000	450,212	690,000	706,015	445,000	455,328
Teco Energy, Inc. sr. notes FRN
2.281s, 2010	--	--	--	--	130,000	130,338
Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes
Ser. *, 7.2s, 2011	270,000	281,873	610,000	636,824	430,000	448,909
Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes
Ser. *, 6 3/4s, 2015	10,000	10,739	10,000	10,739	5,000	5,369
Texas Competitive Electric
Holdings Co., LLC company guaranty
sr. unsec. notes zero %, 2016
(United Kingdom) (PIK)	155,000	109,275	160,000	112,800	110,000	77,550
Texas Competitive Electric
Holdings Co., LLC company guaranty
sr. unsec. notes Ser. B, 10 1/4s,
2015 (United Kingdom)	60,000	48,600	60,000	48,600	40,000	32,400
TransAlta Corp. sr. unsec. notes
5 3/4s, 2013 (Canada)	--	--	140,000	147,580	150,000	158,121
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	--	--	180,000	168,888	155,000	145,431
Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	150,762	320,000	344,599	365,000	393,058
West Penn Power Co. 144A 1st mtge.
5.95s, 2017	--	--	75,000	76,503	45,000	45,902
		16,935,086		23,931,033		25,131,390

Total corporate bonds and notes
(cost $152,124,593, $191,083,757
and $171,203,644)		$156,429,767		$199,457,775		$186,643,082

MORTGAGE-BACKED SECURITIES(a)	Growth 7.0%	Balanced 12.7%		Conservative 16.6%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	$--	$--	$326,151	$356,716	$363,409	$397,465
FRB Ser. 97-D5, Class A5, 6.999s,
2043	150,000	145,581	234,000	227,106	247,000	239,723
Banc of America Alternative Loan
Trust Ser. 06-7, Class A2, 5.707s,
2036	2,880,000	2,069,280	--	--	--	--
Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3, 6.129s, 2014	5,700,000	5,605,092	--	--	--	--
FRB Ser. 07-3, Class A2, 5.658s,
2049	255,000	259,278	--	--	--	--
Ser. 07-2, Class A2, 5.634s, 2049	960,000	966,645	479,000	482,316	434,000	437,004
FRB Ser. 07-3, Class A3, 5.627s,
2049	167,000	161,331	748,000	722,606	--	--
Ser. 07-5, Class A3, 5.62s, 2051	578,000	560,978	--	--	--	--
Ser. 06-4, Class A2, 5.522s, 2046	620,000	631,791	3,157,000	3,217,040	2,319,000	2,363,103
Ser. 04-3, Class A5, 5.398s, 2039	230,000	234,544	920,000	938,174	930,000	948,372
Ser. 06-5, Class A2, 5.317s, 2047	--	--	--	--	1,847,000	1,867,634
Ser. 05-6, Class A2, 5.165s, 2047	1,742,000	1,752,993	304,000	305,918	371,000	373,341
Ser. 07-5, Class XW, IO, 0.434s,
2051	4,462,626	91,038	20,463,594	417,457	18,271,843	372,746
Ser. 07-1, Class XW, IO, 0.287s,
2049	1,805,582	23,724	9,817,052	128,990	5,024,142	66,014
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s,
2035	2,413,943	32,377	3,593,338	48,196	2,136,064	28,650
Ser. 04-4, Class XC, IO, 0.298s,
2042	3,314,162	49,703	9,407,020	141,077	7,414,997	111,203
Ser. 04-5, Class XC, IO, 0.222s,
2041	4,600,850	57,273	11,167,761	139,021	11,554,137	143,831
Ser. 06-5, Class XC, IO, 0.134s,
2016	3,258,345	44,763	34,922,370	479,767	29,730,675	408,443
Ser. 05-1, Class XW, IO, 0.097s,
2042	17,764,702	17,765	--	--	22,295,046	22,295
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.851s, 2036	3,651,826	2,063,282	1,636,759	924,769	1,436,024	811,354
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.183s,
2018	25,000	15,000	70,000	42,000	73,000	43,800
FRB Ser. 04-BBA4, Class G, 0.933s,
2018	--	--	94,000	61,100	98,000	63,700
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.233s,
2022	190,000	86,062	186,000	84,250	187,000	84,703
FRB Ser. 05-MIB1, Class J, 1.283s,
2022 (F)	100,000	41,009	409,000	167,726	343,000	140,660
Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	--	--	112	112	115	115
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	--	--	3,419,674	273,574	2,883,262	230,661
Ser. 04-3, IO, 2.87s, 2035	221,620	8,599	564,681	21,910	555,693	21,561
Ser. 07-1, Class S, IO, 2.473s,
2037	1,072,129	70,010	6,683,826	436,454	3,094,300	202,058
Ser. 06-4A, IO, 2.331s, 2036	303,722	24,450	882,840	71,069	1,044,931	84,117
Ser. 05-3A, IO, 2.15s, 2035	934,277	49,423	3,010,018	159,230	2,718,850	143,827
Ser. 05-1A, IO, 2.15s, 2035	309,629	13,314	861,777	37,056	823,362	35,405
Ser. 06-2A, IO, 1.798s, 2036	115,760	6,760	555,108	32,418	528,029	30,837
FRB Ser. 05-1A, Class A1, 0.531s,
2035	25,677	16,947	196,857	129,926	145,503	96,032
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s,
2036	1,968,092	1,308,781	2,610,148	1,735,748	--	--

FRB Ser. 05-10, 5.672s, 2036	--	--	--	--	2,330,794	1,434,604
FRB Ser. 05-7, Class 23A1, 5.602s,
2035	2,428,805	1,511,385	1,037,841	645,822	--	--
Ser. 04-9, Class 1A1, 4.302s, 2034	13,226	8,602	25,371	16,500	23,145	15,053
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 05-AC8, Class A1, 0.561s,
2035	--	--	--	--	2,981,349	1,729,183
FRB Ser. 06-2, Class A1, 0.361s,
2036	38,732	38,385	--	--	--	--
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.182s,
2032	--	--	189,000	143,372	124,000	94,064
Ser. 07-PW17, Class A3, 5.736s,
2050	1,999,000	1,934,352	--	--	7,002,000	6,775,555
Ser. 07-PW18, Class A2, 5.613s,
2050	656,000	655,658	--	--	--	--
Ser. 05-PWR9, Class A2, 4.735s,
2042	--	--	626,000	625,931	860,000	859,905
Ser. 05-PWR9, Class X1, IO,
0.196s, 2042	--	--	8,621,408	58,108	12,986,014	87,526
Ser. 04-PR3I, Class X1, IO,
0.174s, 2041	384,506	5,460	2,575,986	36,579	4,185,547	59,435
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.687s, 2038	3,142,310	99,925	8,623,721	274,234	7,901,812	251,278
Ser. 06-PW14, Class X1, IO,
0.109s, 2038	3,379,354	46,669	9,273,145	128,062	8,498,342	117,362
Ser. 07-PW18, Class X1, IO,
0.095s, 2050	1,057,771	7,613	6,594,695	47,466	4,431,524	31,896
Ser. 07-PW15, Class X1, IO,
0.088s, 2044 (F)	6,129,720	61,196	29,084,321	290,364	19,774,692	197,421
Ser. 05-PW10, Class X1, IO,
0.057s, 2040	11,158,402	18,077	--	--	--	--
Bear Stearns Small Balance
Commercial Trust 144A Ser. 06-1A,
Class AIO, IO, 1s, 2034	--	--	1,072,400	5,576	1,117,600	5,812
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	8,518	8,723	100,514	102,929	98,810	101,185
Chase Commercial Mortgage
Securities Corp. 144A Ser. 98-1,
Class F, 6.56s, 2030	--	--	--	--	896,000	941,415
Citigroup FRB Ser. 07-AR5,
Class 1A2A, 5.595s, 2037	--	--	--	--	4,563,298	2,891,812
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.092s, 2014	2,270,000	2,198,136	2,995,000	2,900,184	--	--
Ser. 08-C7, Class A2A, 6.034s, 2049	1,230,000	1,238,244	1,630,000	1,640,925	--	--
Citigroup Commercial Mortgage
Trust 144A Ser. 06-C5, Class XC,
IO, 0.108s, 2049	6,525,755	61,342	36,685,191	344,841	39,694,665	373,130
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.185s, 2036	1,240,492	695,166	1,658,329	929,320	--	--
FRB Ser. 05-10, Class 1A5A, 5.73s,
2035	85,228	57,955	871,528	592,639	345,312	234,812
FRB Ser. 07-6, Class 1A3A, 5.7s,
2046	--	--	--	--	1,506,499	783,380
FRB Ser. 06-AR7, Class 2A2A,
5.581s, 2036	3,479,859	2,122,714	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 07-CD4,
Class A2B, 5.205s, 2049	654,000	668,183	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s,
2049	3,331,415	47,306	9,988,282	141,834	7,928,392	112,583
Ser. 07-CD4, Class XC, IO, 0.087s,
2049	11,142,496	72,426	33,402,637	217,117	26,513,138	172,335
Ser. 06-CD2, Class X, IO, 0.086s,
2046	2,453,998	7,773	16,208,556	51,338	17,786,337	56,335
Ser. 07-CD5, Class XS, IO, 0.077s,
2044	--	--	3,207,617	21,346	--	--
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	96,227	87,566	358,879	326,580	225,581	205,279
Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, IO, 0.967s, 2017	404,748	11,316	1,528,172	42,724	992,621	27,751
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	417,904	404,000	406,827
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,356,381	2,607,000	2,581,085	2,247,000	2,224,663
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.019s,
2017	166,000	145,004	842,000	735,504	618,000	539,835
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	66,000	42,881	197,000	127,994	218,000	141,639
Ser. 06-CN2A, Class J, 5.57s, 2019	53,000	29,150	158,000	86,900	174,000	95,700
FRB Ser. 01-J2A, Class A2F,
0.733s, 2034	118,000	108,907	326,000	300,878	314,000	289,803
Ser. 03-LB1A, Class X1, IO,
0.489s, 2038	843,412	31,117	1,793,094	66,154	1,938,161	71,507
Ser. 05-LP5, Class XC, IO, 0.251s,
2043	4,617,899	41,529	10,286,262	92,505	10,006,818	89,992
Ser. 06-C8, Class XS, IO, 0.085s,
2046	10,424,313	99,628	28,199,343	269,510	25,691,186	245,539
Ser. 05-C6, Class XC, IO, 0.064s,
2044	7,968,929	38,077	23,360,934	111,623	11,733,161	56,063
Countrywide Alternative Loan Trust
Ser. 06-36T2, Class 2A1, 6 1/4s,
2036	--	--	--	--	3,654,630	2,278,210
Ser. 06-45T1, Class 2A2, 6s, 2037	3,375,968	2,224,974	--	--	--	--
Ser. 06-J8, Class A4, 6s, 2037	2,867,845	1,634,672	1,206,991	687,985	--	--
FRB Ser. 07-HY4, Class 3A1,
5.787s, 2047	--	--	--	--	8,315,544	4,583,528
Ser. 07-HY5R, Class 2A1A, 5.544s,
2047	1,101,554	945,572	565,571	485,485	530,862	455,692
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.626s, 2035	3,593,411	2,479,453	725,522	500,610	--	--
FRB Ser. 06-HYB1, Class 1A1, 5.3s,
2036	--	--	671,018	390,821	1,477,966	860,813
FRB Ser. 06-HYB1, Class 2A1,
5.238s, 2036	621,864	453,961	3,241,162	2,366,048	4,238,747	3,094,286
FRB Ser. 05-HYB4, Class 2A1,
4.856s, 2035	--	--	1,643,199	1,215,967	2,060,475	1,524,751
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	86,940	82,919	--	--	162,674	155,151
IFB Ser. 05-R1, Class 1AS, IO,
5.658s, 2035	201,550	22,926	1,441,064	163,921	1,437,089	163,469
Ser. 06-R1, Class AS, IO, 5.636s,
2036	98,702	10,857	1,110,893	122,198	1,216,011	133,761
Ser. 05-R3, Class AS, IO, 5.569s,
2035	496,008	55,181	2,422,741	269,530	1,903,007	211,710
FRB Ser. 06-R2, Class AS, IO,
5.484s, 2036	659,853	66,810	2,727,090	276,118	2,438,440	246,892
IFB Ser. 05-R2, Class 1AS, IO,
5.312s, 2035	192,909	20,497	1,248,855	132,691	1,150,863	122,279
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.216s,
2041	105,000	105,962	--	--	--	--
Ser. 07-3, Class 1A1A, 5.837s, 2037	135,901	86,977	1,366,217	874,379	524,042	335,387
FRB Ser. 07-C4, Class A2, 5.809s,
2039	587,000	592,203	2,631,000	2,654,321	2,064,000	2,082,295
Ser. 07-C2, Class A2, 5.448s, 2049	249,000	251,210	--	--	--	--
Ser. 06-C5, Class AX, IO, 0.118s,
2039	6,694,893	96,741	18,113,262	261,737	16,505,418	238,503
Credit Suisse Mortgage Capital
Certificates 144A
FRB Ser. 06-TFLA, Class K, 1.433s,
2021	50,000	15,000	--	--	484,000	145,200
Ser. 06-C4, Class AX, IO, 0.132s,
2039	6,284,981	78,716	29,038,533	363,693	24,269,730	303,966
Ser. 07-C2, Class AX, IO, 0.111s,
2049	17,256,752	112,583	47,445,884	309,537	37,476,884	244,499
Ser. 07-C1, Class AX, IO, 0.085s,
2040	7,564,126	56,436	36,347,847	271,191	24,670,628	184,068
CRESI Finance Limited Partnership
144A FRB Ser. 06-A, Class C,
0.831s, 2017	--	--	155,000	82,150	161,000	85,330
Criimi Mae Commercial Mortgage
Trust 144A Ser. 98-C1, Class B,
7s, 2033	487,855	478,098	--	--	--	--
CS First Boston Mortgage
Securities Corp. Ser. 04-C2,

Class A2, 5.416s, 2036	260,000	257,486	1,050,000	1,039,849	1,050,000	1,039,849
CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	269,561	--	--	--	--
Ser. 02-CP3, Class AX, IO, 1.414s,
2035	1,169,250	35,260	7,971,179	240,380	5,757,332	173,619
FRB Ser. 05-TFLA, Class J, 1.183s,
2020	--	--	67,000	60,970	65,500	59,605
FRB Ser. 04-TF2A, Class J, 1.183s,
2016	153,000	122,400	310,000	248,000	349,000	279,200
FRB Ser. 05-TF2A, Class J, 1.133s,
2020	24,658	20,959	83,244	70,758	83,615	71,073
FRB Ser. 04-TF2A, Class H, 0.933s,
2019	100,000	88,000	132,000	116,160	128,000	112,640
Ser. 01-CK1, Class AY, IO, 0.776s,
2035	4,133,889	16,794	11,450,231	46,515	11,018,209	44,760
Ser. 03-C3, Class AX, IO, 0.719s,
2038	5,081,789	204,568	9,849,320	396,486	11,392,359	458,602
Ser. 04-C4, Class AX, IO, 0.445s,
2039	572,496	12,769	3,835,560	85,548	3,031,147	67,606
CWCapital Cobalt
FRB Ser. 07-C3, Class A3, 5.82s,
2046	394,000	382,611	--	--	--	--
Ser. 07-C2, Class A2, 5.334s, 2047	1,147,000	1,153,148	2,629,000	2,643,091	897,000	901,808
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.636s, 2031	432,799	10,018	1,677,225	38,823	1,255,930	29,071
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	8,212	8,233	99,381	99,634	97,486	97,735
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	325,080	332,000	285,520
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	575,196	551,000	555,049
Fannie Mae
IFB Ser. 07-75, Class JS, 50.51s,
2037	127,970	217,695	--	--	225,867	384,232
IFB Ser. 06-62, Class PS, 38.513s,
2036	143,868	236,880	274,308	451,651	223,155	367,427
IFB Ser. 07-30, Class FS, 28.756s,
2037	134,835	187,198	447,310	621,022	343,865	477,405
IFB Ser. 06-49, Class SE, 28.075s,
2036	219,587	310,744	620,158	877,605	537,260	760,293
IFB Ser. 05-25, Class PS, 27.143s,
2035	86,828	121,345	--	--	63,378	88,573
IFB Ser. 06-30, Class HK, 25.675s,
2036	142,020	189,279	--	--	--	--
IFB Ser. 06-115, Class ES,
25.635s, 2036	--	--	560,635	770,937	431,152	592,883
IFB Ser. 06-8, Class HP, 23.719s,
2036	132,502	179,761	--	--	415,692	563,955
IFB Ser. 05-99, Class SA, 23.719s,
2035	57,642	76,528	277,259	368,099	278,412	369,630
IFB Ser. 05-74, Class DM, 23.535s,
2035	117,778	153,144	242,036	314,711	243,214	316,242
IFB Ser. 05-45, Class DC, 23.462s,
2035	115,150	157,477	403,025	551,170	287,875	393,693
IFB Ser. 06-46, Class SK, 23.352s,
2036	183,437	246,523	--	--	--	--
IFB Ser. 05-95, Class OP, 19.641s,
2035	--	--	189,081	239,701	189,914	240,757
IFB Ser. 05-106, Class JC,
19.407s, 2035	--	--	139,402	173,832	132,620	165,375
IFB Ser. 05-83, Class QP, 16.793s,
2034	--	--	100,807	121,971	100,807	121,971
FRB Ser. 03-W6, Class PT1,
10.223s, 2042	25,507	29,652	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	24,136	28,058	--	--	--	--
Ser. 02-T1, Class A4, 9 1/2s, 2031	3,113	3,619	--	--	--	--
Ser. 04-T3, Class PT1, 8.883s, 2044	25,487	29,374	--	--	80,562	92,848
IFB Ser. 03-44, Class SI, IO,
7.769s, 2033	597,822	106,869	1,855,535	331,703	1,764,065	315,351
IFB Ser. 06-90, Class SE, IO,
7.569s, 2036	140,169	24,414	509,541	88,749	741,752	129,195
Ser. 02-26, Class A2, 7 1/2s, 2048	61,782	69,659	--	--	--	--
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	49,077	55,334	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	88,293	99,551	--	--	680,736	767,530
Ser. 02-T19, Class A3, 7 1/2s, 2042	18,175	20,492	--	--	--	--
Ser. 02-T12, Class A3, 7 1/2s, 2042	14,302	16,125	--	--	--	--
Ser. 02-14, Class A2, 7 1/2s, 2042	92,022	103,755	--	--	--	--
Ser. 02-T4, Class A3, 7 1/2s, 2041	35,470	39,992	--	--	320,822	361,727
Ser. 01-T12, Class A2, 7 1/2s, 2041	36,598	41,264	--	--	--	--
Ser. 01-T3, Class A1, 7 1/2s, 2040	9,926	11,192	--	--	26,140	29,472
Ser. 01-T1, Class A1, 7 1/2s, 2040	9,750	10,993	--	--	68,699	77,458
Ser. 99-T2, Class A1, 7 1/2s, 2039	73,569	82,466	--	--	15,787	17,697
Ser. 02-33, Class A2, 7 1/2s, 2032	20,812	23,465	--	--	--	--
Ser. 01-T4, Class A1, 7 1/2s, 2028	14,626	16,491	--	--	--	--
IFB Ser. 04-51, Class XP, IO,
7.469s, 2034	6,794,560	1,063,173	8,517,784	1,332,813	9,830,745	1,538,258
IFB Ser. 03-W6, Class 5S, IO,
7.369s, 2042	1,390,874	215,585	3,668,342	568,593	3,765,582	583,665
IFB Ser. 04-17, Class ST, IO,
7.369s, 2034	360,390	66,416	--	--	--	--
IFB Ser. 08-7, Class SA, IO,
7.319s, 2038	450,792	74,465	--	--	--	--
Ser. 02-26, Class A1, 7s, 2048	35,075	38,961	--	--	--	--
Ser. 04-W12, Class 1A3, 7s, 2044	129,962	144,359	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	36,576	40,628	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	52,122	57,896	--	--	--	--
Ser. 02-14, Class A1, 7s, 2042	124,166	137,921	--	--	--	--
Ser. 01-W3, Class A, 7s, 2041	50,768	56,392	--	--	61,915	68,774
Ser. 05-W4, Class 1A3, 7s, 2035	99,760	110,812	--	--	303,738	337,386
IFB Ser. 05-52, Class DC, IO,
6.969s, 2035	288,817	43,794	641,753	97,310	667,855	101,268
IFB Ser. 06-79, Class DI, IO,
6.919s, 2036	296,686	42,283	1,769,865	252,237	1,675,668	238,812
IFB Ser. 06-60, Class SI, IO,
6.919s, 2036	703,306	105,824	1,809,733	272,305	1,636,247	246,201
IFB Ser. 04-89, Class EI, IO,
6.919s, 2034	504,955	68,804	--	--	--	--
IFB Ser. 04-24, Class CS, IO,
6.919s, 2034	196,597	29,132	--	--	850,993	126,101
IFB Ser. 04-60, Class SW, IO,
6.819s, 2034	353,611	55,102	1,231,025	191,825	1,180,209	183,906
IFB Ser. 05-65, Class KI, IO,
6.769s, 2035	550,582	80,220	812,682	118,408	1,015,167	147,910
IFB Ser. 08-41, Class S, IO,
6.569s, 2036	1,774,482	240,026	320,587	43,364	282,551	38,219
IFB Ser. 05-48, Class SM, IO,
6.569s, 2034	202,345	27,090	836,184	111,948	747,888	100,127
IFB Ser. 07-54, Class CI, IO,
6.529s, 2037	92,026	13,336	869,460	125,996	698,660	101,245
IFB Ser. 07-30, Class WI, IO,
6.529s, 2037	563,222	72,282	--	--	--	--
IFB Ser. 08-34, Class SM, IO,
6.519s, 2038	650,697	82,964	2,018,614	257,373	1,919,213	244,700
IFB Ser. 07-58, Class SP, IO,
6.519s, 2037	--	--	1,024,750	138,140	814,423	109,787
IFB Ser. 07-28, Class SE, IO,
6.519s, 2037	300,331	43,012	876,025	125,460	686,980	98,386
IFB Ser. 07-24, Class SD, IO,
6.519s, 2037	195,704	26,142	808,282	107,970	722,494	96,511
IFB Ser. 05-90, Class GS, IO,
6.519s, 2035	--	--	--	--	114,676	16,182
IFB Ser. 05-12, Class SC, IO,
6.519s, 2035	382,738	57,737	842,468	127,089	728,786	109,940
IFB Ser. 05-17, Class ES, IO,
6.519s, 2035	144,588	18,340	513,765	65,169	493,395	62,585
IFB Ser. 07-30, Class IE, IO,
6.509s, 2037	431,447	72,974	2,121,283	358,791	1,780,502	301,152
IFB Ser. 06-123, Class CI, IO,
6.509s, 2037	660,744	91,494	1,915,490	265,240	1,508,365	208,865
IFB Ser. 05-82, Class SY, IO,
6.499s, 2035	311,770	38,666	1,062,562	131,779	1,022,889	126,859
IFB Ser. 05-45, Class EW, IO,
6.489s, 2035	387,461	52,479	1,956,472	264,993	1,979,790	268,152
IFB Ser. 05-45, Class SR, IO,
6.489s, 2035	405,486	52,739	1,411,610	183,598	1,353,340	176,020
IFB Ser. 06-126, Class CS, IO,
6.469s, 2037	272,111	35,770	371,614	48,850	347,246	45,647
IFB Ser. 06-31, Class SX, IO,
6.469s, 2036	353,305	52,072	2,211,589	325,955	2,093,613	308,567
IFB Ser. 06-33, Class JS, IO,
6.469s, 2036	263,344	34,645	1,084,936	142,732	951,292	125,150
IFB Ser. 06-36, Class SP, IO,
6.469s, 2036	268,647	31,161	2,230,259	258,696	1,177,451	136,577
IFB Ser. 06-23, Class SP, IO,
6.469s, 2036	--	--	553,857	80,060	610,913	88,308
IFB Ser. 06-16, Class SM, IO,

6.469s, 2036	338,752	48,743	787,171	113,267	612,921	88,194
IFB Ser. 05-95, Class CI, IO,
6.469s, 2035	206,881	31,949	668,915	103,302	672,049	103,786
IFB Ser. 05-84, Class SG, IO,
6.469s, 2035	331,005	46,252	1,058,361	147,886	1,061,574	148,335
IFB Ser. 05-57, Class NI, IO,
6.469s, 2035	147,710	20,353	377,667	52,040	317,241	43,713
IFB Ser. 06-3, Class SB, IO,
6.469s, 2035	1,186,015	183,675	3,009,417	466,061	2,969,580	459,892
IFB Ser. 05-23, Class SG, IO,
6.469s, 2035	217,046	30,375	771,668	107,994	741,189	103,729
IFB Ser. 05-29, Class SX, IO,
6.469s, 2035	597,579	78,292	123,453	16,174	98,845	12,950
IFB Ser. 05-29, Class SY, IO,
6.469s, 2035	688,050	93,944	--	--	--	--
IFB Ser. 05-17, Class SA, IO,
6.469s, 2035	623,765	92,699	701,737	104,286	673,914	100,152
IFB Ser. 05-17, Class SE, IO,
6.469s, 2035	217,248	29,400	771,949	104,467	741,343	100,325
IFB Ser. 05-57, Class DI, IO,
6.469s, 2035	462,510	57,235	--	--	2,013,192	249,128
IFB Ser. 05-104, Class SI, IO,
6.469s, 2033	1,169,083	155,839	--	--	--	--
IFB Ser. 05-83, Class QI, IO,
6.459s, 2035	--	--	185,159	25,396	186,606	25,595
IFB Ser. 06-128, Class GS, IO,
6.449s, 2037	101,571	14,403	953,152	135,164	766,154	108,646
IFB Ser. 05-73, Class SD, IO,
6.449s, 2035	--	--	92,752	15,614	99,251	16,707
IFB Ser. 06-114, Class IS, IO,
6.419s, 2036	151,578	19,523	775,573	99,893	653,679	84,193
IFB Ser. 06-116, Class LS, IO,
6.419s, 2036	516,163	71,629	--	--	--	--
IFB Ser. 06-51, Class SP, IO,
6.419s, 2036	--	--	5,226,365	756,229	2,002,322	289,726
IFB Ser. 06-115, Class GI, IO,
6.409s, 2036	--	--	847,723	147,418	699,819	121,698
IFB Ser. 06-115, Class IE, IO,
6.409s, 2036	244,503	32,384	630,198	83,469	528,953	70,060
IFB Ser. 06-104, Class IM, IO,
6.389s, 2036	82,732	9,434	277,004	31,588	351,610	40,095
IFB Ser. 06-109, Class SH, IO,
6.389s, 2036	348,592	54,120	1,023,041	158,830	803,277	124,711
IFB Ser. 06-111, Class SA, IO,
6.389s, 2036	2,716,876	379,831	--	--	--	--
IFB Ser. 06-104, Class IC, IO,
6.369s, 2036	529,658	79,034	--	--	2,721,895	406,151
IFB Ser. 06-103, Class SB, IO,
6.369s, 2036	1,610,230	209,977	1,369,976	178,648	1,058,750	138,063
IFB Ser. 06-43, Class SI, IO,
6.369s, 2036	496,145	63,938	2,311,188	297,844	1,995,799	257,200
IFB Ser. 06-8, Class JH, IO,
6.369s, 2036	560,581	79,151	2,880,126	406,658	2,424,470	342,322
IFB Ser. 06-8, Class PS, IO,
6.369s, 2036	202,688	34,708	--	--	--	--
IFB Ser. 09-12, Class CI, IO,
6.369s, 2036	643,634	95,354	--	--	2,099,517	311,042
IFB Ser. 05-122, Class SG, IO,
6.369s, 2035	82,691	11,054	803,102	107,353	625,192	83,571
IFB Ser. 05-122, Class SW, IO,
6.369s, 2035	312,749	41,776	822,640	109,887	690,604	92,250
IFB Ser. 06-45, Class XS, IO,
6.369s, 2034	322,906	42,708	--	--	--	--
IFB Ser. 06-92, Class JI, IO,
6.349s, 2036	215,248	28,802	542,706	72,618	705,024	94,337
IFB Ser. 06-96, Class ES, IO,
6.349s, 2036	193,776	23,485	1,171,437	141,976	893,629	108,306
IFB Ser. 06-99, Class AS, IO,
6.349s, 2036	296,406	38,055	758,433	97,373	949,684	121,927
IFB Ser. 06-60, Class YI, IO,
6.339s, 2036	354,946	57,935	775,928	126,648	698,635	114,032
IFB Ser. 06-95, Class SH, IO,
6.319s, 2036	2,014,273	244,895	2,738,559	332,954	--	--
IFB Ser. 06-86, Class SB, IO,
6.319s, 2036	503,844	73,550	2,459,546	359,037	1,931,967	282,023
IFB Ser. 09-12, Class AI, IO,
6.269s, 2037	--	--	3,449,869	466,404	2,868,969	387,869
IFB Ser. 07-15, Class NI, IO,
6.269s, 2022	114,321	12,687	1,429,017	158,585	1,086,053	120,525
IFB Ser. 07-109, Class XI, IO,
6.219s, 2037	163,306	20,933	734,880	94,200	653,226	83,733
IFB Ser. 06-79, Class SH, IO,
6.219s, 2036	796,862	115,990	--	--	--	--
IFB Ser. 07-30, Class LI, IO,
6.209s, 2037	1,062,008	135,821	3,106,127	397,246	2,406,842	307,813
IFB Ser. 07-30, Class OI, IO,
6.209s, 2037	1,777,113	244,085	4,374,651	600,854	3,363,744	462,007
IFB Ser. 07-89, Class SA, IO,
6.199s, 2037	737,206	86,990	2,288,769	270,075	2,176,012	256,769
IFB Ser. 07-44, Class SB, IO,
6.199s, 2037	1,002,841	139,828	--	--	--	--
IFB Ser. 06-82, Class SI, IO,
6.199s, 2036	6,681,442	853,061	--	--	--	--
IFB Ser. 07-54, Class IA, IO,
6.179s, 2037	184,235	24,516	904,360	120,344	758,142	100,887
IFB Ser. 07-54, Class IB, IO,
6.179s, 2037	184,235	24,516	904,360	120,344	758,142	100,887
IFB Ser. 07-54, Class IC, IO,
6.179s, 2037	184,235	24,516	904,360	120,344	758,142	100,887
IFB Ser. 07-54, Class ID, IO,
6.179s, 2037	184,235	24,516	904,360	120,344	758,142	100,887
IFB Ser. 07-54, Class IF, IO,
6.179s, 2037	273,428	34,764	1,345,939	171,123	1,127,343	143,331
IFB Ser. 07-54, Class UI, IO,
6.179s, 2037	125,025	17,563	1,247,178	175,199	1,020,139	143,306
IFB Ser. 07-15, Class CI, IO,
6.149s, 2037	1,231,201	156,473	3,576,016	454,475	2,815,161	357,778
IFB Ser. 06-115, Class JI, IO,
6.149s, 2036	874,582	113,468	2,532,370	328,549	1,990,652	258,266
IFB Ser. 08-12, Class SC, IO,
6.119s, 2038	1,097,986	133,545	--	--	--	--
IFB Ser. 09-43, Class SB, IO,
6.099s, 2039	112,034	15,583	105,499	14,674	112,968	15,713
IFB Ser. 06-123, Class LI, IO,
6.089s, 2037	594,002	73,634	1,721,938	213,455	1,354,859	167,951
IFB Ser. 07-81, Class IS, IO,
6.069s, 2037	4,472,373	546,090	10,485,936	1,280,365	1,506,759	183,980
IFB Ser. 08-11, Class SC, IO,
6.049s, 2038	211,686	27,606	--	--	--	--
IFB Ser. 07-39, Class AI, IO,
5.889s, 2037	302,454	34,556	1,536,717	175,574	1,293,636	147,801
IFB Ser. 07-32, Class SD, IO,
5.879s, 2037	218,416	26,065	1,081,890	129,108	908,613	108,430
IFB Ser. 07-30, Class UI, IO,
5.869s, 2037	182,498	21,229	895,833	104,207	750,993	87,358
IFB Ser. 07-32, Class SC, IO,
5.869s, 2037	286,854	35,826	1,432,813	178,947	1,202,747	150,214
IFB Ser. 07-1, Class CI, IO,
5.869s, 2037	203,777	25,599	1,003,366	126,046	840,749	105,617
IFB Ser. 05-74, Class NI, IO,
5.849s, 2035	364,036	53,012	--	--	--	--
IFB Ser. 07-3, Class SH, IO,
5.839s, 2037	--	--	804,840	90,765	2,503,948	282,379
IFB Ser. 09-12, Class DI, IO,
5.799s, 2037	388,093	48,780	4,077,635	512,526	3,409,548	428,553
IFB Ser. 05-58, Class IK, IO,
5.769s, 2035	261,856	47,850	906,146	165,583	874,652	159,828
Ser. 06-W3, Class 1AS, IO, 5.756s,
2046	1,114,630	133,756	3,267,369	392,084	3,272,470	392,696
IFB Ser. 07-75, Class ID, IO,
5.639s, 2037	118,184	13,916	1,109,050	130,593	891,467	104,972
Ser. 383, Class 18, IO, 5 1/2s,
2038	701,097	115,780	1,008,763	166,589	--	--
Ser. 383, Class 19, IO, 5 1/2s,
2038	637,922	105,417	917,225	151,572	--	--
Ser. 383, Class 6, IO, 5 1/2s, 2037	539,522	100,570	776,016	144,654	--	--
Ser. 383, Class 7, IO, 5 1/2s, 2037	532,560	86,633	766,174	124,636	--	--
Ser. 383, Class 20, IO, 5 1/2s,
2037	406,604	68,360	585,027	98,357	--	--
IFB Ser. 09-3, Class SE, IO,
5.269s, 2037	359,638	35,530	1,523,729	150,533	1,442,853	142,543
Ser. 385, Class 3, IO, 5s, 2038 (F)	1,474,102	278,948	581,592	110,056	224,672	42,515
Ser. 03-W12, Class 2, IO, 2.216s,
2043	820,877	74,696	1,635,640	148,836	1,345,386	122,424
Ser. 03-W10, Class 3, IO, 1.88s,

2043	248,869	18,447	1,021,804	75,739	797,205	59,091
Ser. 03-W10, Class 1, IO, 1.837s,
2043	720,339	53,683	3,443,336	256,613	5,011,084	373,449
Ser. 03-W8, Class 12, IO, 1.635s,
2042	1,109,136	75,018	3,935,618	266,193	3,030,290	204,959
Ser. 03-W17, Class 12, IO, 1.141s,
2033	--	--	1,307,370	60,332	1,255,145	57,922
Ser. 03-T2, Class 2, IO, 0.809s,
2042	534,241	14,913	5,142,071	143,541	3,656,213	102,063
Ser. 03-W6, Class 51, IO, 0.67s,
2042	352,977	9,490	1,578,895	42,450	1,250,458	33,620
Ser. 01-T12, Class IO, 0.565s, 2041	1,961,014	41,767	983,616	20,950	654,535	13,941
Ser. 03-W2, Class 1, IO, 0.467s,
2042	254,937	3,728	8,951,133	130,889	7,166,572	104,794
Ser. 02-T4, IO, 0.448s, 2041	5,223,678	77,338	5,490,447	81,288	3,471,848	51,402
Ser. 01-50, Class B1, IO, 0.435s,
2041	2,441,908	46,578	1,726,659	32,935	1,155,999	22,050
Ser. 02-T1, Class IO, IO, 0.423s,
2031	899,754	12,651	1,117,264	15,710	709,434	9,975
Ser. 03-W6, Class 3, IO, 0.368s,
2042	498,850	7,326	2,231,116	32,764	1,767,125	25,950
Ser. 03-W6, Class 23, IO, 0.352s,
2042	529,397	7,352	2,367,299	32,875	1,874,863	26,036
Ser. 02-W8, Class 1, IO, 0.35s,
2042	983,728	15,775	--	--	--	--
Ser. 01-79, Class BI, IO, 0.327s,
2045	800,975	11,568	5,458,952	78,837	3,881,648	56,058
Ser. 03-34, Class P1, PO, zero %,
2043	31,155	25,944	--	--	--	--
Ser. 07-64, Class LO, PO, zero %,
2037	--	--	--	--	538,146	476,250
Ser. 07-14, Class KO, PO, zero %,
2037	--	--	188,211	155,846	145,946	120,849
Ser. 06-125, Class OX, PO, zero %,
2037	--	--	59,100	48,182	57,379	46,779
Ser. 06-84, Class OT, PO, zero %,
2036	--	--	52,304	45,306	52,304	45,306
Ser. 06-56, Class XF, zero %, 2036	--	--	60,643	52,177	60,643	52,177
Ser. 06-46, Class OC, PO, zero %,
2036	--	--	64,660	50,467	--	--
Ser. 05-117, Class MO, PO, zero %,
2036	--	--	18,274	17,685	--	--
Ser. 05-50, Class LO, PO, zero %,
2035	29,205	23,870	--	--	--	--
Ser. 04-61, Class JO, PO, zero %,
2032	66,266	58,205	244,003	214,323	179,703	157,845
Ser. 326, Class 1, PO, zero %, 2032	--	--	198,136	164,332	187,113	155,189
Ser. 318, Class 1, PO, zero %, 2032	--	--	75,010	63,431	70,808	59,877
Ser. 04-61, Class CO, PO, zero %,
2031	116,687	110,058	--	--	--	--
Ser. 314, Class 1, PO, zero %, 2031	--	--	357,419	306,368	337,514	289,306
FRB Ser. 07-76, Class SF, zero %,
2037	44,834	44,086	50,214	49,376	--	--
FRB Ser. 06-115, Class SN, zero %,
2036	65,267	78,227	360,275	431,812	307,409	368,448
FRB Ser. 06-104, Class EK, zero %,
2036	29,257	28,156	38,619	37,166	52,955	50,962
FRB Ser. 05-117, Class GF, zero %,
2036	74,082	70,946	82,357	78,871	72,112	69,059
FRB Ser. 05-91, Class EF, zero %,
2035	28,474	27,332	--	--	--	--
FRB Ser. 05-79, Class FE, zero %,
2035	11,060	10,622	--	--	--	--
FRB Ser. 05-65, Class ER, zero %,
2035	47,107	41,756	--	--	--	--
FRB Ser. 06-54, Class CF, zero %,
2035	--	--	--	--	17,446	15,610
FRB Ser. 05-57, Class UL, zero %,
2035	25,650	25,432	88,584	87,830	85,561	84,832
FRB Ser. 05-36, Class QA, zero %,
2035	--	--	46,502	38,317	44,885	36,984
FRB Ser. 05-65, Class CU, zero %,
2034	--	--	26,156	23,396	25,162	22,506
FRB Ser. 06-1, Class HF, zero %,
2032	--	--	16,259	14,116	24,748	21,487
IFB Ser. 06-75, Class FY, zero %,
2036	--	--	81,487	80,258	63,932	62,968
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	13,166	14,610	--	--	33,039	36,663
IFB Ser. T-56, Class 2ASI, IO,
7.869s, 2043	128,007	21,441	574,897	96,295	457,019	76,551
Ser. T-51, Class 2A, 7 1/2s, 2042	84,211	94,395	--	--	215,590	241,663
Ser. T-56, Class A, IO, 0.524s,
2043	469,266	10,009	1,648,363	35,158	1,314,711	28,042
Ser. T-56, Class 1, IO, 0.232s,
2043	567,033	4,858	1,883,457	16,137	1,538,496	13,182
Ser. T-56, Class 3, IO, 0.088s,
2043	426,871	5,020	1,417,657	16,670	1,158,157	13,619
Ser. T-56, Class 2, IO, 0.041s,
2043	518,453	43	1,721,619	142	1,406,431	116
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.227s,
2020	304,211	7,852	1,176,147	30,356	751,676	19,401
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.701s, 2035	332,403	189,470	913,888	520,916	651,211	371,190
First Union National Bank-Bank
of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.691s,
2033	--	--	5,927,759	69,948	5,279,756	62,301
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	506,585	538,000	469,902
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	65,320	185,000	170,200	288,000	264,960
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	--	--	--	--	703,000	583,490
Freddie Mac
IFB Ser. 3182, Class PS, 27.667s,
2032	183,515	261,189	--	--	343,378	488,715
IFB Ser. 3182, Class SP, 27.667s,
2032	194,779	264,223	--	--	--	--
IFB Ser. 3211, Class SI, IO,
26.685s, 2036	166,984	102,830	--	--	--	--
IFB Ser. 3408, Class EK, 24.855s,
2037	--	--	643,592	860,491	560,671	749,624
IFB Ser. 2976, Class KL, 23.529s,
2035	135,078	180,399	431,336	576,056	413,717	552,526
IFB Ser. 2979, Class AS, 23.419s,
2034	--	--	102,247	131,183	102,828	131,928
IFB Ser. 3065, Class DC, 19.161s,
2035	143,931	180,063	--	--	411,433	514,716
IFB Ser. 2990, Class LB, 16.35s,
2034	133,410	157,740	452,688	535,244	433,260	512,272
IFB Ser. 3031, Class BS, 16.142s,
2035	157,388	188,757	--	--	--	--
IFB Ser. 3489, Class SD, IO,
7.567s, 2032	220,477	36,304	912,866	150,314	816,218	134,400
IFB Ser. 2759, Class SG, IO,
7.317s, 2033	411,658	75,688	--	--	--	--
IFB Ser. 2828, Class GI, IO,
7.267s, 2034	196,452	30,778	644,039	100,902	643,307	100,788
IFB Ser. 3184, Class SP, IO,
7.117s, 2033	137,049	17,186	1,292,650	162,102	1,038,511	130,232
IFB Ser. 3110, Class SP, IO,
7.067s, 2035	202,541	35,156	889,360	154,372	979,067	169,943
IFB Ser. 3269, Class KS, IO,
7.017s, 2037	3,613,458	487,817	--	--	--	--
IFB Ser. 3156, Class PS, IO,
7.017s, 2036	201,152	33,709	1,527,318	255,946	1,446,139	242,342
IFB Ser. 2927, Class SI, IO, 7s,
2035	155,628	23,369	553,550	83,119	531,650	79,831
IFB Ser. 3149, Class LS, IO,
6.967s, 2036	1,110,751	202,624	3,224,811	588,272	2,538,536	463,081
IFB Ser. 3119, Class PI, IO,
6.967s, 2036	333,148	60,403	875,847	158,799	735,910	133,427
IFB Ser. 2882, Class NS, IO,
6.967s, 2034	1,623,498	212,706	2,334,868	305,908	--	--
IFB Ser. 2882, Class LS, IO,
6.967s, 2034	171,721	24,155	932,904	131,226	824,164	115,930
IFB Ser. 3149, Class SE, IO,
6.917s, 2036	--	--	903,961	155,583	758,856	130,608
IFB Ser. 3151, Class SI, IO,
6.917s, 2036	1,048,849	179,533	--	--	--	--
IFB Ser. 3157, Class SA, IO,

6.917s, 2036	552,678	94,518	2,267,052	387,707	1,938,397	331,501
IFB Ser. 2921, Class SG, IO,
6.917s, 2035	729,411	109,110	--	--	--	--
IFB Ser. 2779, Class YS, IO,
6.917s, 2033	36,698	4,742	--	--	--	--
IFB Ser. 3203, Class SH, IO,
6.907s, 2036	81,343	12,752	768,528	120,481	617,556	96,814
IFB Ser. 2835, Class AI, IO,
6.867s, 2034	618,015	99,363	1,208,940	194,371	466,521	75,006
IFB Ser. 2815, Class PT, IO,
6.817s, 2032	182,913	23,357	649,946	82,994	624,177	79,704
IFB Ser. 2594, Class SE, IO,
6.817s, 2030	157,735	14,038	--	--	--	--
IFB Ser. 2828, Class TI, IO,
6.817s, 2030	103,649	12,104	315,639	36,859	316,577	36,968
IFB Ser. 3397, Class GS, IO,
6.767s, 2037	144,158	16,168	694,395	77,881	596,936	66,950
IFB Ser. 3249, Class SI, IO,
6.517s, 2036	231,469	32,418	462,938	64,837	385,782	54,031
IFB Ser. 3028, Class ES, IO,
6.517s, 2035	532,709	75,183	--	--	1,062,353	149,934
IFB Ser. 2922, Class SE, IO,
6.517s, 2035	221,674	28,257	771,627	98,358	739,792	94,300
IFB Ser. 3316, Class SA, IO,
6.497s, 2037	1,342,498	189,430	1,824,828	257,488	--	--
IFB Ser. 2981, Class AS, IO,
6.487s, 2035	175,428	20,530	1,076,903	126,026	1,019,779	119,341
IFB Ser. 3287, Class SE, IO,
6.467s, 2037	546,987	83,525	2,262,756	345,523	2,023,047	308,919
IFB Ser. 3122, Class DS, IO,
6.467s, 2036	152,202	21,276	1,153,688	161,271	1,092,807	152,760
IFB Ser. 3123, Class LI, IO,
6.467s, 2036	290,598	46,405	1,197,640	191,249	1,050,183	167,702
IFB Ser. 3107, Class DC, IO,
6.467s, 2035	1,621,075	246,144	1,313,327	199,416	1,151,354	174,822
IFB Ser. 3001, Class IH, IO,
6.467s, 2035	1,384,128	195,400	156,917	22,152	137,794	19,453
IFB Ser. 2924, Class SA, IO,
6.467s, 2035	1,032,491	144,250	--	--	--	--
IFB Ser. 2950, Class SM, IO,
6.467s, 2016	180,337	21,913	1,010,858	122,831	927,073	112,650
IFB Ser. 3256, Class S, IO,
6.457s, 2036	150,996	20,238	1,420,433	190,376	1,141,157	152,945
IFB Ser. 3031, Class BI, IO,
6.457s, 2035	129,760	13,328	364,625	37,450	365,923	37,584
IFB Ser. 3244, Class SB, IO,
6.427s, 2036	271,837	34,209	714,395	89,903	600,145	75,525
IFB Ser. 3249, Class SM, IO,
6.417s, 2036	1,817,454	252,808	1,545,917	215,037	1,194,890	166,209
IFB Ser. 3236, Class IS, IO,
6.417s, 2036	496,095	64,037	1,304,453	168,381	1,094,809	141,320
IFB Ser. 3240, Class SM, IO,
6.417s, 2036	1,812,305	234,087	1,541,538	199,113	1,191,505	153,901
IFB Ser. 3147, Class SD, IO,
6.417s, 2036	690,740	92,063	2,857,176	380,808	2,554,715	340,496
IFB Ser. 3398, Class SI, IO,
6.417s, 2036	--	--	2,425,857	308,370	2,062,061	262,125
IFB Ser. 3067, Class SI, IO,
6.417s, 2035	635,933	97,975	3,253,337	501,226	2,725,825	419,955
IFB Ser. 3128, Class JI, IO,
6.397s, 2036	445,936	59,858	1,220,914	163,882	1,383,579	185,717
IFB Ser. 2990, Class LI, IO,
6.397s, 2034	195,690	29,244	691,858	103,392	662,189	98,958
IFB Ser. 3240, Class S, IO,
6.387s, 2036	955,089	127,397	2,783,582	371,296	2,192,934	292,511
IFB Ser. 3229, Class BI, IO,
6.387s, 2036	68,249	7,919	227,938	26,447	289,560	33,596
IFB Ser. 3065, Class DI, IO,
6.387s, 2035	66,722	9,656	282,234	40,847	283,569	41,040
IFB Ser. 3145, Class GI, IO,
6.367s, 2036	377,940	52,818	1,034,774	144,612	1,172,917	163,918
IFB Ser. 3114, Class GI, IO,
6.367s, 2036	133,216	19,734	377,002	55,848	414,969	61,472
IFB Ser. 3114, Class IP, IO,
6.367s, 2036	1,877,384	242,022	1,170,999	150,959	995,288	128,307
IFB Ser. 3510, Class IB, IO,
6.367s, 2036	--	--	630,199	101,787	691,127	111,628
IFB Ser. 3218, Class AS, IO,
6.347s, 2036	95,965	11,822	915,923	112,837	768,331	94,655
IFB Ser. 3221, Class SI, IO,
6.347s, 2036	376,574	46,813	989,886	123,055	830,901	103,291
IFB Ser. 3153, Class UI, IO,
6.337s, 2036	1,929,828	343,573	429,010	76,378	2,534,732	451,266
IFB Ser. 3153, Class QI, IO,
6.317s, 2036	520,022	83,269	425,795	68,181	--	--
IFB Ser. 3346, Class SC, IO,
6.317s, 2033	16,633,157	2,324,710	12,149,392	1,698,043	7,047,152	984,935
IFB Ser. 3346, Class SB, IO,
6.317s, 2033	7,084,638	990,293	641,189	89,626	1,460,965	204,214
IFB Ser. 3349, Class AS, IO,
6.267s, 2037	--	--	--	--	5,115,262	674,634
IFB Ser. 3510, Class IA, IO,
6.267s, 2037	--	--	1,863,879	232,979	1,616,535	202,062
IFB Ser. 3201, Class SG, IO,
6.267s, 2036	530,404	68,359	1,395,325	179,831	1,171,711	151,012
IFB Ser. 3203, Class SE, IO,
6.267s, 2036	444,804	55,961	1,168,281	146,983	981,309	123,459
IFB Ser. 3238, Class LI, IO,
6.257s, 2036	447,782	57,362	--	--	--	--
IFB Ser. 3171, Class PS, IO,
6.252s, 2036	247,730	30,589	1,189,102	146,827	1,005,074	124,104
IFB Ser. 3171, Class ST, IO,
6.252s, 2036	515,563	63,569	2,125,004	262,013	1,863,532	229,773
IFB Ser. 3510, Class CI, IO,
6.247s, 2037	--	--	3,148,527	408,964	2,617,711	340,016
IFB Ser. 3152, Class SY, IO,
6.247s, 2036	341,980	49,201	954,149	137,274	1,047,476	150,701
IFB Ser. 3510, Class DI, IO,
6.247s, 2035	564,218	74,751	1,076,744	142,653	1,076,744	142,653
IFB Ser. 3181, Class PS, IO,
6.237s, 2036	166,863	24,120	793,883	114,755	671,861	97,117
IFB Ser. 3199, Class S, IO,
6.217s, 2036	221,162	28,936	584,632	76,492	855,078	111,876
IFB Ser. 3284, Class LI, IO,
6.207s, 2037	1,245,734	159,781	3,814,980	489,319	2,967,206	380,581
IFB Ser. 3281, Class AI, IO,
6.197s, 2037	2,384,980	307,100	2,028,276	261,169	1,567,968	201,898
IFB Ser. 3012, Class UI, IO,
6.187s, 2035	78,227	13,176	--	--	--	--
IFB Ser. 3311, Class IA, IO,
6.177s, 2037	255,478	32,987	1,248,522	161,209	1,045,727	135,024
IFB Ser. 3311, Class IB, IO,
6.177s, 2037	255,478	32,987	1,248,522	161,209	1,045,727	135,024
IFB Ser. 3311, Class IC, IO,
6.177s, 2037	255,478	32,987	1,248,522	161,209	1,045,727	135,024
IFB Ser. 3311, Class ID, IO,
6.177s, 2037	255,478	32,987	1,248,522	161,209	1,045,727	135,024
IFB Ser. 3311, Class IE, IO,
6.177s, 2037	255,478	32,987	1,849,688	238,832	1,535,032	198,204
IFB Ser. 3510, Class AS, IO,
6.177s, 2037	361,634	49,904	7,489,401	1,033,507	6,728,606	928,521
IFB Ser. 3240, Class GS, IO,
6.147s, 2036	612,011	76,128	1,764,416	219,477	1,393,303	173,314
IFB Ser. 3257, Class SI, IO,
6.087s, 2036	262,878	30,605	750,326	87,354	589,825	68,668
IFB Ser. 3225, Class EY, IO,
6.057s, 2036	2,108,498	248,435	4,547,842	535,851	4,272,040	503,355
IFB Ser. 3225, Class JY, IO,
6.057s, 2036	1,142,280	140,873	3,264,921	402,651	2,567,915	316,692
IFB Ser. 3339, Class TI, IO,
5.907s, 2037	175,169	20,698	1,651,589	195,155	1,327,012	156,802
IFB Ser. 3284, Class CI, IO,
5.887s, 2037	937,852	111,528	2,736,330	325,399	2,145,650	255,157
IFB Ser. 3303, Class SD, IO,
5.857s, 2037	1,232,653	137,963	2,140,171	239,536	--	--
IFB Ser. 3510, Class IC, IO,
5.847s, 2037	--	--	--	--	2,420,566	287,400
IFB Ser. 3012, Class IG, IO,
5.847s, 2035	311,897	45,370	--	--	--	--
IFB Ser. 3309, Class SG, IO,
5.837s, 2037	715,027	76,436	2,219,910	237,308	2,110,545	225,617
IFB Ser. 2965, Class SA, IO,
5.817s, 2032	184,659	22,069	1,136,336	135,807	1,076,068	128,604
IFB Ser. 3510, Class BI, IO,

5.797s, 2037	--	--	3,364,759	413,044	2,585,242	317,354
IFB Ser. 3397, Class SQ, IO,
5.737s, 2037	637,713	69,498	2,970,807	323,758	2,565,627	279,601
IFB Ser. 3424, Class UI, IO,
5.527s, 2037	673,024	91,201	--	--	--	--
IFB Ser. 248, IO, 5 1/2s, 2037	1,087,582	213,948	--	--	--	--
IFB Ser. 3423, Class GS, IO,
5.417s, 2038	340,582	30,965	--	--	--	--
Ser. 3327, Class IF, IO, zero %,
2037	115,439	5,723	247,370	12,265	202,670	10,048
Ser. 3391, PO, zero %, 2037	--	--	70,466	57,301	70,466	57,301
Ser. 3292, Class DO, PO, zero %,
2037	--	--	128,246	100,500	102,141	80,043
Ser. 3274, Class MO, PO, zero %,
2037	--	--	67,836	53,027	90,901	71,056
Ser. 3300, PO, zero %, 2037	--	--	--	--	362,728	298,627
Ser. 3252, Class LO, PO, zero %,
2036	--	--	275,996	231,339	179,164	150,175
Ser. 3226, Class YI, IO, zero %,
2036 (F)	88,223	731	--	--	--	--
Ser. 3206, Class EO, PO, zero %,
2036	--	--	53,358	42,070	53,358	42,070
Ser. 2858, Class MO, PO, zero %,
2034	--	--	13,044	12,346	9,641	9,126
Ser. 2587, Class CO, PO, zero %,
2032	56,237	51,441	--	--	552,814	505,663
Ser. 201, PO, zero %, 2029	--	--	221,089	182,146	208,751	171,981
Ser. 1208, Class F, PO, zero %,
2022	5,623	4,816	--	--	--	--
FRB Ser. 3349, Class DO, zero %,
2037	--	--	151,123	133,541	127,397	112,575
FRB Ser. 3326, Class XF, zero %,
2037	--	--	93,196	90,259	79,420	76,917
FRB Ser. 3326, Class YF, zero %,
2037	--	--	332,931	374,032	300,466	337,560
FRB Ser. 3263, Class TA, zero %,
2037	--	--	68,676	68,800	55,636	55,736
FRB Ser. 3231, Class X, zero %,
2036	--	--	41,771	41,592	45,316	45,121
FRB Ser. 3147, Class SF, zero %,
2036	--	--	245,480	242,368	183,485	181,159
FRB Ser. 3130, Class JF, zero %,
2036	28,791	27,272	--	--	--	--
FRB Ser. 3117, Class AF, zero %,
2036	--	--	53,306	46,176	--	--
FRB Ser. 3047, Class BD, zero %,
2035	--	--	116,932	99,429	86,045	73,165
FRB Ser. 3326, Class WF, zero %,
2035	167,616	167,251	334,646	333,917	349,298	348,537
FRB Ser. 3036, Class AS, zero %,
2035	--	--	62,885	47,662	--	--
FRB Ser. 3003, Class XF, zero %,
2035	107,652	106,059	383,241	377,570	369,784	364,313
FRB Ser. 3112, Class XM, zero %,
2034	10,024	9,797	--	--	--	--
FRB Ser. 2947, Class GF, zero %,
2034	49,275	43,557	100,958	89,243	74,241	65,626
GE Capital Commercial Mortgage
Corp. 144A
Ser. 05-C2, Class XC, IO, 0.151s,
2043	10,373,311	67,314	18,386,273	119,312	17,680,121	114,730
Ser. 07-C1, Class XC, IO, 0.095s,
2019	25,413,491	132,150	71,043,497	369,426	55,998,211	291,191
Ser. 05-C3, Class XC, IO, 0.089s,
2045	24,714,363	89,797	48,009,729	174,438	48,380,581	175,785
GMAC Commercial Mortgage
Securities, Inc.
Ser. 97-C1, Class X, IO, 1.279s,
2029	323,149	14,897	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.216s,
2043	3,649,386	36,599	15,350,312	153,946	16,672,264	167,203
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	177,302	136,523	155,180	119,488
Ser. 06-C1, Class XC, IO, 0.07s,
2045	19,012,552	89,497	--	--	34,537,708	162,578
Government National Mortgage
Association
IFB Ser. 06-34, Class SA, 38.141s,
2036	--	--	56,731	84,827	53,129	79,441
IFB Ser. 04-2, Class SI, IO,
13.935s, 2034	1,702,277	555,243	3,453,206	1,126,355	3,425,096	1,117,186
Ser. 07-17, Class CI, IO, 7 1/2s,
2037	273,210	46,241	--	--	--	--
IFB Ser. 08-47, Class S, IO,
7.468s, 2038	473,516	63,997	1,020,961	137,985	959,251	129,645
IFB Ser. 05-68, Class PU, IO,
7.067s, 2032	451,043	59,918	--	--	--	--
IFB Ser. 04-59, Class SC, IO,
6.968s, 2034	120,690	17,159	573,974	81,606	486,302	69,141
IFB Ser. 04-26, Class IS, IO,
6.968s, 2034	415,363	29,302	52,219	3,684	39,495	2,786
IFB Ser. 05-68, Class SN, IO,
6.968s, 2034	--	--	233,476	27,970	226,150	27,093
IFB Ser. 07-47, Class SA, IO,
6.868s, 2036	747,292	103,772	--	--	--	--
IFB Ser. 04-96, Class KS, IO,
6.767s, 2034	84,331	12,402	109,630	16,122	106,257	15,626
IFB Ser. 06-16, Class GS, IO,
6.757s, 2036	958,252	116,074	--	--	--	--
IFB Ser. 04-5, Class PS, IO,
6.717s, 2033	457,000	75,165	1,552,000	255,266	1,463,000	240,628
IFB Ser. 07-35, Class NY, IO,
6.668s, 2035	496,263	57,077	78,772	9,060	--	--
IFB Ser. 09-106, Class XN, IO,
6.667s, 2035	185,377	12,487	1,643,363	110,694	1,336,565	90,028
IFB Ser. 07-9, Class BI, IO,
6.587s, 2037	845,088	83,240	--	--	--	--
IFB Ser. 09-66, Class XS, IO,
6.568s, 2039	--	--	--	--	17,329,107	2,005,435
IFB Ser. 09-106, Class XI, IO,
6.567s, 2037	753,270	86,065	651,295	74,414	702,283	80,239
IFB Ser. 07-22, Class S, IO,
6.567s, 2037	314,029	35,742	818,356	93,143	689,142	78,436
IFB Ser. 07-48, Class GS, IO,
6.547s, 2037	843,307	90,128	--	--	--	--
IFB Ser. 07-35, Class PY, IO,
6.518s, 2037	3,707,933	490,367	--	--	--	--
IFB Ser. 09-106, Class XL, IO,
6.517s, 2037	--	--	985,882	109,174	835,167	92,484
IFB Ser. 04-104, Class IS, IO,
6.517s, 2034	75,024	9,007	--	--	41,263	4,954
IFB Ser. 07-53, Class SY, IO,
6.502s, 2037	1,381,304	142,628	375,920	38,816	320,731	33,117
IFB Ser. 07-58, Class PS, IO,
6.467s, 2037	474,809	43,687	366,058	33,681	2,536,105	233,345
IFB Ser. 07-37, Class SU, IO,
6.458s, 2037	--	--	100,035	13,227	73,018	9,654
IFB Ser. 07-37, Class YS, IO,
6.438s, 2037	--	--	132,236	16,125	159,132	19,404
IFB Ser. 07-59, Class PS, IO,
6.437s, 2037	139,928	11,901	671,793	57,135	559,712	47,603
IFB Ser. 07-59, Class SP, IO,
6.437s, 2037	446,308	38,481	3,017,552	260,173	1,142,775	98,530
IFB Ser. 07-68, Class PI, IO,
6.417s, 2037	135,496	13,051	948,477	91,360	745,232	71,783
IFB Ser. 07-16, Class KU, IO,
6.417s, 2037	2,814,612	344,506	2,657,809	325,314	2,321,395	284,137
IFB Ser. 09-106, Class CM, IO,
6.368s, 2034	--	--	--	--	234,758	29,133
IFB Ser. 08-6, Class TI, IO,
6.368s, 2032	135,335	13,468	213,153	21,212	206,386	20,539
IFB Ser. 09-87, Class SK, IO,
6.367s, 2032	732,089	76,287	1,555,102	162,049	1,460,428	152,183
IFB Ser. 07-17, Class AI, IO,
6.318s, 2037	573,503	77,755	3,162,559	428,777	2,632,898	356,966
IFB Ser. 09-13, Class SD, IO,
6.318s, 2033	--	--	1,890,324	174,764	1,890,324	174,764
IFB Ser. 07-78, Class SA, IO,
6.298s, 2037	513,119	51,504	--	--	--	--
IFB Ser. 08-2, Class SM, IO,
6.268s, 2038	1,714,749	167,757	215,781	21,110	163,019	15,949
IFB Ser. 07-9, Class AI, IO,
6.268s, 2037	317,659	32,071	1,213,083	122,475	967,081	97,638
IFB Ser. 09-106, Class LS, IO,

6.267s, 2037	1,644,079	158,721	1,234,492	119,179	942,338	90,974
IFB Ser. 06-26, Class S, IO,
6.267s, 2036	3,565,905	376,884	448,785	47,433	340,165	35,952
IFB Ser. 06-38, Class SW, IO,
6.267s, 2036	1,000,920	93,566	1,553,884	145,257	1,021,611	95,500
IFB Ser. 09-35, Class SP, IO,
6.168s, 2037	781,128	92,983	2,158,989	256,998	2,429,558	289,206
IFB Ser. 09-106, Class KS, IO,
6.167s, 2039	2,787,112	248,015	--	--	--	--
IFB Ser. 09-110, Class CS, IO,
6.158s, 2039	1,185,464	111,964	--	--	--	--
IFB Ser. 05-71, Class SA, IO,
6.128s, 2035	856,948	99,345	101,328	11,747	75,272	8,726
IFB Ser. 05-65, Class SI, IO,
6.117s, 2035	98,441	10,833	633,995	69,770	637,236	70,127
IFB Ser. 05-92, Class SP, IO,
6.067s, 2035	2,255,479	218,192	3,501,352	338,716	2,302,514	222,742
IFB Ser. 06-16, Class SX, IO,
6.057s, 2036	1,169,011	123,121	146,996	15,482	111,290	11,721
IFB Ser. 09-88, Class SJ, IO,
6.018s, 2039	21,244,273	2,393,252	8,535,941	961,608	--	--
IFB Ser. 07-17, Class IC, IO,
6.018s, 2037	609,192	71,131	1,785,132	208,437	1,359,474	158,736
IFB Ser. 05-66, Class S, IO,
6.018s, 2035	1,599,131	204,395	2,482,506	317,305	1,632,547	208,666
IFB Ser. 07-17, Class IB, IO,
6.017s, 2037	119,554	15,111	717,324	90,667	597,770	75,556
IFB Ser. 09-106, Class SD, IO,
6.017s, 2036	1,046,142	109,005	966,335	100,689	3,697,074	385,224
IFB Ser. 09-87, Class SN, IO,
6.017s, 2035	991,761	89,408	--	--	--	--
IFB Ser. 07-25, Class KS, IO,
5.968s, 2037	278,928	28,398	557,088	56,718	406,482	41,384
IFB Ser. 07-21, Class S, IO,
5.968s, 2037	278,028	24,984	1,375,099	123,570	1,157,245	103,993
IFB Ser. 09-106, Class SU, IO,
5.967s, 2037	--	--	4,237,229	394,273	3,601,501	335,119
IFB Ser. 07-7, Class JI, IO,
5.967s, 2037	185,692	20,558	1,766,049	195,521	1,481,585	164,028
IFB Ser. 07-17, Class SI, IO,
5.956s, 2037	--	--	217,947	24,295	211,006	23,521
IFB Ser. 07-31, Class AI, IO,
5.948s, 2037	211,028	27,112	1,020,919	131,163	877,518	112,739
IFB Ser. 07-62, Class S, IO,
5.918s, 2037	704,598	68,687	88,978	8,674	67,290	6,560
IFB Ser. 07-43, Class SC, IO,
5.868s, 2037	98,749	9,380	920,848	87,472	751,078	71,346
IFB Ser. 09-106, Class SL, IO,
5.867s, 2036	1,996,175	217,169	194,180	21,125	281,562	30,632
IFB Ser. 09-87, Class TS, IO,
5.867s, 2035	703,157	79,529	--	--	--	--
IFB Ser. 04-83, Class CS, IO,
5.847s, 2034	42,836	4,756	--	--	113,087	12,556
IFB Ser. 09-106, Class ST, IO,
5.767s, 2038	193,216	19,500	843,388	85,116	986,368	99,545
IFB Ser. 04-41, Class SG, IO,
5.767s, 2034	1,452,623	81,660	182,983	10,287	138,292	7,774
IFB Ser. 09-87, Class WT, IO,
0.188s, 2035	939,106	3,580	--	--	--	--
Ser. 06-36, Class OD, PO, zero %,
2036	--	--	37,552	31,105	27,646	22,900
Ser. 99-31, Class MP, PO, zero %,
2029	8,595	6,852	40,607	32,371	20,303	16,185
FRB Ser. 07-73, Class KI, IO, zero
%, 2037 (F)	--	--	2,925,966	62,675	1,120,893	24,010
FRB Ser. 07-73, Class KM, zero %,
2037	--	--	292,389	284,637	112,297	109,320
FRB Ser. 07-35, Class UF, zero %,
2037	31,082	30,308	64,732	63,119	53,325	51,997
FRB Ser. 06-56, Class YF, zero %,
2036	12,274	12,118	23,565	23,267	17,306	17,087
IFB Ser. 09-106, Class WT, IO,
zero %, 2037	192,342	724	459,698	1,730	542,405	2,042
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	915,000	926,939	--	--	--	--
Ser. 05-GG5, Class A2, 5.117s, 2037	68,000	68,265	657,000	659,562	958,000	961,735
Ser. 05-GG5, Class XC, IO, 0.084s,
2037	12,650,660	36,934	40,295,745	117,643	40,406,235	117,966
Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.403s, 2042	9,218,606	120,626	25,479,046	333,396	21,789,354	285,116
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.805s, 2045	318,000	311,105	1,426,000	1,395,080	1,118,000	1,093,759
Ser. 06-GG6, Class A2, 5.506s, 2038	366,000	370,891	601,000	609,032	--	--
GS Mortgage Securities Corp. II
144A
Ser. 98-C1, Class F, 6s, 2030	--	--	271,783	262,950	273,724	264,828
FRB Ser. 07-EOP, Class J, 1.083s,
2020	130,000	106,757	383,000	314,523	240,000	197,090
Ser. 06-GG8, Class X, IO, 0.666s,
2039	2,171,865	56,477	10,043,513	261,171	8,397,019	218,355
Ser. 04-C1, Class X1, IO, 0.297s,
2028	1,970,078	8,704	2,684,029	11,858	2,684,029	11,858
Ser. 03-C1, Class X1, IO, 0.276s,
2040	5,089,390	100,494	4,185,247	82,641	6,031,570	119,098
Ser. 06-GG6, Class XC, IO, 0.052s,
2038	3,427,221	7,386	34,293,811	73,907	24,778,118	53,399
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s,
2035	26,717	24,312	--	--	52,691	47,949
Ser. 05-RP3, Class 1A3, 8s, 2035	91,551	83,197	--	--	179,647	163,254
Ser. 05-RP3, Class 1A2, 7 1/2s,
2035	70,124	62,936	--	--	137,443	123,355
FRB Ser. 05-RP2, Class 1AF,
0.581s, 2035	--	--	--	--	864,487	699,154
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	58,299	54,910	159,140	149,890	152,444	143,583
Ser. 05-RP2, Class 1A2, 7 1/2s,
2035	64,549	61,160	177,860	168,522	169,791	160,877
Ser. 05-RP1, Class 1A2, 7 1/2s,
2035	77,821	72,179	--	--	--	--
IFB Ser. 04-4, Class 1AS, IO,
5.783s, 2034	2,024,358	237,862	1,251,294	147,027	6,086,461	715,159
GSR Mortgage Loan Trust Ser.
05-AR2, Class 2A1, 4.746s, 2035	131,125	102,278	312,182	243,502	328,047	255,877
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035
(In default) (NON)	--	--	48,565	5	53,330	5
HSI Asset Loan Obligation FRB Ser.
07-AR1, Class 2A1, 6.022s, 2037	2,471,099	1,705,058	3,229,945	2,228,662	1,294,385	893,126
HVB Mortgage Capital Corp. Ser.
03-FL1A, Class K, 3.085s, 2022	118,000	43,660	--	--	--	--
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.341s,
2037 (F)	541,860	292,604	2,266,609	1,223,969	2,219,704	1,198,640
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
5.913s, 2037	2,153,014	1,377,929	1,532,339	980,697	1,442,566	923,242
FRB Ser. 06-AR25, Class 5A1,
5.911s, 2036	688,985	423,315	464,069	285,125	436,310	268,070
FRB Ser. 07-AR9, Class 2A1,
5.864s, 2037	2,214,504	1,505,863	1,565,255	1,064,374	1,453,627	988,466
FRB Ser. 05-AR31, Class 3A1,
5 1/2s, 2036	3,075,470	1,783,773	--	--	--	--
FRB Ser. 05-AR5, Class 4A1, 5.22s,
2035	3,188,594	2,222,666	--	--	--	--
FRB Ser. 06-AR11, Class 4A1,
5.118s, 2036	--	--	--	--	1,030,179	592,353
FRB Ser. 07-AR11, Class 1A1,
5.07s, 2037	671,878	362,814	1,433,876	774,293	1,251,222	675,660
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.923s,
2036	1,507,512	1,183,397	1,065,378	836,321	989,325	776,620
FRB Ser. 06-A6, Class 1A1, 0.391s,
2036	1,016,064	481,639	667,298	316,316	627,887	297,634
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	58,240	204,000	185,640	204,000	185,640
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	332,000	232,280	1,433,000	1,002,583	--	--
FRB Ser. 07-LD12, Class A3, 5.99s,
2051	3,282,000	3,094,905	12,789,000	12,059,946	--	--
Ser. 07-CB20, Class A3, 5.863s,
2051	816,000	790,926	3,569,000	3,459,334	2,789,000	2,703,301

Ser. 07-LD12, Class A2, 5.827s,
2051	190,000	192,497	--	--	--	--
FRB Ser. 07-LD11, Class A3,
5.818s, 2049	407,000	391,910	1,778,000	1,712,078	1,394,000	1,342,316
Ser. 06-CB15, Class A4, 5.814s,
2043	477,000	459,637	1,612,000	1,553,323	1,381,000	1,330,732
Ser. 07-CB20, Class A4, 5.794s,
2051	174,000	150,065	793,000	683,918	617,000	532,128
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	79,910	420,000	335,622	400,000	319,640
Ser. 06-LDP8, Class X, IO, 0.572s,
2045	2,885,795	68,470	13,350,756	316,768	11,161,703	264,829
Ser. 06-CB17, Class X, IO, 0.512s,
2043	2,403,848	68,029	13,131,677	371,628	14,090,843	398,772
Ser. 08-C2, Class X, IO, 0.479s,
2051	71,145,810	1,125,271	--	--	--	--
Ser. 06-LDP9, Class X, IO, 0.469s,
2047	3,192,807	66,722	5,568,138	116,360	5,219,202	109,068
Ser. 07-LDPX, Class X, IO, 0.346s,
2049	4,811,426	73,840	20,296,988	311,492	16,087,862	246,896
Ser. 06-CB16, Class X1, IO,
0.113s, 2045	3,277,021	38,580	15,160,537	178,482	12,674,896	149,219
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	37,887	240,000	239,287	260,000	259,228
Ser. 03-ML1A, Class X1, IO, 0.62s,
2039	618,204	19,919	--	--	--	--
Ser. 05-LDP2, Class X1, IO,
0.216s, 2042	16,322,457	239,534	39,944,151	586,184	--	--
Ser. 07-CB20, Class X1, IO,
0.137s, 2051	6,839,468	72,163	38,476,611	405,967	31,160,341	328,773
Ser. 05-CB12, Class X1, IO,
0.114s, 2037	4,094,560	34,454	11,720,124	98,619	11,266,436	94,801
Ser. 06-LDP6, Class X1, IO,
0.064s, 2043	--	--	22,486,509	93,661	16,211,113	67,523
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.532s, 2040	1,091,000	905,530	--	--	--	--
Ser. 07-SL1, Class A1, 5.269s, 2040	577,243	588,789	--	--	--	--
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	106,440	136,004	96,878
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	91,404	145,590	83,193
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	132,660	127,000	127,635
Ser. 98-C4, Class H, 5.6s, 2035 (F)	--	--	223,000	144,641	215,000	139,452
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,022,000	1,034,843	--	--	--	--
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	175,897	--	--	--	--
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	116,886	362,000	349,691	400,000	386,399
Ser. 07-C2, Class XW, IO, 0.547s,
2040	1,177,639	25,996	4,584,024	101,190	3,608,636	79,658
LB-UBS Commercial Mortgage Trust
144A
Ser. 06-C7, Class XW, IO, 0.716s,
2038	1,765,956	54,780	9,438,218	292,775	10,147,568	314,780
Ser. 03-C5, Class XCL, IO, 0.4s,
2037	1,298,611	22,935	5,998,522	105,939	5,013,698	88,546
Ser. 05-C2, Class XCL, IO, 0.307s,
2040	14,387,369	111,020	28,742,123	221,789	38,118,329	294,140
Ser. 05-C3, Class XCL, IO, 0.297s,
2040	3,131,954	57,290	14,032,929	256,690	11,569,075	211,622
Ser. 05-C5, Class XCL, IO, 0.203s,
2020	4,892,564	55,567	13,632,883	154,834	14,691,258	166,855
Ser. 05-C7, Class XCL, IO, 0.168s,
2040	12,049,005	79,268	31,291,530	205,861	31,375,508	206,413
Ser. 06-C7, Class XCL, IO, 0.154s,
2038	3,326,131	45,306	16,310,111	222,165	15,277,249	208,096
Ser. 07-C2, Class XCL, IO, 0.102s,
2040	10,115,539	100,741	39,392,120	392,306	31,008,168	308,810
Ser. 06-C1, Class XCL, IO, 0.097s,
2041	10,364,633	86,089	--	--	30,179,144	250,668
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 1.183s,
2017	175,000	131,922	184,000	138,707	214,000	161,322
FRB Ser. 05-LLFA, Class J, 1.033s,
2018	23,000	12,592	93,000	50,915	89,000	48,725
MASTR Adjustable Rate Mortgages
Trust Ser. 04-7, Class 2A1, 4.41s,
2034	9,849	6,939	24,253	17,086	24,315	17,130
MASTR Alternative Loans Trust Ser.
06-3, Class 1A1, 6 1/4s, 2036	1,188,670	808,667	822,288	559,413	763,711	519,562
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	108,388	102,698	--	--	411,342	389,746
Ser. 05-1, Class 1A4, 7 1/2s, 2034	81,001	76,748	225,643	213,797	215,312	204,008
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 0.851s, 2027	232,649	165,719	334,184	238,043	275,022	195,901
Merrill Lynch Capital Funding
Corp. Ser. 06-4, Class XC, IO,
0.148s, 2049	16,046,473	177,630	46,962,052	519,856	40,164,209	444,606
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 0.733s,
2022	554,794	454,931	491,817	403,290	579,784	475,423
Merrill Lynch Mortgage Investors,
Inc.
FRB Ser. 98-C3, Class E, 6.846s,
2030	--	--	137,000	135,891	127,000	125,972
FRB Ser. 05-A9, Class 3A1, 5.253s,
2035	338,033	256,929	981,735	746,188	1,067,442	811,332
Ser. 96-C2, Class JS, IO, 2.259s,
2028	232,698	6,923	137,240	4,083	52,363	1,558
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s,
2050	219,000	212,657	981,000	952,587	771,000	748,670
FRB Ser. 07-C1, Class A4, 5.828s,
2050	191,000	159,774	645,000	539,552	552,000	461,756
FRB Ser. 07-C1, Class A2, 5.724s,
2050	248,000	254,607	--	--	--	--
Ser. 05-MCP1, Class XC, IO, 0.21s,
2043	4,360,118	40,985	14,757,977	138,725	14,195,289	133,436
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.427s, 2039	2,422,075	52,559	6,609,459	143,425	7,822,506	169,748
Ser. 05-LC1, Class X, IO, 0.1s,
2044	2,377,974	14,279	7,169,766	43,052	7,890,421	47,379
Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s,
2049	417,000	365,459	2,122,000	1,859,721	--	--
FRB Ser. 07-8, Class A2, 5.92s,
2049	257,000	256,229	1,160,000	1,156,520	905,000	902,285
Ser. 06-1, Class A2, 5.439s, 2039	352,000	357,235	--	--	--	--
Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, IO, 4.527s,
2017	--	--	637,333	66,920	535,715	56,250
Mezz Cap Commercial Mortgage Trust
144A
Ser. 04-C2, Class X, IO, 6.004s,
2040	197,723	23,727	503,295	60,395	492,888	59,147
Ser. 05-C3, Class X, IO, 5.555s,
2044	403,530	40,353	638,435	63,844	639,410	63,941
Ser. 06-C4, Class X, IO, 5.454s,
2016	966,866	106,355	2,421,451	266,360	2,490,989	274,009
Morgan Stanley Capital 144A Ser.
05-RR6, Class X, IO, 1.574s, 2043	840,236	22,350	2,437,524	64,838	3,922,221	104,331
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	44,343	38,968	--	--	--	--
FRB Ser. 08-T29, Class A3, 6.28s,
2043	176,000	174,219	533,000	527,606	506,000	500,879
FRB Ser. 06-IQ11, Class A4, 5.77s,
2042	477,000	471,883	1,612,000	1,594,708	1,381,000	1,366,186
Ser. 07-IQ14, Class A2, 5.61s, 2049	797,000	804,471	--	--	--	--
Ser. 05-HQ6, Class A4A, 4.989s,
2042	79,000	76,946	516,000	502,584	571,000	556,154
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	141,504	427,000	419,597	473,000	464,800
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	28,638	340,000	24,650
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	24,688	350,000	21,875
Ser. 07-HQ13, Class X1, IO,
0.666s, 2044	5,053,761	96,426	23,085,485	440,471	--	--
Ser. 05-HQ5, Class X1, IO, 0.093s,
2042	2,785,653	14,235	7,637,681	39,029	6,012,099	30,722
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 3.94s, 2035	256,773	156,631	452,827	276,224	760,808	464,093
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.082s,
2030	53,000	53,530	215,000	217,150	206,000	208,060
Ser. 97-MC2, Class X, IO, 1.73s,
2012	689	16	191	5	--	--
Nomura Asset Acceptance Corp. Ser.

04-R3, Class PT, 5.257s, 2035	60,007	55,406	79,408	73,319	77,603	71,653
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	--	--	66,905	62,507	61,526	57,481
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	--	--	757,000	757,118
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	87,555	189,000	140,236
Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	75,570	71,579	246,373	233,363	154,995	146,810
Residential Asset Securitization
Trust Ser. 07-A5, Class 2A3, 6s,
2037	2,965,612	2,194,553	3,493,143	2,584,926	--	--
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 1.973s, 2036	2,386,572	87,110	8,857,542	323,300	7,759,170	283,210
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	--	--	172,000	129,000	165,000	123,750
Ser. 03-1A, Class M, 5s, 2018	--	--	116,000	69,600	112,000	67,200
Ser. 04-1A, Class K, 5s, 2018	100,000	70,000	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018	--	--	76,000	45,600	74,000	44,400
Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s,
2037	665,859	432,808	3,304,553	2,147,960	2,721,654	1,769,075
FRB Ser. 06-9, Class 1A1, 5.652s,
2036	1,179,781	644,473	503,768	275,191	--	--
FRB Ser. 05-18, Class 6A1, 5.197s,
2035	153,370	110,427	377,301	271,656	398,861	287,180
Structured Adjustable Rate
Mortgage Loan Trust 144A Ser.
04-NP2, Class A, 0.581s, 2034	33,167	27,031	128,289	104,555	132,667	108,124
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
6.019s, 2037	3,147,066	377,648	9,026,274	1,083,153	9,242,695	1,109,123
Ser. 07-4, Class 1A4, IO, 1s, 2037
(F)	3,147,066	83,004	9,646,589	254,429	9,863,010	260,137
Structured Asset Securities Corp.
144A
Ser. 07-RF1, Class 1A, IO, 5.442s,
2037	--	--	3,936,307	425,613	3,128,084	338,224
Ser. 06-RF4, Class 1A, IO, 5.312s,
2036	--	--	1,904,550	189,642	1,627,431	162,049
Ser. 08-RF1, Class AI, IO, 4.56s,
2037	--	--	12,716,707	1,176,295	--	--
Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1, 0.311s,
2037	23,928	23,939	--	--	--	--
Wachovia Bank Commercial Mortgage
Trust
Ser. 06-C26, Class A2, 5.935s, 2045	270,000	273,955	--	--	--	--
FRB Ser. 07-C33, Class A3, 5.902s,
2051	327,000	318,882	1,665,000	1,623,667	--	--
FRB Ser. 07-C33, Class A2, 5.857s,
2051	88,000	90,066	--	--	--	--
FRB Ser. 07-C32, Class A2, 5.735s,
2049	1,189,000	1,211,192	4,878,000	4,969,046	4,616,000	4,702,156
Ser. 07-C31, Class A2, 5.421s, 2047	497,000	502,765	5,283,000	5,344,283	5,101,000	5,160,172
Ser. 07-C30, Class A3, 5.246s, 2043	4,845,000	4,680,971	1,882,000	1,818,284	--	--
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	205,742	637,000	609,570	705,000	674,642
Ser. 06-C29, IO, 0 3/8s, 2048	17,889,627	330,421	47,028,981	868,625	--	--
Ser. 07-C34, IO, 0.354s, 2046	4,727,321	83,626	10,599,663	187,508	8,735,396	154,529
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L, 3.533s,
2018	--	--	164,000	82,000	156,000	78,000
Ser. 03-C3, Class IOI, IO, 0.44s,
2035	443,939	11,442	3,335,518	85,973	3,338,706	86,055
Ser. 07-C31, IO, 0.26s, 2047	9,161,284	109,294	35,674,615	425,598	28,081,478	335,012
Ser. 05-C18, Class XC, IO, 0.157s,
2042	12,165,399	93,674	20,758,627	159,841	23,969,746	184,567
Ser. 06-C27, Class XC, IO, 0.121s,
2045	3,742,426	29,415	17,312,547	136,077	14,473,874	113,765
Ser. 06-C23, Class XC, IO, 0.058s,
2045	4,805,864	22,780	31,676,434	150,146	34,771,089	164,815
Ser. 06-C26, Class XC, IO, 0.04s,
2045	17,365,546	46,366	13,832,355	36,932	8,566,486	22,873
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	--	--	46,000	13,590	44,000	12,999
Ser. 07-SL2, Class A1, 5.424s, 2049	1,715,341	1,423,733	--	--	--	--
Ser. 06-SL1, Class X, IO, 0.934s,
2043	428,048	14,537	2,289,536	77,753	2,461,511	83,593
Ser. 07-SL2, Class X, IO, 0.849s,
2049	1,283,511	36,529	5,461,415	155,432	4,326,286	123,126
WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1,
Class 1S, IO, 5.276s, 2034	2,151,401	225,897	4,424,601	464,583	2,908,462	305,389
Washington Mutual Asset Securities
Corp. 144A Ser. 05-C1A, Class F,
5.3s, 2014	107,000	77,040	--	--	--	--

Total mortgage-backed securities
(cost $116,940,439, $155,816,668
and $137,309,584)		$122,619,902		$182,203,357		$164,654,760

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 5.2%	Balanced 13.9%		Conservative 22.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		0.6%		2.8%		1.8%
Government National Mortgage
Association Pass-Through
Certificates
6 1/2s, with due dates from
July 20, 2037 to August 20, 2039	$--	$--	$26,000,311	$27,802,029	$6,301,369	$6,737,542
5 1/2s, TBA, January 1, 2040	7,000,000	7,335,234	6,000,000	6,287,344	5,000,000	5,239,453
4 1/2s, TBA, January 1, 2040	4,000,000	4,003,750	6,000,000	6,005,625	6,000,000	6,005,625
		11,338,984		40,094,998		17,982,620

U.S. Government Agency Mortgage Obligations		4.6%		11.1%		20.5%
Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
6s, with due dates from
July 1, 2013 to October 1, 2021	238,400	255,506	--	--	--	--
5 1/2s, with due dates from
June 1, 2035 to November 1, 2036	53,945	56,651	--	--	243,863	258,380
5 1/2s, with due dates from
January 1, 2020 to April 1, 2020	353,322	376,737	--	--	--	--
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029 to January 1, 2036	951,232	1,050,500	--	--	--	--
7s, March 1, 2018	--	--	--	--	267,057	289,255
7s, TBA, January 1, 2040	--	--	2,000,000	2,191,239	--	--
6 1/2s, with due dates from
June 1, 2037 to November 1, 2037	523,857	562,123	--	--	--	--
6s, with due dates from
September 1, 2011 to
September 1, 2021	1,347,738	1,441,861	--	--	--	--
5 1/2s, with due dates from
June 1, 2037 to November 1, 2037	1,381,003	1,447,895	--	--	--	--
5 1/2s, with due dates from
February 1, 2014 to August 1, 2022	4,825,059	5,133,263	--	--	--	--
5 1/2s, TBA, January 1, 2040	21,000,000	21,989,297	73,000,000	76,438,986	93,000,000	97,381,174
5s, TBA, January 1, 2040	5,000,000	5,131,641	9,000,000	9,236,953	9,000,000	9,236,953
4 1/2s, with due dates from
February 1, 2039 to April 1, 2039	772,699	772,216	--	--	--	--
4 1/2s, with due dates from
April 1, 2020 to May 1, 2022	1,798,165	1,864,549	--	--	--	--
4 1/2s, TBA, January 1, 2040	40,000,000	39,931,248	72,000,000	71,876,246	97,000,000	96,833,276
6s, September 1, 2038 (i)	1,002,892	1,078,179			--	--
		81,091,666		159,743,424		203,999,038

Total U.S. government and agency
mortgage obligations (cost
$93,147,370, $202,805,488 and
$225,702,271)		$92,430,650		$199,838,422		$221,981,658

U.S. TREASURY OBLIGATIONS(a)	Growth 0.2%	Balanced 0.5%		Conservative 0.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
3 3/8s, June 30, 2013 (i)	$1,500,000	$1,574,805	$4,050,000	$4,251,974	$300,000	$314,961
1 1/4s, November 30, 2010 (i)	2,625,000	2,644,451	2,500,000	2,518,525	5,000,000	5,037,050
U.S. Treasury Inflation Protected
Securities

2 3/8s, January 15, 2025 (i)	--	--	--	--	923,158	984,802
2s, July 15, 2014 (i)	--	--	--	--	2,193,790	2,343,692
1 3/4s, January 15, 2028 (i)	--	--	--	--	144,455	139,778
7/8s, April 15, 2010 (i)	--	--	--	--	382,248	384,313

Total U.S. treasury obligations
(cost $4,219,256, $6,770,499 and
$9,204,596)		$4,219,256		$6,770,499		$9,204,596

ASSET-BACKED SECURITIES(a)	Growth 1.4%	Balanced 3.5%		Conservative 4.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.921s,
2035	--	$--	69,508	$18,650	62,557	$16,785
FRB Ser. 05-4, Class A2C, 0.441s,
2035	--	--	130,607	120,169	104,486	96,135
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.381s, 2036	107,000	32,139	475,000	142,671	377,000	113,236
FRB Ser. 06-HE3, Class A2C,
0.381s, 2036	119,000	37,488	549,000	172,949	436,000	137,352
Ace Securities Corp. 144A Ser.
03-MH1, Class M2, 6 1/2s, 2030	389,631	311,705	187,889	150,311	--	--
Aegis Asset Backed Securities
Trust 144A Ser. 04-6N, Class Note,
4 3/4s, 2035 (In default) (NON)	8,939	1	12,634	1	12,515	1
AFC Home Equity Loan Trust Ser.
99-2, Class 1A, 0.641s, 2029	252,986	107,362	470,805	199,799	334,922	142,134
Ameriquest Mortgage Securities,
Inc.
FRB Ser. 03-8, Class M2, 1.981s,
2033	--	--	187,403	52,211	168,754	47,015
FRB Ser. 04-R10, Class A5, 0.621s,
2034	50	45	--	--	--	--
FRB Ser. 04-R11, Class A2, 0.601s,
2034	6,737	5,349	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	45,760	223,000	35,680
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	33,638	227,202	31,808
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.501s,
2033	--	--	22,925	6,117	20,633	5,505
FRB Ser. 06-W4, Class A2C, 0.391s,
2036	209,534	69,563	968,228	321,438	769,617	255,502
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.231s, 2033	--	--	126,270	88,621	113,483	79,647
FRB Ser. 05-WMC1, Class M1,
0.671s, 2035	29,000	22,910	583,000	460,570	404,000	319,160
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 0.611s,
2034	126	82	--	--	--	--
FRB Ser. 04-HE6, Class A2, 0.591s,
2034	77,763	58,506	275,390	207,192	264,196	198,770
FRB Ser. 06-HE2, Class A3, 0.421s,
2036	29,046	17,864	135,214	83,158	107,670	66,218
FRB Ser. 06-HE4, Class A5, 0.391s,
2036	113,474	70,137	520,388	321,649	417,756	258,213
FRB Ser. 06-HE7, Class A4, 0.371s,
2036	--	--	324,000	111,189	252,000	86,480
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	778,000	1,110,984	370,000	528,360	--	--
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	62,110	139,000	139,246	134,000	134,237
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	101,538	46,000	46,707	45,000	45,692
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.231s, 2039	--	--	690,536	276,214	906,796	362,718
FRB Ser. 04-D, Class A, 0.621s,
2044	49,105	42,608	160,506	139,271	156,695	135,964
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.581s,
2038	28,868	17,898	85,933	53,279	67,135	41,624
FRB Ser. 03-SSRA, Class A, 0.931s,
2038	28,868	20,785	85,933	61,872	67,135	48,337
FRB Ser. 04-SSRA, Class A1,
0.831s, 2039	77,989	56,932	113,353	82,748	109,840	80,183
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.161s,
2035	--	--	210,000	41,580	189,000	37,422
FRB Ser. 03-3, Class A2, 0.821s,
2043	84,323	68,865	292,806	239,130	231,058	188,701
FRB Ser. 03-1, Class A1, 0.731s,
2042	74,721	58,379	213,182	166,557	151,668	118,497
FRB Ser. 05-3, Class A1, 0.681s,
2035	57,632	49,620	--	--	--	--
FRB Ser. 03-ABF1, Class A, 0.601s,
2034	18,250	12,022	--	--	--	--
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	3,144,849	2,091,324	1,955,577	1,300,459	379,483	252,356
Ser. 00-A, Class A2, 7.575s, 2030	711,530	412,687	332,047	192,587	--	--
Ser. 99-B, Class A-5, 7.44s, 2020	146,465	93,005	1,393,857	885,099	1,091,774	693,276
Ser. 99-B, Class A3, 7.18s, 2015	70,791	42,475	1,385,314	831,188	1,073,466	644,079
Ser. 99-B, Class A2, 6.975s, 2012	--	--	46,381	22,706	59,806	29,279
Chase Funding Loan Acquisition
Trust FRB Ser. 04-AQ1, Class A2,
0.631s, 2034	66,157	55,647	--	--	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.651s, 2035	44,358	35,617	200,967	161,366	157,515	126,476
Ser. 03-HE3, Class A, 0.611s, 2033	485,472	323,213	--	--	--	--
Citigroup Mortgage Loan Trust,
Inc. 144A FRB Ser. 03-HE4,
Class A, 0.641s, 2033	156,102	132,255	--	--	--	--
Conseco Finance Securitizations
Corp.
Ser. 02-2, Class A, IO, 8 1/2s,
2033	233,220	8,163	346,007	12,110	217,927	7,627
Ser. 00-4, Class A6, 8.31s, 2032	117,679	92,084	2,212,196	1,731,043	2,171,335	1,699,070
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,208,398	1,015,054	801,999	673,680
Ser. 00-5, Class A6, 7.96s, 2032	394,995	323,896	1,561,442	1,280,382	1,430,252	1,172,807
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	441,739	676,000	585,521
Ser. 02-2, Class M1, 7.424s, 2033	83,000	65,157	216,000	169,564	154,000	120,893
Ser. 01-4, Class A4, 7.36s, 2033	176,072	180,474	790,146	809,900	--	--
Ser. 00-6, Class A5, 7.27s, 2031	145,358	138,090	378,057	359,154	269,039	255,587
Ser. 01-1, Class A5, 6.99s, 2032	980,367	985,268	3,910,489	3,930,041	3,485,137	3,502,563
Ser. 01-3, Class A4, 6.91s, 2033	--	--	438,954	443,343	558,860	564,448
Ser. 02-1, Class A, 6.681s, 2033	84,507	85,352	363,272	366,905	--	--
FRB Ser. 02-1, Class M1A, 2.281s,
2033	725,000	419,722	1,996,000	1,155,537	1,264,000	731,763
Countrywide Asset Backed
Certificates
FRB Ser. 05-BC3, Class M1, 0.751s,
2035	47,000	34,473	210,000	154,030	166,000	121,757
FRB Ser. 04-6, Class 2A5, 0.621s,
2034	33,003	24,771	295,335	221,670	247,463	185,738
FRB Ser. 04-5, Class 4A3, 0.551s,
2034	31,630	27,504	111,414	96,880	107,259	93,268
FRB Ser. 05-14, Class 3A2, 0.471s,
2036	18,488	15,830	83,709	71,673	65,735	56,283
Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.331s, 2032	27,012	15,909	--	--	--	--
Credit-Based Asset Servicing and
Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	218,250	186,000	139,500
Ser. 06-MH1, Class M1, 6 1/4s, 2036	843,000	843,000	236,000	236,000	314,000	314,000
Ser. 06-MH1, Class M2, 6 1/4s, 2036	228,000	198,360	110,000	95,700	123,000	107,010
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038	--	--	339,000	84,750	313,000	78,250
CS First Boston Mortgage
Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034
(In default) (NON)	16,582	2	23,162	2	25,268	3
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 0.901s, 2035	--	--	68,804	6,485	62,404	5,881
Fieldstone Mortgage Investment
Corp. FRB Ser. 05-1, Class M3,
1.041s, 2035	--	--	74,619	69,772	72,010	67,332
First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser.
06-FF7, Class 2A3, 0.381s, 2036	163,000	70,783	744,000	323,083	583,000	253,168
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.561s,
2036	231,000	108,137	1,045,000	489,193	816,000	381,992
FRB Ser. 06-2, Class 2A3, 0.401s,

2036	392,000	217,580	1,688,000	936,928	1,342,000	744,880
GE Corporate Aircraft Financing,
LLC 144A
FRB Ser. 05-1A, Class C, 1.531s,
2019	--	--	269,000	172,160	271,000	173,440
Ser. 04-1A, Class B, 1.081s, 2018	7,280	6,406	7,935	6,983	7,717	6,791
GEBL 144A
Ser. 04-2, Class D, 2.983s, 2032	--	--	106,286	4,783	130,720	5,882
Ser. 04-2, Class C, 1.083s, 2032	--	--	79,409	9,529	130,720	15,686
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,211,113	610,887	543,961	274,375	--	--
Ser. 96-8, Class A7, 8.05s, 2027	13,172	13,418	--	--	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	204,857	322,794	277,603
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	1,884,860	1,222,000	892,060	1,077,000	786,210
Ser. 99-5, Class A5, 7.86s, 2030	617,707	531,229	2,385,231	2,051,299	1,948,749	1,675,924
Ser. 97-2, Class A7, 7.62s, 2028	143,733	145,095	105,610	106,611	75,730	76,448
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	1,211,800	691,000	573,530	609,000	505,470
Ser. 97-6, Class A9, 7.55s, 2029	57,103	53,218	--	--	106,637	99,384
Ser. 97-4, Class A7, 7.36s, 2029	11,208	10,548	34,423	32,396	74,184	69,815
Ser. 97-3, Class A6, 7.32s, 2028	1,692	1,695	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	11,726	12,004	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	43,261	43,344	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	399,610	625,000	556,250
Ser. 97-6, Class M1, 7.21s, 2029	293,000	216,369	688,000	508,061	946,000	698,584
Ser. 96-2, Class A4, 7.2s, 2027	101,745	102,121	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	19,577	19,504	141,059	140,538	101,638	101,262
Ser. 97-6, Class A8, 7.07s, 2029	24,779	24,925	--	--	27,894	28,058
Ser. 95-10, Class B1, 7.05s, 2027	311,648	229,236	--	--	--	--
Ser. 93-4, Class A5, 7.05s, 2019	5,206	5,203	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	43,038	40,024	109,251	101,598	77,616	72,179
Ser. 97-7, Class A8, 6.86s, 2029	5,002	4,716	19,554	18,435	42,141	39,728
Ser. 93-3, Class B, 6.85s, 2018	133,251	117,684	62,248	54,976	--	--
Ser. 99-3, Class A7, 6.74s, 2031	85,153	75,787	115,904	103,155	119,058	105,961
Ser. 98-6, Class A7, 6.45s, 2030	--	--	64,375	64,261	46,400	46,318
Ser. 99-2, Class A7, 6.44s, 2030	--	--	432,975	367,337	603,430	511,952
Ser. 98-7, Class M1, 6.4s, 2030	118,000	64,663	218,000	119,461	136,000	74,526
Ser. 99-1, Class A6, 6.37s, 2025	254,000	248,920	359,000	351,820	224,000	219,520
Ser. 98-2, Class A5, 6.24s, 2016	9,063	8,294	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,789,555	3,315,861	3,602,824	3,152,471	1,385,351	1,212,182
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	179,329	157,000	142,195
Ser. 99-5, Class A4, 7.59s, 2028	145,287	144,328	183,879	182,665	125,991	125,159
Ser. 99-3, Class 1A5, 6.79s, 2023	4,655	4,618	--	--	--	--
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.381s, 2036	584,000	172,027	2,514,000	740,539	1,998,000	588,543
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.781s,
2030	--	--	252,353	25,235	252,353	25,235
FRB Ser. 05-1A, Class D, 1.761s,
2030	--	--	105,068	11,549	100,774	11,077
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 0.775s,
2036	--	--	371,015	204,058	337,632	185,697
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 0.621s,
2035	309	221	--	--	--	--
FRB Ser. 06-1, Class 2A4, 0.561s,
2036	117,000	75,239	527,000	338,895	415,000	266,872
Impac CMB Trust FRB Ser. 04-8,
Class 1A, 0.951s, 2034	6,533	3,348	--	--	--	--
JPMorgan Mortgage Acquisition
Corp. FRB Ser. 06-FRE1, Class A4,
0.521s, 2035	100,000	54,820	443,000	242,854	347,000	190,227
Lehman ABS Manufactured Housing
Contract
Ser. 01-B, Class M1, 6.63s, 2028
(F)	185,000	106,897	171,000	98,807	176,000	101,696
Ser. 01-B, Class A5, 5.873s, 2022	53,356	47,600	--	--	--	--
Ser. 01-B, Class A4, 5.27s, 2018	32,526	28,543	--	--	--	--
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	446,139	312,298	4,003,553	2,802,487	3,353,360	2,347,352
FRB Ser. 07-6, Class 2A1, 0.441s,
2037	928,192	377,805	4,313,934	1,755,914	3,332,862	1,356,585
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 3.232s, 2036	105,000	7,350	595,000	41,650	460,000	32,200
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	276,793	143,933	1,450,550	754,286	1,254,607	652,396
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.851s,
2035	--	--	240,000	107,800	216,000	97,020
FRB Ser. 06-4, Class 2A4, 0.491s,
2036	111,000	38,265	503,000	173,399	394,000	135,823
FRB Ser. 06-1, Class 2A3, 0.421s,
2036	118,568	58,379	549,984	270,793	437,131	215,228
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2.481s, 2032	507,000	405,600	--	--	--	--
Marriott Vacation Club Owner Trust
144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	18,488	9,666	19,857	10,382
Ser. 04-2A, Class D, 5.389s, 2026	--	--	11,546	5,897	11,324	5,784
Ser. 04-1A, Class C, 5.265s, 2026	--	--	29,753	23,024	27,628	21,380
FRB Ser. 02-1A, Class A1, 0.933s,
2024	8,816	7,963	37,359	33,746	36,748	33,194
MASTR Asset Backed Securities Trust
FRB Ser. 04-OPT2, Class A2,
0.581s, 2034	17,045	13,393	--	--	--	--
FRB Ser. 06-FRE2, Class A4,
0.381s, 2036	58,000	26,962	262,000	121,794	206,000	95,762
FRB Ser. 04-HE1, Class A1, 0.631s,
2034	695	674	--	--	--	--
Merrill Lynch Mortgage Investors,
Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	4,642	141	13,777	419	12,729	387
FRB Ser. 04-HE2, Class A1A,
0.631s, 2035	4,085	2,828	--	--	--	--
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	64,260	58,745	171,529	156,807	132,568	121,190
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.911s,
2035	--	--	111,996	71,089	100,796	63,980
FRB Ser. 05-HE1, Class M3, 0.751s,
2034	--	--	150,000	106,265	135,000	95,638
FRB Ser. 04-HE8, Class A4, 0.611s,
2034	6,211	4,687	--	--	--	--
FRB Ser. 06-NC4, Class M2, 0.531s,
2036	--	--	210,000	613	189,000	552
Navigator CDO, Ltd. 144A FRB Ser.
03-1A, Class A1, 0.763s, 2015	21,118	20,077	36,694	34,885	34,747	33,034
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	75,933	72,139	258,017	245,124	226,249	214,944
FRB Ser. 03-4, Class M3, 3.306s,
2033	--	--	11,139	4,926	10,025	4,433
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.391s,
2036	138,000	72,088	626,000	327,006	488,000	254,919
FRB Ser. 06-2, Class A2C, 0.381s,
2036	138,000	77,102	626,000	349,754	488,000	272,652
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	512,937	256,469	691,795	345,898	430,205	215,103
Ser. 00-A, Class A3, 7.945s, 2022	61,196	39,686	238,070	154,390	232,937	151,062
Ser. 95-B, Class B1, 7.55s, 2021	--	--	134,930	74,472	194,737	107,481
Ser. 00-D, Class A3, 6.99s, 2022	--	--	63,315	63,315	32,250	32,250
Ser. 98-A, Class M, 6.825s, 2028	454,000	215,987	219,000	104,188	--	--
Ser. 01-E, Class A4, 6.81s, 2031	549,440	423,069	724,430	557,811	784,490	604,058
Ser. 99-B, Class A3, 6.45s, 2017	108,700	93,482	230,027	197,823	212,942	183,130
Ser. 99-A, Class A3, 6.09s, 2029	144,632	121,321	--	--	--	--
Ser. 01-D, Class A3, 5.9s, 2022	76,443	48,419	601,648	381,082	466,909	295,739
Ser. 02-C, Class A1, 5.41s, 2032	318,426	236,432	698,788	518,850	646,650	480,138
Ser. 01-D, Class A2, 5.26s, 2019	45,789	31,137	--	--	279,907	190,336
Ser. 02-A, Class A2, 5.01s, 2020	165,178	85,454	--	--	82,589	42,727
Oakwood Mortgage Investors, Inc.
144A
Ser. 01-B, Class A4, 7.21s, 2030	--	--	66,787	60,776	88,395	80,439
Ser. 01-B, Class A3, 6.535s, 2023	--	--	55,640	47,461	40,104	34,209
Origen Manufactured Housing Ser.
04-B, Class A3, 4 3/4s, 2021	53,473	53,291	--	--	--	--
Ownit Mortgage Loan Asset-Backed
Certificates FRB Ser. 06-7,
Class A2A, 0.301s, 2037	331,284	271,743	--	--	--	--
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4,
1.061s, 2036	--	--	97,000	14,772	88,000	13,401
FRB Ser. 04-WHQ2, Class A3A,
0.581s, 2035	1,029	1,018	8,311	8,222	8,062	7,976
People's Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.361s, 2036	199,294	67,253	885,257	298,735	703,757	237,487
Popular ABS Mortgage Pass-Through

Trust FRB Ser. 04-4, Class AV1,
0.571s, 2034	3,492	1,872	--	--	--	--
Renaissance Home Equity Loan Trust
FRB Ser. 04-3, Class AV1, 0.651s,
2034	108,919	79,838	--	--	--	--
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.421s,
2036	112,263	80,782	520,339	374,425	413,689	297,682
FRB Ser. 06-RZ2, Class A2, 0.401s,
2036	204,632	172,245	--	--	--	--
FRB Ser. 07-RZ1, Class A2, 0.391s,
2037	207,000	97,666	840,000	396,327	667,000	314,703
Residential Asset Securities Corp.
FRB Ser. 06-EMX3, Class A2,
0.411s, 2036	684,061	478,843	--	--	--	--
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) (NON)	12,285	1	17,855	2	19,247	2
Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.491s, 2036	80,980	27,641	148,006	50,519	162,956	55,622
SAIL Net Interest Margin Notes
144A Ser. 04-4A, Class B, 7 1/2s,
2034 (In default) (NON)	--	--	49,135	--	--	--
Saxon Asset Securities Trust FRB
Ser. 04-3, Class A, 0.571s, 2034	20,877	15,281	--	--	--	--
Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.881s,
2035	--	--	137,276	611	123,549	549
FRB Ser. 07-NC2, Class A2B,
0.371s, 2037	171,000	66,003	789,000	304,542	628,000	242,399
FRB Ser. 07-BR5, Class A2A,
0.361s, 2037	106,754	71,525	1,063,389	712,471	378,002	253,261
FRB Ser. 07-BR4, Class A2A,
0.321s, 2037	136,243	87,196	902,039	577,305	337,483	215,989
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO,
0.441s, 2036	234,000	83,028	1,061,000	376,466	832,000	295,212
FRB Ser. 06-FRE1, Class A2B,
0.411s, 2036	--	--	458,313	195,996	364,114	155,713
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.401s, 2036	111,000	76,247	502,000	344,829	394,000	270,643
FRB Ser. 06-3, Class A3, 0.391s,
2036	587,000	357,275	2,527,000	1,538,046	2,009,000	1,222,768
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.491s, 2036	111,000	9,350	503,000	42,371	394,000	33,189
TIAA Real Estate CDO, Ltd. Ser.
03-1A, Class E, 8s, 2038	--	--	349,000	34,900	299,000	29,900
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s,
2037	100,000	24,500	384,000	94,080	278,000	68,110
UCFC Mfg. Hsg. Contract Ser. 97-4,
Class A4, 6.995s, 2029	356,296	324,229	--	--	--	--
WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.341s,
2037	366,143	234,332	2,152,994	1,377,916	3,575,163	2,288,104
Wells Fargo Home Equity Trust FRB
Ser. 07-1, Class A3, 0.551s, 2037	--	--	222,000	74,412	174,000	58,323
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3,
1.182s, 2044 (United Kingdom)	--	--	131,083	15,730	131,434	15,772

Total asset-backed securities
(cost $30,141,341, $73,266,169 and
$58,592,158)		$24,944,166		$50,893,974		$40,245,689

INVESTMENT COMPANIES(a)	Growth 0.8%	Balanced 1.1%		Conservative 0.6%
	Shares	Value	Shares	Value	Shares	Value

Eurazeo (France)	8,446	$588,910	4,532	$316,001	1,628	$113,515
Harris & Harris Group, Inc. (NON)
(SG) (SB)	66,600	304,362	54,600	249,522	31,800	145,326
iPath MSCI India Index ETN (NON)	7,189	460,527	--	--	--	--
iShares Dow Jones U.S. Real Estate
Index Fund	16,500	757,680	13,400	615,328	6,300	289,296
iShares MSCI EAFE Index Fund	18,200	1,006,460	--	--	3,600	199,080
iShares Russell 2000 Growth Index
Fund	10,503	714,939	--	--	4,151	282,559
iShares Russell 2000 Value Index
Fund	--	--	--	--	2,266	131,519
MCG Capital Corp. (NON) (SB) (SC)	50,089	216,384	35,569	153,658	14,830	64,066
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)	72,612	8,091,881	115,946	12,921,022	37,791	4,211,429
SPDR KBW Bank ETF	61,900	1,310,423	49,100	1,039,447	23,500	497,495

Total investment companies (cost
$11,259,776, $13,536,854 and
$4,866,191)		$13,451,566		$15,294,978		$5,934,285

COMMODITY LINKED NOTES(a)	Growth 0.6%	Balanced 0.6%		Conservative 0.6%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

UBS AG/ Jersey Branch144Asr.
notesSer. CMCI, zero %, 2010
(indexed to the UBS Bloomberg CMCI
Composite) (United Kingdom)	8,892,000	$10,079,125	7,399,000	$8,386,802	5,075,000	$5,752,537

Total commodity linked notes (cost
$8,892,000, $7,399,000 and
$5,075,000)		$10,079,125		$8,386,802		$5,752,537

SENIOR LOANS(a)(c)	Growth 0.2%	Balanced 0.5%		Conservative 0.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital goods		--%		0.1%		--%
Hawker Beechcraft Acquisition Co.,
LLC bank term loan FRN 2.283s, 2014	$30,010	$22,358	$40,661	$30,293	$3,896	$2,903
Hawker Beechcraft Acquisition Co.,
LLC bank term loan FRN Ser. B,
2 1/4s, 2014	623,232	464,308	830,965	619,069	68,395	50,955
Polypore, Inc. bank term loan FRN
Ser. B, 2.49s, 2014	--	--	120,528	112,693	111,709	104,448
Sequa Corp. bank term loan FRN
3.879s, 2014	--	--	167,537	149,003	157,220	139,828
		486,666		911,058		298,134

Communication services		--%		0.1%		0.1%
Fairpoint Communications, Inc.
bank term loan FRN Ser. B, 5 1/2s,
2015	288,664	224,148	637,053	494,671	552,444	428,973
Intelsat Corp. bank term loan FRN
Ser. B2, 2.735s, 2011	--	--	32,015	30,115	29,673	27,911
Intelsat Corp. bank term loan FRN
Ser. B2-A, 2.735s, 2013	--	--	32,025	30,123	29,681	27,919
Intelsat Corp. bank term loan FRN
Ser. B2-C, 2.735s, 2013	--	--	32,015	30,115	29,673	27,911
Intelsat, Ltd. bank term loan FRN
3.235s, 2014 (Bermuda)	400,000	361,800	540,000	488,430	460,000	416,070
Level 3 Communications, Inc. bank
term loan FRN 2.53s, 2014	--	--	123,000	111,520	114,000	103,360
MetroPCS Wireless, Inc. bank term
loan FRN 2.54s, 2013	--	--	48,204	45,914	44,676	42,554
TW Telecom, Inc. bank term loan
FRN Ser. B, 1.99s, 2013	--	--	88,578	84,731	82,097	78,531
West Corp. bank term loan FRN
2.608s, 2013	--	--	120,826	113,490	111,985	105,186
		585,948		1,429,109		1,258,415

Consumer cyclicals		0.2%		0.2%		0.1%
Affinion Group, Inc. bank term
loan FRN Ser. B, 2.734s, 2012	--	--	121,798	113,820	112,886	105,492
Allison Transmission, Inc. bank
term loan FRN Ser. B, 3.009s, 2014	303,408	277,695	386,897	354,108	293,684	268,794
Building Materials Holdings Corp.
bank term loan FRN 3.005s, 2014	143,915	132,852	124,065	114,527	84,364	77,879
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7s, 2014	234,820	216,034	314,659	289,486	--	--
Federal Mogul Corp. bank term loan
FRN Ser. B, 2.168s, 2014	132,432	110,912	119,189	99,821	82,770	69,320
Federal Mogul Corp. bank term loan
FRN Ser. C, 2.168s, 2015	67,568	56,588	60,811	50,929	42,230	35,367
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 6 1/2s, 2011	925,000	924,808	1,236,500	1,236,243	88,780	88,762
Harrah's Operating Co., Inc. bank
term loan FRN Ser. B2, 3.282s, 2015	--	--	99,243	80,118	91,981	74,256

National Bedding Co. bank term
loan FRN 2.317s, 2011			--	--	52,063	47,594	48,134	44,002
Six Flags Theme Parks bank term
loan FRN 2.49s, 2015			184,530	179,225	159,594	155,006	104,734	101,722
Thomas Learning bank term loan FRN
Ser. B, 2.73s, 2014			84,567	76,956	79,593	72,430	54,720	49,795
Univision Communications, Inc.
bank term loan FRN Ser. B, 2.533s,
2014			--	--	123,000	106,641	114,000	98,838
Visteon Corp. bank term loan FRN
Ser. B, 5 1/4s, 2013			480,000	528,000	635,000	698,500	--	--
Yankee Candle Co., Inc. bank term
loan FRN 2.24s, 2014			--	--	56,578	52,873	52,703	49,251
				2,503,070		3,472,096		1,063,478

Consumer staples				--%		--%		--%
Dean Foods Co. bank term loan FRN
Ser. B, 1.665s, 2014			143,890	136,747	129,005	122,601	89,311	84,878
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 2.985s, 2014			--	--	120,528	112,091	111,709	103,889
Spectrum Brands, Inc. bank term
loan FRN 1 1/2s, 2013			--	--	7,849	7,763	7,274	7,195
Spectrum Brands, Inc. bank term
loan FRN Ser. B1, 8.003s, 2013			--	--	113,761	112,517	105,437	104,284
				136,747		354,972		300,246

Health care				--%		--%		--%
Health Management Associates, Inc.
bank term loan FRN 2.033s, 2014			--	--	113,066	105,165	104,793	97,470
IASIS Healthcare Corp. bank term
loan FRN Ser. DD, 2.234s, 2014			--	--	29,044	27,018	26,919	25,042
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014			--	--	7,863	7,315	7,288	6,779
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 2.234s, 2014			--	--	83,924	78,071	77,784	72,358
Sun Healthcare Group, Inc. bank
term loan FRN 0.183s, 2014			--	--	20,507	19,148	19,006	17,747
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 2.398s, 2014			--	--	130,206	121,580	119,161	111,266
				--		358,297		330,662

Technology				--%		0.1%		--%
First Data Corp. bank term loan
FRN Ser. B1, 2.985s, 2014			--	--	120,534	106,773	111,714	98,960
First Data Corp. bank term loan
FRN Ser. B3, 3.001s, 2014			692,600	612,519	800,666	708,089	--	--
Freescale Semiconductor, Inc. bank
term loan FRN 12 1/2s, 2014			65,421	67,165	69,095	70,937	34,381	35,298
				679,684		885,799		134,258

Utilities and power				--%		--%		--%
TXU Energy Corp. bank term loan
FRN Ser. B2, 3.735s, 2014			--	--	120,842	98,184	112,000	91,000
				--		98,184		91,000

Total senior loans (cost
$4,556,926, $7,767,765 and
$3,565,004)				$4,392,115		$7,509,515		$3,476,193

CONVERTIBLE BONDS AND NOTES(a)		Growth 0.2%		Balanced 0.2%		Conservative 0.2%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

Advanced Micro Devices, Inc. cv.
sr. unsec. notes 6s, 2015			$395,000	$355,500	$400,000	$360,000	$275,000	$247,500
Alexandria Real Estate Equities,
Inc. 144A cv. company guaranty sr.
unsec. notes 3.7s, 2027 (R)			215,000	203,175	220,000	207,900	155,000	146,475
Alliant Techsystems, Inc. cv.
company guaranty sr. sub. notes
3s, 2024			295,000	370,225	315,000	395,325	215,000	269,825
ArcelorMittal cv. sr. unsec.
unsub. notes 5s, 2014 (Luxembourg)			75,000	124,219	65,000	107,656	45,000	74,531
Digital Realty Trust LP 144A cv.
sr. unsec. notes 5 1/2s, 2029 (R)			155,000	202,081	165,000	215,119	115,000	149,931
Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016			100,000	126,340	90,000	113,706	60,000	75,804
General Cable Corp. cv. company
guaranty sr. unsec. unsub. notes 0
7/8s, 2013			--	--	70,000	61,075	105,000	91,613
General Cable Corp. cv. sub. notes
stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 (STP)			740,000	761,275	--	--	--	--
General Growth Properties, Inc.
144A cv. sr. notes 3.98s, 2027
(In default) (NON)(R)			660,000	625,350	740,000	701,150	515,000	487,963
International Game Technology 144A
cv. sr. unsec. notes 3 1/4s, 2014			155,000	189,069	160,000	195,168	110,000	134,178
L-3 Communications Holdings, Inc.
cv. company sr. unsec. bonds 3s,
2035			580,000	609,000	590,000	619,500	375,000	393,750
SAVVIS, Inc. cv. sr. unsec. notes
3s, 2012			185,000	168,350	190,000	172,900	130,000	118,300
Steel Dynamics, Inc. cv. sr. notes
5 1/8s, 2014			60,000	75,488	55,000	69,197	40,000	50,325
Titan International, Inc. 144A cv.
sr. sub. notes 5 5/8s, 2017			95,000	100,700	85,000	90,100	60,000	63,600
Trinity Industries, Inc. cv.
unsec. sub. notes 3 7/8s, 2036			175,000	130,813	155,000	115,863	105,000	78,488

Total convertible bonds and notes
(cost $3,921,831, $3,324,871 and
$2,303,632)				$4,041,585		$3,424,659		$2,382,283

FOREIGN GOVERNMENT BONDS AND NOTES(a)		Growth 0.1%		Balanced 0.2%		Conservative 0.3%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of) notes
zero %, 2012		BRL	4,130	$2,298,342	5,525	$3,074,659	4,838	$2,692,344

Total foreign government bonds and
notes (cost $2,459,533, $3,290,296
and $2,881,167)				$2,298,342		$3,074,659		$2,692,344

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.1%		Balanced 0.0%		Conservative 0.1%
	Expiration date/		Contract		Contract		Contract
	strike price		amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235		21,257,000	$633,033	10,378,000	$309,057	13,729,000	$408,850
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.23% versus the three month
USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23		21,257,000	626,657	10,378,000	305,943	13,729,000	404,731

Total purchased options
outstanding (cost $1,434,316,
$700,256 and $926,365)				$1,259,690		$615,000		$813,581

WARRANTS(a)(NON)	Expiration	Strike	Growth 0.0%		Balanced 0.0%	Conservative 0.0%
	date	Price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$5,742	--	$--	29	$2,871
Charter Communication Class A	11/30/14	46.86	62	388	37	231	12	75
Gansu Qilianshan Cement Group Co.
144A (China)	8/17/10	0.001	150,700	381,977	118,891	301,351	82,583	209,322
Qatar Telecom 144A (Qatar) (F)	11/30/09	0.01	--	--	2,719	108,357	1,889	75,280
Vertis Holdings, Inc. (F)	10/18/15	0.01	265	--	154	--	66	--

Total warrants (cost $267,074,
$322,044 and $223,747)				$388,107		$409,939		$287,548

PREFERRED STOCKS(a)		Growth 0.0%		Balanced 0.0%		Conservative 0.0%
			Shares	Value	Shares	Value	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% pfd.			221	$145,667	249	$164,122	144	$94,914

Total preferred stocks (cost
$131,557, $82,779 and $48,594)				$145,667		$164,122		$94,914

CONVERTIBLE PREFERRED STOCKS(a)		Growth 0.0%		Balanced 0.0%		Conservative --%
			Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd.
(In default) (NON)	684	$2,736	912	$3,648	--	$--

Total convertible preferred stocks
(cost $644,723, $859,630 and $--)		$2,736		$3,648		$--

MUNICIPAL BONDS AND NOTES(a)	Growth --%	Balanced 0.0%		Conservative 0.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	$--	$--	$210,000	$168,057	$220,000	$176,059
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A, 7.467s,
6/1/47	--	--	635,000	508,006	500,000	400,005

Total municipal bonds and notes
(cost $--, $844,978 and $719,977)		$--		$676,063		$576,064

SHORT-TERM INVESTMENTS(a)	Growth 30.8%	Balanced 29.0%		Conservative 34.5%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

Working Capital Management Co. for
an effective yield of 0.25%,
January 6, 2010	$--	$--	$--	$--	$9,400,000	$9,399,608
Working Capital Management Co. for
an effective yield of 0.33%,
January 5, 2010	9,500,000	9,499,652	--	--	--	--
U.S. Treasury Bills for
an effective yield of 0.265%,
November 18, 2010 (SEG) (SEGSF)	46,300,000	46,136,144	56,406,001	56,206,379	55,668,002	55,470,991
U.S. Treasury Bills for
an effective yield of 0.256%,
August 26, 2010 (SEG) (SEGSF)	25,685,001	25,651,943	21,083,001	21,055,866	7,479,999	7,470,373
U.S. Treasury Bills for
an effective yield of 0.456%,
April 1, 2010 (SEGSF)	6,233,000	6,225,682	--	--	--	--
U.S. Treasury Cash Management
Bills for an effective yield
of 0.346%, July 15, 2010 (SEG)
(SEGSF)	34,752,003	34,687,153	28,577,002	28,523,675	--	--
U.S. Treasury Cash Management
Bills for an effective yield
of 0.383%, June 10, 2010 (SEG)
(SEGSF)	3,125,000	3,119,694	--	--	--	--
Interest in $300,000,000 joint
tri-party repurchase agreement
dated December 31, 2009 with Bank
of New York Mellon due
January 4, 2010 -- maturity value
$225,000 for an effective yield
of 0.01% (collateralized by various
mortgage backed securities with
coupon rates from 5.0% to 5.5% and
due dates from April 1, 2038 to
December 1, 2039, valued
at $306,000,000)	225,000	225,000	--	--	--	--
Short-term investments held
as collateral for loaned securities
with yields ranging from zero% to
0.27% and due dates ranging from
January 4, 2010 to
February 19, 2010 (d)	94,950,893	94,939,159	70,099,047	70,090,394	26,543,908	26,540,634
Putnam Money Market Liquidity Fund
(e)	322,029,351	322,029,351	240,158,592	240,158,592	244,025,736	244,025,736

Total short-term investments (cost
$542,565,387, $416,068,356 and
$342,949,624)		$542,513,778		$416,034,906		$342,907,342

TOTAL INVESTMENTS

Total investments (cost
$1,845,155,955, $1,678,410,975 and
$1,245,212,548) (b)		$1,974,077,748		$1,768,551,539		$1,309,482,540

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $234,552,521) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$32,230,023	$33,036,628	1/20/10	$(806,605)
Brazilian Real	3,761,583	3,824,718	1/20/10	(63,135)
British Pound	29,234,225	30,064,889	1/20/10	(830,664)
Canadian Dollar	14,320,396	14,240,967	1/20/10	79,429
Chilean Peso	190,263	193,180	1/20/10	(2,917)
Czech Koruna	1,908,820	1,987,795	1/20/10	(78,975)
Danish Krone	1,309,582	1,378,205	1/20/10	(68,623)
Euro	32,578,139	34,194,750	1/20/10	(1,616,611)
Hong Kong Dollar	855,589	856,018	1/20/10	(429)
Hungarian Forint	2,352,025	2,466,600	1/20/10	(114,575)
Japanese Yen	31,004,703	33,136,151	1/20/10	(2,131,448)
Mexican Peso	3,453,957	3,525,856	1/20/10	(71,899)
New Zealand Dollar	616,851	613,397	1/20/10	3,454
Norwegian Krone	22,581,113	23,362,746	1/20/10	(781,633)
Polish Zloty	4,812,467	5,067,057	1/20/10	(254,590)
Singapore Dollar	4,255,871	4,327,131	1/20/10	(71,260)
South African Rand	5,500,132	5,509,665	1/20/10	(9,533)
South Korean Won	2,044,838	2,076,222	1/20/10	(31,384)
Swedish Krona	19,868,544	20,207,901	1/20/10	(339,357)
Swiss Franc	10,735,466	10,984,708	1/20/10	(249,242)
Turkish Lira (New)	3,487,951	3,497,937	1/20/10	(9,986)

Total				$(7,449,983)

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $296,526,264) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,880,533	$7,068,235	1/20/10	$187,702
Brazilian Real	3,623,842	3,685,062	1/20/10	61,220
British Pound	29,280,661	29,966,875	1/20/10	686,214
Canadian Dollar	20,311,940	20,255,365	1/20/10	(56,575)
Chilean Peso	1,283,593	1,304,123	1/20/10	20,530
Czech Koruna	4,107,366	4,412,735	1/20/10	305,369
Danish Krone	360,683	379,583	1/20/10	18,900
Euro	126,842,818	131,954,798	1/20/10	5,111,980
Hong Kong Dollar	3,298,393	3,300,084	1/20/10	1,691
Hungarian Forint	599,023	627,467	1/20/10	28,444
Japanese Yen	33,496,384	35,721,805	1/20/10	2,225,421
Mexican Peso	1,326,707	1,373,940	1/20/10	47,233
New Zealand Dollar	1,075,811	1,069,369	1/20/10	(6,442)
Norwegian Krone	8,942,994	9,215,586	1/20/10	272,592
Polish Zloty	2,546,720	2,618,205	1/20/10	71,485
Singapore Dollar	12,430,914	12,623,781	1/20/10	192,867
South African Rand	3,575,499	3,577,893	1/20/10	2,394
South Korean Won	1,171,860	1,158,296	1/20/10	(13,564)
Swedish Krona	8,758,990	9,106,177	1/20/10	347,187
Swiss Franc	11,560,015	11,946,669	1/20/10	386,654
Taiwan Dollar	5,203,991	5,150,380	1/20/10	(53,611)
Turkish Lira (New)	9,812	9,836	1/20/10	24

Total				$9,837,715

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	46	$4,421,246	Jan-10	$165,319
Canadian Government Bond 10 yr (Long)	92	10,357,581	Mar-10	(161,244)
DAX Index (Long)	25	5,335,242	Mar-10	163,741
Dow Jones Euro Stoxx 50 Index (Short)	1,133	48,232,861	Mar-10	(1,553,936)
Euro-Bobl 5 yr (Short)	8	1,325,371	Mar-10	9,139
Euro-Bund 10 yr (Short)	91	15,796,923	Mar-10	239,772
Euro-CAC 40 Index (Short)	183	10,331,822	Jan-10	(277,202)
Euro-Schatz 2 yr (Short)	46	7,113,528	Mar-10	12,182
FTSE 100 Index (Short)	611	52,961,095	Mar-10	(1,399,467)
FTSE/MIB Index (Long)	55	9,171,407	Mar-10	248,696
IBEX 35 Index (Long)	47	8,027,571	Jan-10	222,502
Japanese Government Bond 10 yr (Short)	4	6,006,019	Mar-10	(11,197)
Japanese Government Bond 10 yr Mini (Long)	39	5,857,126	Mar-10	12,408
MSCI EAFE Index E-Mini (Long)	60	4,706,400	Mar-10	10,680
NASDAQ 100 Index E-Mini (Short)	284	10,557,700	Mar-10	(387,660)
OMXS 30 Index (Short)	614	8,178,939	Jan-10	(33,129)
Russell 2000 Index Mini (Long)	676	42,175,640	Mar-10	1,989,468
Russell 2000 Index Mini (Short)	368	22,959,520	Mar-10	(1,084,496)
S&P 500 Index (Long)	98	27,212,150	Mar-10	460,247
S&P 500 Index E-Mini (Long)	7,478	415,309,425	Mar-10	7,419,286
S&P 500 Index E-Mini (Short)	739	41,042,213	Mar-10	(734,936)
S&P Mid Cap 400 Index E-Mini (Long)	858	62,196,420	Mar-10	2,676,031
S&P/TSX 60 Index (Long)	113	14,915,525	Mar-10	344,981
SGX MSCI Singapore Index (Short)	58	2,887,607	Jan-10	(50,647)
SPI 200 Index (Short)	178	19,514,341	Mar-10	(821,315)
Tokyo Price Index (Short)	325	31,595,282	Mar-10	(371,842)
U.K. Gilt 10 yr (Long)	177	32,750,543	Mar-10	(270,654)
U.S. Treasury Bond 20 yr (Long)	1,100	126,912,500	Mar-10	(5,073,205)
U.S. Treasury Bond 20 yr (Short)	154	17,767,750	Mar-10	743,639
U.S. Treasury Note 2 yr (Long)	388	83,911,063	Mar-10	(444,770)
U.S. Treasury Note 2 yr (Short)	215	46,497,110	Mar-10	217,158
U.S. Treasury Note 5 yr (Short)	426	48,727,078	Mar-10	783,149
U.S. Treasury Note 10 yr (Long)	626	72,273,656	Mar-10	(1,754,526)
U.S. Treasury Note 10 yr (Short)	514	59,342,906	Mar-10	1,573,274

Total				$2,861,446

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $19,987,119) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing August 17, 2021.	$2,152,000	Aug-11/4.49	$96,194
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing August 17, 2021.	6,368,000	Aug-11/4.49	284,650
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.525	162,481
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.525	729,684
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.08% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	15,097,000	Feb-10/5.08	1,319,176
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	1,261,000	Aug-11/4.475	54,904
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	1,261,000	Aug-11/4.475	82,596
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	186,612
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	280,733
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month USD-LIBOR-
BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	50,012
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month USD-
LIBOR-BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	67,132
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing
August 17, 2021.	2,152,000	Aug-11/4.49	139,342
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month USD-LIBOR-
BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	147,992
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month USD-
LIBOR-BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	198,650
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing
August 17, 2021.	6,368,000	Aug-11/4.49	412,328
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.70% versus the three month USD-LIBOR-
BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.7	64,075
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.70% versus the three month USD-
LIBOR-BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.7	68,262
Option on an interest rate swap with Bank of America, N.A. for the obligation to

pay a fixed rate of 4.70% versus the three month USD-LIBOR-
BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.7	205,019
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.70% versus the three month USD-
LIBOR-BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.7	218,414
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	5,356,500	Jul-11/4.745	287,537
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	5,356,500	Jul-11/4.745	293,161
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	24,055,500	Jul-11/4.745	1,291,299
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	24,055,500	Jul-11/4.745	1,316,558
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	1,674,500	Jul-11/4.5475	77,697
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing
July 26, 2021.	1,674,500	Jul-11/4.5475	101,491
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,349,000	Jul-11/4.52	151,710
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.46	153,339
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,349,000	Jul-11/4.52	206,633
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.525	219,616
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	3,571,000	Jul-11/4.46	228,818
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	7,520,000	Jul-11/4.5475	348,928
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing
July 26, 2021.	7,520,000	Jul-11/4.5475	455,787
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	15,040,000	Jul-11/4.52	681,312
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.46	688,629
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	15,040,000	Jul-11/4.52	927,968
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	16,037,000	Jul-11/4.525	986,271
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing

July 26, 2021.	16,037,000	Jul-11/4.46	1,027,597
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.235% versus the three month USD-
LIBOR-BBA maturing
June 11, 2020.	5,222,000	Jun-10/5.235	35,249
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.235% versus the three month USD-
LIBOR-BBA maturing
June 11, 2020.	16,035,000	Jun-10/5.235	108,236
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	1,917,500	May-12/5.51	166,489
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	2,196,500	May-12/5.51	190,714
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.23% versus the three month USD-
LIBOR-BBA maturing
June 9, 2020.	5,222,000	Jun-10/5.23	34,535
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.23% versus the three month USD-
LIBOR-BBA maturing
June 9, 2020.	16,035,000	Jun-10/5.23	106,046
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.22% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	15,097,000	Feb-10/5.22	1,492,790
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	1,917,500	May-12/5.51	88,919
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	2,196,500	May-12/5.51	101,857
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.22% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	15,097,000	Feb-10/5.22	7,699
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.08% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	15,097,000	Feb-10/5.08	11,625

Total			$16,556,766

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$13,471,000		$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$391,492

	7,089,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	94,217

	200,852,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	5,102,287

	12,082,000		37,713	10/1/18	3 month USD-LIBOR-BBA	4.30%	607,376

	200,000		--	12/15/39	3 month USD-LIBOR-BBA	4.3125%	(6,613)

	4,100,000		--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	94,134

	7,200,000		--	3/2/11	5.815%	3 month USD-LIBOR-BBA	(558,706)

Barclays Bank PLC
	108,042,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	390,149

Citibank, N.A
	110,800,000		--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(1,498,405)

	10,400,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(674,857)

	31,389,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(53,917)

	97,748,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,540,438

	15,651,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	337,980

	4,100,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	10,751

	70,812,000		3,732	11/12/24	3 month USD-LIBOR-BBA	4.04%	(2,123,431)

	19,382,000		(24,217)	11/12/39	4.28%	3 month USD-LIBOR-BBA	649,364

EUR	13,060,000		--	12/10/11	1.734%	6 month EUR-EURIBOR-REUTERS	34,487

	$6,029,000		--	12/23/29	4.325%	3 month USD-LIBOR-BBA	111,663

EUR	13,070,000		--	12/24/11	1.715%	6 month EUR-EURIBOR-REUTERS	53,297

EUR	25,630,000		--	11/24/11	6 month EUR-EURIBOR-REUTERS	1.71%	(53,109)

GBP	23,030,000		--	11/20/11	1.75%	6 month GBP-LIBOR-BBA	78,927

	$2,730,000		12,354	11/24/29	3 month USD-LIBOR-BBA	4.06%	(127,351)

	1,395,600		--	12/7/14	2.48375%	3 month USD-LIBOR-BBA	28,026

Credit Suisse International
	40,170,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,041,743

	6,998,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	166,321

	127,471,000		(57,582)	12/16/13	2.23%	3 month USD-LIBOR-BBA	1,361,631

	4,940,000		--	12/18/14	3 month USD-LIBOR-BBA	2.695%	(56,195)

	70,808,000		166,985	12/18/39	4.37%	3 month USD-LIBOR-BBA	1,853,676

	74,599,000		286,124	12/18/24	4.17%	3 month USD-LIBOR-BBA	1,752,953

	79,325,000		168,053	12/18/14	2.74%	3 month USD-LIBOR-BBA	901,749

	59,562,000		41,946	12/18/11	1.23%	3 month USD-LIBOR-BBA	192,266

	5,304,100		--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	64,076

	2,077,200		--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(786)

	14,904,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(1,980,955)

	1,365,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	23,096

	1,400,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	17,573

	6,728,000		3,229	12/16/39	4.32%	3 month USD-LIBOR-BBA	218,072

	65,389,000		35,297	12/16/19	3 month USD-LIBOR-BBA	3.66%	(1,533,240)

	4,672,000		--	9/24/24	3.975%	3 month USD-LIBOR-BBA	144,014

	4,100,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	13,165

	2,730,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	19,734

	22,000,000		--	6/16/14	3.237%	3 month USD-LIBOR-BBA	(473,131)

Deutsche Bank AG
	6,483,300		--	11/24/24	3.91386%	3 month USD-LIBOR-BBA	297,222

	19,657,900		--	11/24/29	4.07%	3 month USD-LIBOR-BBA	979,233

	28,209,000		(50,490)	12/2/18	3.18%	3 month USD-LIBOR-BBA	1,312,629

	170,005,000		(70,634)	12/4/10	3 month USD-LIBOR-BBA	0.53%	(148,978)

	21,800,000		--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(364,670)

	12,250,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(2,576,143)

	13,737,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	184,912

	47,050,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(6,419,959)

	23,670,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(73,898)

	82,964,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(630,597)

	37,021,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(4,544,088)

	16,154,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(1,887,195)

	230,000,000		--	3/16/16	3 month USD-LIBOR-BBA	2.85%	(4,445,964)

	17,969,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	203,855

	9,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(735,252)

	1,956,000		(3,081)	10/2/29	3.85%	3 month USD-LIBOR-BBA	141,638

	1,036,000		361	10/2/19	3 month USD-LIBOR-BBA	3.45%	(33,450)

	2,530,000		550	10/2/11	3 month USD-LIBOR-BBA	1.29%	9,465

	1,247,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(64,613)

Goldman Sachs International
	7,280,000		(45,062)	11/18/18	3 month USD-LIBOR-BBA	4.10%	139,017

	9,723,000		13,071	11/10/29	4.21%	3 month USD-LIBOR-BBA	296,804

	38,554,000		168,426	11/20/19	3 month USD-LIBOR-BBA	3.4%	(1,483,678)

	1,133,900		--	11/23/14	2.46%	3 month USD-LIBOR-BBA	22,181

	2,527,500		--	11/24/14	2.4675%	3 month USD-LIBOR-BBA	48,681

	4,400,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	55,230

	1,600,000		--	12/16/24	3 month USD-LIBOR-BBA	4.095%	(44,682)

	1,300,000		--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(20,975)

	8,412,000		--	12/24/19	3.92%	3 month USD-LIBOR-BBA	24,925

	34,401,200		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	82,866

AUD	17,025,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(171,689)

EUR	33,670,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	79,024

GBP	30,470,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(303,947)

JPMorgan Chase Bank, N.A.
	$37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(2,122,203)

	441,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(41,373)

	78,169,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	931,261

	45,327,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	499,010

	8,543,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	93,272

	3,305,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	47,581

	51,868,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,623,076

	9,027,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	298,225

	7,661,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	248,663

AUD	5,100,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(65,822)

CAD	5,100,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	51,055

	$42,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,177,243)

JPY	293,300,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(78,337)

JPY	394,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	40,939

	$9,883,200		--	12/11/24	3.9925%	3 month USD-LIBOR-BBA	384,959

GBP	5,230,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	163,721

EUR	13,060,000		--	12/14/11	1.7435%	6 month EUR-EURIBOR-REUTERS	33,738

EUR	8,800,000		--	12/15/11	1.775%	6 month EUR-EURIBOR-REUTERS	15,506

	$3,500,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	64,435

AUD	1,187,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	(7,778)

AUD	3,562,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	(23,585)

	$136,347,700		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	373,880

	11,195,000		7,988	11/23/11	1.05%	3 month USD-LIBOR-BBA	58,259

	2,549,000		3,878	11/23/14	2.48%	3 month USD-LIBOR-BBA	51,343

PLN	10,550,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	47,794

HUF	282,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(19,869)

HUF	74,100,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(6,747)

	$23,312,600		--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(92,910)

AUD	13,620,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(155,836)

	$93,087,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	1,473,593

CAD	6,990,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(10,360)

CAD	1,540,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(109,493)

CAD	7,170,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	111,840

CAD	2,290,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(190,254)

	$31,430,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	284,620

	34,570,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	501,003

Total							$(7,622,172)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$3,705,000		11/6/14	2.07%	USA Non Revised	$(45,942)
					Consumer Price
					Index- Urban
					(CPI-U)

Credit Suisse International
	1,235,000		11/17/14	2.025%	USA Non Revised	(16,688)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,235,000		11/19/14	2.01%	USA Non Revised	(17,748)
					Consumer Price
					Index- Urban
					(CPI-U)

	3,705,000		11/6/14	2.0667%	USA Non Revised	(39,649)
					Consumer Price
					Index- Urban
					(CPI-U)

	2,470,000		11/10/14	2.0775%	USA Non Revised	(25,940)
					Consumer Price
					Index- Urban
					(CPI-U)

Baskets	5,256		7/15/10	(3 month USD-	The Middle East	(610,248)
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
EUR	8,850,000		3/27/14	1.785%	Eurostat	12,677
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	14,750,000		4/30/13	2.375%	French Consumer	861,807
					Price Index
					excluding tobacco

EUR	14,750,000		4/30/13	(2.41%)	Eurostat	(843,637)
					Eurozone HICP
					excluding tobacco

EUR	14,750,000		5/6/13	2.34%	French Consumer	831,594
					Price Index
					excluding tobacco

EUR	14,750,000		5/6/13	(2.385%)	Eurostat	(818,072)
					Eurozone HICP
					excluding tobacco

Baskets	10,539	(F)	11/24/10	(3 month USD-	A basket	(910,950)
				LIBOR-BBA)	(GSPMTGCC)
					of common stocks

EUR	760,000		4/23/14	1.67%	Eurostat	(12,693)
					Eurozone HICP
					excluding tobacco

EUR	8,850,000		4/14/14	1.835%	Eurostat	(47,791)
					Eurozone HICP
					excluding tobacco

	$15,760,000		5/18/10	(0.25%)	USA Non Revised	371,936
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
Shares	966,887		10/20/10	(3 month USD-	iShares MSCI	452,600
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Shares	74,870		7/29/10	(3 month USD-	S&P 500	2,309,465
				LIBOR-BBA )	Information
					Technology Total
					Return Index

Shares	46,591		7/29/10	3 month USD-	S&P 500 Energy	372,695
				LIBOR-BBA	Total Return
					Index

UBS, AG
Contracts	1,632		2/8/10	(3 month USD-	MSCI Daily Total	72,055
				LIBOR-BBA minus	Return Net
				3.50%)	Emerging Markets
					India USD Index

Contracts	1,542		6/28/10	(3 month USD-	MSCI 10 year	69,316
				LIBOR-BBA)	Total Return Net
					Emerging Markets
					India USD Index

Total	$1,964,787

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$255	$370,000	10/12/52	(134 bp)	$277,024

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	935,000	12/20/12	(252 bp)	(25,879)

Mattel, Inc., 7 1/4%,
7/9/12	--	--	1,645,000	3/20/13	(157.2 bp)	(51,193)

Nalco Co., 7.75%,
11/15/11	Ba2	--	70,000	9/20/12	350 bp	2,977

Spectra Energy Capital,
6 1/4%, 2/15/13	--	--	1,645,000	9/20/14	(115 bp)	(46,079)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--	1,485,000	12/20/11	(370 bp)	(59,260)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--	1,485,000	10/20/11	(370 bp)	(65,696)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	69,445	339,044	7/25/45	18 bp	29,614

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	54,926	254,177	7/25/45	18 bp	25,065

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	273,470	464,000	8/25/37	9 bp	5,329

Citibank, N.A.
DJ ABX HE AAA Index	BBB-	513,565	2,364,395	5/25/46	11 bp	(100,447)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	BBB-	107,016	479,373	5/25/46	11 bp	(17,473)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	34,119	148,730	7/25/45	18 bp	16,765

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	397,746	2,063,403	5/25/46	11 bp	(138,101)

Dominion Resources
Inc., 5.15%, 7/15/15	--	--	5,295,000	6/20/18	(73 bp)	(80,765)

Hanson Plc, 7 7/8%,
9/27/10	--	--	1,535,000	9/20/16	(71 bp)	111,568

International Lease
Finance Corp., 4.15%,
1/20/15	--	--	625,000	9/20/13	(105 bp)	134,237

Lexmark International,
Inc., 5.9%, 6/1/13	Baa3	--	905,000	6/20/13	108.5 bp	1,890

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	1,755,000	12/20/12	(275 bp)	(52,615)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	295,000	6/20/11	(250 bp)	(5,013)

Masco Corp., 5 7/8%,
7/15/12	--	--	2,370,000	3/20/17	(213 bp)	18,318

Qwest Capital Funding,
7 3/4%, 2/15/31	--	--	1,475,000	6/20/13	(263 bp)	(10,773)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(10,504)	1,180,000	12/20/19	(100 bp)	8,115

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	199,423	862,675	7/25/45	18 bp	98,076

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,056,435	2,200,912	5/25/46	11 bp	484,198

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	347,938	586,000	8/25/37	9 bp	9,523

DJ CMB NA CMBX AAA Index	AA+	83,722	503,000	12/13/49	8 bp	5,547

DJ CMB NA CMBX AJ Index	--	(79,093)	246,000	2/17/51	(96 bp)	40,842

DJ CMBX NA AAA Series 4
Version 1 Index	--	(1,014,140)	2,455,000	2/17/51	(35 bp)	(595,951)

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	67,376	1,180,000	12/20/19	100 bp	10,354

Southwest Airlines,
5 1/4%, 10/1/14	--	--	590,000	3/20/12	(190 bp)	(13,818)

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	--	--	1,705,000	6/20/11	(102 bp)	(11,443)

CBS Corp., 4 5/8%,
5/15/18	--	--	1,465,000	9/20/12	(87 bp)	(3,173)

CNA Financial Corp.,
5.85%, 12/15/14	--	--	1,415,000	9/20/16	(155 bp)	72,386

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	24,041	97,809	7/25/45	18 bp	12,550

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	136,544	345,301	5/25/46	11 bp	46,873

DJ CDX NA IG Series 13
Version 1 Index	BBB+	--		7,515,000	12/20/14	100 bp	54,225

DJ CDX NA IG Series 13
Version 1 Index	--	--		12,872,000	12/20/14	(100 bp)	(92,879)

Expedia Inc., 7.456%,
8/15/18	--	--		660,000	12/20/13	(310 bp)	(59,702)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		460,000	9/20/13	109 bp	(7,308)

Hanson PLC., 7 7/8%,
9/27/10	--	--		260,000	9/20/16	(255 bp)	(8,923)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,335,000	2/19/10	153 bp	5,149

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		775,000	12/20/13	112 bp	13,239

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	--		1,730,000	9/20/13	(129 bp)	(39,574)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000	9/20/13	715 bp	24,997

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	605,000	9/20/13	477 bp	46,640

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	605,000	9/20/13	535 bp	63,788

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	--	--		$885,000	9/20/11	(160 bp)	4,470

CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		340,000	9/20/13	495 bp	26,443

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	567,331		1,252,098	5/25/46	11 bp	242,177

DJ CDX NA CMBX AAA Index	AAA	8,778		240,000	3/15/49	7 bp	(17,919)

DJ CDX NA IG Series 12
Version 1 Index	--	(12,173)		274,784	6/20/14	(100 bp)	(14,332)

DJ CMB NA CMBX AAA Index	AA	1,067,975		14,468,000	2/17/51	35 bp	(1,394,704)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	1,195,000	3/20/13	680 bp	(300,869)

Pearson PLC., 7%,
10/27/14	--	--		$1,500,000	6/20/18	(96 bp)	(38,090)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		860,000	12/20/13	118.1 bp	7,844

JPMorgan Chase Bank, N.A.
Cox Communications,
Inc., 6.8%, 8/1/28	--	--		2,360,000	3/20/10	(45 bp)	(1,316)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	118,053		514,896	5/25/46	11 bp	(15,666)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	138,216		344,537	5/25/46	11 bp	48,740

DJ CDX NA IG Series 13
Version 1 Index	--	72,594		50,778,000	12/20/14	(100 bp)	(293,798)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(702,897)		1,800,000	2/17/51	(35 bp)	(396,897)

DJ CMBX NA AAA Series 4
Version 1 Index	AA	898,927		2,302,000	2/17/51	35 bp	507,587

Expedia, Inc., 7.456%,
8/15/18	--	--		440,000	9/20/13	(300 bp)	(36,580)

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		1,550,000	6/20/13	(113 bp)	891

Nextel Communications,
7 3/8%, 8/1/15	--	--		1,685,000	9/20/13	(540 bp)	(50,280)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B2	--		280,000	6/20/13	595 bp	11,421

TDC AS, 6 1/2%, 4/19/12	--	--	EUR	655,000	9/20/13	(200 bp)	(29,485)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$815,000	12/20/13	113 bp	14,234

Merrill Lynch International
Block Financial LLC.
5 1/8%, 10/30/14	--	--		2,110,000	12/20/14	(69 bp)	(19,308)

Computer Sciences Corp,
5%, 2/15/13	--	--		750,000	3/20/13	(66 bp)	(8,791)

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	--		1,318,000	9/20/10	(470 bp)	10,483

Pearson PLC, 7%,
10/27/14	--	--		970,000	6/20/18	(65 bp)	(2,521)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(40,625)	EUR	3,414,000	12/20/14	(500 bp)	(181,510)

Nalco Co., 7.75%,
11/15/11	Ba2	--		$70,000	9/20/12	330 bp	2,686

Nalco Co., 7.75%,
11/15/11	Ba2	--	110,000	3/20/13	460 bp	8,462

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--	610,000	9/20/16	(250 bp)	(19,162)

Total						$(1,802,566)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $209,542,524) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$36,504,345	$37,476,304	1/20/10	$(971,959)
Brazilian Real	3,047,992	3,098,325	1/20/10	(50,333)
British Pound	26,417,960	27,170,388	1/20/10	(752,428)
Canadian Dollar	13,165,405	13,083,955	1/20/10	81,450
Czech Koruna	1,821,678	1,904,865	1/20/10	(83,187)
Euro	29,308,480	30,911,856	1/20/10	(1,603,376)
Hungarian Forint	2,379,334	2,493,700	1/20/10	(114,366)
Japanese Yen	24,006,371	25,657,061	1/20/10	(1,650,690)
Mexican Peso	3,111,963	3,177,000	1/20/10	(65,037)
New Zealand Dollar	496,149	493,370	1/20/10	2,779
Norwegian Krone	22,736,687	23,505,081	1/20/10	(768,394)
Polish Zloty	4,684,695	4,933,012	1/20/10	(248,317)
Singapore Dollar	611,298	621,534	1/20/10	(10,236)
South African Rand	4,847,299	4,855,355	1/20/10	(8,056)
South Korean Won	1,635,591	1,660,836	1/20/10	(25,245)
Swedish Krona	17,441,000	17,674,473	1/20/10	(233,473)
Swiss Franc	7,701,041	7,857,914	1/20/10	(156,873)
Turkish Lira (New)	2,959,148	2,967,495	1/20/10	(8,347)

Total				$(6,666,088)

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $266,798,901) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,272,191	$16,717,542	1/20/10	$445,351
Brazilian Real	4,053,884	4,122,988	1/20/10	69,104
British Pound	26,712,763	27,298,338	1/20/10	585,575
Canadian Dollar	17,482,791	17,433,205	1/20/10	(49,586)
Chilean Peso	874,622	888,765	1/20/10	14,143
Czech Koruna	4,452,473	4,783,395	1/20/10	330,922
Danish Krone	1,375,983	1,448,086	1/20/10	72,103
Euro	107,683,768	111,865,019	1/20/10	4,181,251
Hong Kong Dollar	1,798,922	1,799,827	1/20/10	905
Hungarian Forint	924,875	968,793	1/20/10	43,918
Japanese Yen	26,338,638	27,878,162	1/20/10	1,539,524
Mexican Peso	1,308,785	1,355,380	1/20/10	46,595
New Zealand Dollar	1,566,015	1,556,893	1/20/10	(9,122)
Norwegian Krone	11,677,283	12,052,459	1/20/10	375,176
Polish Zloty	2,091,512	2,155,062	1/20/10	63,550
Singapore Dollar	7,279,745	7,388,827	1/20/10	109,082
South African Rand	3,184,997	3,187,130	1/20/10	2,133
South Korean Won	742,812	734,209	1/20/10	(8,603)
Swedish Krona	5,079,540	5,280,968	1/20/10	201,428
Swiss Franc	13,046,020	13,483,624	1/20/10	437,604
Taiwan Dollar	4,446,656	4,400,229	1/20/10	(46,427)

Total				$8,404,626

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	19	$1,826,167	Jan-10	$68,284
Canadian Government Bond 10 yr (Long)	98	11,033,075	Mar-10	(172,114)
DAX Index (Long)	23	4,908,423	Mar-10	150,642
Dow Jones Euro Stoxx 50 Index (Long)	6	255,426	Mar-10	8,487
Dow Jones Euro Stoxx 50 Index (Short)	976	41,549,226	Mar-10	(1,338,038)
Euro-Bobl 5 yr (Short)	11	1,822,385	Mar-10	12,566
Euro-Bund 10 yr (Short)	123	21,351,884	Mar-10	323,997
Euro-CAC 40 Index (Short)	180	10,162,448	Jan-10	(272,657)
Euro-Schatz 2 yr (Short)	58	8,969,230	Mar-10	15,362
FTSE 100 Index (Short)	373	32,331,405	Mar-10	(854,338)
FTSE/MIB Index (Long)	36	6,003,102	Mar-10	162,783
IBEX 35 Index (Long)	22	3,757,586	Jan-10	104,150
MSCI EAFE Index E-Mini (Long)	67	5,255,480	Mar-10	11,926
NASDAQ 100 Index E-Mini (Short)	238	8,847,650	Mar-10	(324,870)
OMXS 30 Index (Short)	448	5,967,695	Jan-10	(24,172)
Russell 2000 Index (Long)	562	35,063,180	Mar-10	1,653,966
Russell 2000 Index (Short)	152	9,483,280	Mar-10	(447,944)
S&P 500 Index (Long)	45	12,495,375	Mar-10	223,144
S&P 500 Index E-Mini (Long)	3828	212,597,550	Mar-10	3,797,946
S&P 500 Index E-Mini (Short)	696	38,654,100	Mar-10	(692,172)
S&P Mid Cap 400 Index E-Mini (Long)	389	28,198,610	Mar-10	1,216,792
S&P/TSX 60 Index (Long)	77	10,163,676	Mar-10	235,075
SGX MSCI Singapore Index (Short)	55	2,738,248	Jan-10	(48,027)
SPI 200 Index (Short)	112	12,278,687	Mar-10	(516,783)
Tokyo Price Index (Short)	289	28,095,497	Mar-10	(330,653)
U.K. Gilt 10 yr (Long)	179	33,120,605	Mar-10	(275,105)
U.S. Treasury Bond 20 yr (Long)	1467	169,255,125	Mar-10	(6,747,542)
U.S. Treasury Bond 20 yr (Short)	273	31,497,375	Mar-10	1,318,413
U.S. Treasury Note 2 yr (Long)	586	126,731,657	Mar-10	(698,267)
U.S. Treasury Note 2 yr (Short)	160	34,602,500	Mar-10	161,372
U.S. Treasury Note 5 yr (Long)	137	15,670,445	Mar-10	(252,127)
U.S. Treasury Note 5 yr (Short)	295	33,742,930	Mar-10	539,321
U.S. Treasury Note 10 yr (Long)	1097	126,652,078	Mar-10	(3,092,775)
U.S. Treasury Note 10 yr (Short)	636	73,428,188	Mar-10	1,848,001

Total				$(4,235,357)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $30,302,978) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing August 17, 2021.	$9,568,000	Aug-11/4.49	$427,690
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.49% versus the three month USD-LIBOR-BBA
maturing
August 17, 2021.	9,568,000	Aug-11/4.49	619,528
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.525	860,314
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.525% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.525	1,162,837
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.08% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	38,405,000	Feb-10/5.08	3,355,829
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.08% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	38,405,000	Feb-10/5.08	29,572
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	284,011
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.475% versus the three month USD-
LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	427,257
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month USD-LIBOR-
BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	222,360
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month USD-
LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	298,474
Option on an interest rate swap with Bank of America, N.A. for the obligation to
pay a fixed rate of 4.70% versus the three month USD-LIBOR-
BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.7	226,658
Option on an interest rate swap with Bank of America, N.A. for the obligation to
receive a fixed rate of 4.70% versus the three month USD-
LIBOR-BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.7	241,467
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	28,362,000	Jul-11/4.745	1,552,252
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.745% versus the three month USD-
LIBOR-BBA maturing
July 27, 2021.	28,362,000	Jul-11/4.745	1,522,472
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	411,382
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive
a fixed rate of 4.5475% versus the three month USD-LIBOR-
BBA maturing
July 26, 2021.	8,866,000	Jul-11/4.5475	537,368
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	17,732,000	Jul-11/4.52	803,260
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive

a fixed rate of 4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	17,732,000	Jul-11/4.52	1,094,064
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	811,910
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.46% versus the three month USD-
LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	1,211,561
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.235% versus the three month USD-
LIBOR-BBA maturing
June 11, 2020.	10,378,000	Jun-10/5.235	70,052
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.23% versus the three month USD-
LIBOR-BBA maturing
June 9, 2020.	10,378,000	Jun-10/5.23	68,634
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.215% versus the three month USD-
LIBOR-BBA maturing
February 18, 2020.	56,491,000	Feb-10/5.215	5,601,082
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.215% versus the three month USD-
LIBOR-BBA maturing
February 18, 2020.	56,491,000	Feb-10/5.215	19,772
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	1,059,540
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.51% versus the three month USD-
LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	565,883
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 4.02% versus the three month USD-
LIBOR-BBA maturing
October 14, 2020.	7,840,500	Oct-10/4.02	191,779
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 4.02% versus the three month USD-
LIBOR-BBA maturing
October 14, 2020.	7,840,500	Oct-10/4.02	431,463
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of 5.22% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	38,405,000	Feb-10/5.22	3,797,486
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation
to receive a fixed rate of 5.22% versus the three month USD-
LIBOR-BBA maturing
February 24, 2020.	38,405,000	Feb-10/5.22	19,587

Total			$27,925,544

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$24,333,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$349,702

	180,482,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	4,584,817

	6,000,000		--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	137,757

	30,577,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,001,873

	9,379,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(671,018)

Citibank, N.A
	8,800,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(571,033)

	87,835,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,282,803

	5,425,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	14,225

	152,178,000		8,020	11/12/24	3 month USD-LIBOR-BBA	4.04%	(4,563,344)

	49,931,000		(62,386)	11/12/39	4.28%	3 month USD-LIBOR-BBA	1,672,862

EUR	17,020,000		--	12/10/11	1.734%	6 month EUR-EURIBOR-REUTERS	44,944

	$9,013,600		--	12/23/29	4.325%	3 month USD-LIBOR-BBA	166,942

EUR	17,020,000		--	12/24/11	1.715%	6 month EUR-EURIBOR-REUTERS	69,404

EUR	33,980,000		--	11/24/11	6 month EUR-EURIBOR-REUTERS	1.71%	(70,412)

GBP	30,530,000		--	11/20/11	1.75%	6 month GBP-LIBOR-BBA	104,631

Credit Suisse International
	$36,096,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	936,091

	117,045,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,781,809

	17,848,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(807,331)

	187,367,000		(84,637)	12/16/13	2.23%	3 month USD-LIBOR-BBA	2,001,434

	6,550,000		--	12/18/14	3 month USD-LIBOR-BBA	2.695%	(74,509)

	106,535,000		251,239	12/18/39	4.37%	3 month USD-LIBOR-BBA	2,788,969

	73,090,000		280,336	12/18/24	4.17%	3 month USD-LIBOR-BBA	1,717,494

	119,525,000		253,218	12/18/14	2.74%	3 month USD-LIBOR-BBA	1,358,733

	197,053,000		138,772	12/18/11	1.23%	3 month USD-LIBOR-BBA	636,087

	7,076,900		--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	85,493

	4,895,900		--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(1,854)

	1,810,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	30,626

	11,800,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	148,118

	190,265,000		102,704	12/16/19	3 month USD-LIBOR-BBA	3.66%	(4,461,331)

	5,425,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	17,420

	3,620,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	26,167

Deutsche Bank AG
	81,747,000		146,316	12/2/18	3 month USD-LIBOR-BBA	3.18%	(3,803,873)

	25,100,000		--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(419,872)

	16,595,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,489,885)

	223,506,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	2,035,865

	139,700,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(433,419)

	14,333,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(2,227,751)

	122,102,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(381,201)

	99,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(14,355,920)

	60,300,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	697,975

	71,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(5,800,318)

	1,909,000		(3,007)	10/2/29	3.85%	3 month USD-LIBOR-BBA	138,234

	1,011,000		352	10/2/19	3 month USD-LIBOR-BBA	3.45%	(32,643)

	2,469,000		536	10/2/11	3 month USD-LIBOR-BBA	1.29%	9,237

	16,332,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(846,241)

Goldman Sachs International
	5,956,000		(36,867)	11/18/18	3 month USD-LIBOR-BBA	4.10%	113,735

	13,800,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	173,223

	5,600,000		--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(90,353)

	11,111,400		--	12/24/19	3.92%	3 month USD-LIBOR-BBA	32,924

	37,624,700		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	90,631

AUD	20,650,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(208,246)

EUR	43,310,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	101,649

GBP	39,190,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(390,931)

JPMorgan Chase Bank, N.A.
	$118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(6,758,129)

	125,112,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,490,513

	226,815,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	2,497,032

	40,554,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	583,847

	59,238,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,853,701

	24,487,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	808,978

	130,320,000		(507,614)	12/10/19	3 month USD-LIBOR-BBA	3.59%	(4,310,643)

AUD	6,460,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(83,375)

CAD	6,460,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	64,670

	$74,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(2,067,829)

JPY	372,000,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(99,357)

JPY	500,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	51,924

	$121,112,000		(216,379)	12/10/12	3 month USD-LIBOR-BBA	1.73%	(1,110,462)

	119,889,000		557,604	12/10/29	4.18%	3 month USD-LIBOR-BBA	4,957,300

	165,669,000		(107,320)	12/10/10	3 month USD-LIBOR-BBA	0.59%	(106,034)

	9,118,900		--	12/10/19	3 month USD-LIBOR-BBA	3.525%	(316,336)

GBP	6,950,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	217,565

EUR	17,020,000		--	12/14/11	1.7435%	6 month EUR-EURIBOR-REUTERS	43,968

EUR	11,500,000		--	12/15/11	1.775%	6 month EUR-EURIBOR-REUTERS	20,263

	$7,500,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	138,075

AUD	1,580,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	(10,348)

AUD	4,740,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	(31,380)

	$149,123,700		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	408,913

PLN	12,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	57,987

HUF	356,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(25,083)

HUF	93,600,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(8,523)

	$25,496,900		--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(101,615)

AUD	16,520,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(189,017)

CAD	8,690,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(12,879)

CAD	1,910,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(135,799)

CAD	8,920,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	139,137

CAD	2,840,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(235,948)

	$119,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	1,394,126

	25,540,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	231,282

	56,310,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	816,069

	1,530,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	6,893

Total	$(17,170,125)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$4,905,000		11/6/14	2.07%	USA Non Revised	$(60,822)
					Consumer Price
					Index- Urban
					(CPI-U)

Credit Suisse International
	1,635,000		11/17/14	2.025%	USA Non Revised	(22,093)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,635,000		11/19/14	2.01%	USA Non Revised	(23,496)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,905,000		11/6/14	2.0667%	USA Non Revised	(52,491)
					Consumer Price
					Index- Urban
					(CPI-U)

	3,270,000		11/10/14	2.0775%	USA Non Revised	(34,341)
					Consumer Price
					Index- Urban
					(CPI-U)

Baskets	4,479		7/15/10	(3 month USD-	The Middle East	(520,035)
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
EUR	11,646,000		3/27/14	1.785%	Eurostat	16,682
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	19,410,000		4/30/13	2.375%	French Consumer	1,134,080
					Price Index
					excluding tobacco

EUR	19,410,000		4/30/13	(2.41%)	Eurostat	(1,110,169)
					Eurozone HICP
					excluding tobacco

EUR	19,410,000		5/6/13	2.34%	French Consumer	1,094,322
					Price Index
					excluding tobacco

EUR	19,410,000		5/6/13	(2.385%)	Eurostat	(1,076,528)
					Eurozone HICP
					excluding tobacco

Baskets	$8,980	(F)	11/24/10	(3 month USD-	A basket	(776,196)
				LIBOR-BBA)	(GSPMTGCC)
					of common stocks

EUR	350,000		4/23/14	1.67%	Eurostat	(5,846)
					Eurozone HICP
					excluding tobacco

EUR	11,646,000		4/14/14	1.835%	Eurostat	(62,890)
					Eurozone HICP
					excluding tobacco

	$19,790,000		5/18/10	(0.25%)	USA Non Revised	467,044
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
Shares	804,010		10/20/10	(3 month USD-	iShares MSCI	376,357
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Shares	62,972		7/29/10	(3 month USD-	S&P 500	1,936,827
				LIBOR-BBA )	Information
					Technology Total
					Return Index

Shares	39,187		7/29/10	3 month USD-	S&P 500 Energy	313,468
				LIBOR-BBA	Total Return
					Index

Total						$1,593,873

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$1,225		$1,781,000	10/12/52	(134 bp)	$1,333,458

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		120,000	12/20/12	95 bp	(13,135)

Nalco Co., 7.75%,
11/15/11	Ba2	--		60,000	9/20/12	350 bp	2,552

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	120,986		590,676	7/25/45	18 bp	51,593

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	95,730		443,007	7/25/45	18 bp	43,686

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	431,423		732,000	8/25/37	9 bp	8,407

Citibank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	237,566		1,064,169	5/25/46	11 bp	(38,789)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	51,106		222,776	7/25/45	18 bp	25,111

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	138,129		716,576	5/25/46	11 bp	(47,960)

DJ CDX EM Series 11
Index	--	(8,100)		300,000	6/20/14	(500 bp)	(37,370)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	1,245,000	3/20/13	815 bp	(254,049)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,976)		$1,570,000	12/20/19	(100 bp)	10,797

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	317,085		1,371,666	7/25/45	18 bp	155,942

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,310,552		2,730,322	5/25/46	11 bp	600,668

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	551,594		929,000	8/25/37	9 bp	15,096

DJ CMB NA CMBX AJ Index	--	(806,039)		2,507,000	2/17/51	(96 bp)	416,224

DJ CMBX NA AAA Series 4
Version 1 Index	AA	549,618		1,330,500	2/17/51	35 bp	322,979

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	89,645		1,570,000	12/20/19	100 bp	13,777

Deutsche Bank AG
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	36,087		146,820	7/25/45	18 bp	18,839

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	204,514		517,188	5/25/46	11 bp	70,207

DJ CDX EM Series 11
Index	--	(37,840)		1,720,000	6/20/14	(500 bp)	(209,878)

DJ CDX NA IG Series 13
Version 1 Index	BBB+	--		4,595,000	12/20/14	100 bp	33,155

DJ CDX NA IG Series 13
Version 1 Index	--	--		81,401,000	12/20/14	(100 bp)	(587,353)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		4,110,000	2/19/10	153 bp	15,852

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		895,000	12/20/13	112 bp	15,289

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000	9/20/13	715 bp	33,329

Universal Corp., 5.2%,
10/15/13	--	--		$790,000	3/20/15	(95 bp)	7,623

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	800,000	9/20/13	477 bp	61,672

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	800,000	9/20/13	535 bp	84,347

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$605,000	9/20/13	495 bp	47,052

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	232,263		512,604	5/25/46	11 bp	99,146

DJ CDX NA CMBX AAA Index	AAA	20,848		570,000	3/15/49	7 bp	(42,558)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,754,270)		39,598,656	6/20/14	(100 bp)	(2,063,101)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	745,000	3/20/13	680 bp	(187,571)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$2,915,000	6/20/11	(254.9 bp)	(60,833)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		820,000	12/20/13	118.1 bp	7,479

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		2,870,000	3/20/18	(82 bp)	(42,018)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	261,852		1,142,091	5/25/46	11 bp	(34,748)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	207,478		517,188	5/25/46	11 bp	73,164

DJ CDX NA IG Series 13
Version 1 Index	--	10,735		7,509,000	12/20/14	(100 bp)	(43,447)

DJ CMBX NA AAA Series 4
Version 1 Index	AA	522,877		1,339,000	2/17/51	35 bp	295,247

Glencore Funding LLC,
6%, 4/15/14	--	--		3,150,000	6/20/14	(148 bp)	(14,812)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B2	--		370,000	6/20/13	595 bp	15,092

TDC AS, 6 1/2%, 4/19/12	--	--	EUR	870,000	9/20/13	(200 bp)	(39,163)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$950,000	12/20/13	113 bp	16,592

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	--	(333,515)		3,699,000	2/17/51	(35 bp)	296,579

DJ iTraxx Europe
Crossover Series 12
Version 1	--	(25,334)	EUR	2,129,000	12/20/14	(500 bp)	(113,191)

Nalco Co., 7.75%,
11/15/11	Ba2	--		$65,000	9/20/12	330 bp	2,494

Nalco Co., 7.75%,
11/15/11	Ba2	--		90,000	3/20/13	460 bp	6,923

Universal Corp., 5.2%,
10/15/13	--	--		2,370,000	3/20/13	(89 bp)	(2,138)

Total							$368,257

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $82,871,107) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,945,599	$12,261,357	1/20/10	$(315,758)
Brazilian Real	1,113,202	1,131,962	1/20/10	(18,760)
British Pound	9,895,580	10,176,940	1/20/10	(281,360)
Canadian Dollar	3,738,601	3,721,776	1/20/10	16,825
Chilean Peso	119,324	121,153	1/20/10	(1,829)
Czech Koruna	506,297	526,054	1/20/10	(19,757)
Danish Krone	903,823	951,185	1/20/10	(47,362)
Euro	18,972,675	19,972,697	1/20/10	(1,000,022)
Hungarian Forint	662,567	694,695	1/20/10	(32,128)
Japanese Yen	10,010,348	10,698,572	1/20/10	(688,224)
Mexican Peso	1,185,745	1,211,999	1/20/10	(26,254)
New Zealand Dollar	145,785	144,969	1/20/10	816
Norwegian Krone	6,385,592	6,591,641	1/20/10	(206,049)
Polish Zloty	936,681	985,902	1/20/10	(49,221)
South African Rand	1,742,063	1,745,093	1/20/10	(3,030)
South Korean Won	665,966	676,169	1/20/10	(10,203)
Swedish Krona	7,135,429	7,306,675	1/20/10	(171,246)
Swiss Franc	2,885,342	2,934,517	1/20/10	(49,175)
Turkish Lira (New)	1,014,752	1,017,751	1/20/10	(2,999)

Total				$(2,905,736)

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $127,654,196) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,198,369	$4,312,934	1/20/10	$114,565
Brazilian Real	3,157,762	3,212,187	1/20/10	54,425
British Pound	14,425,789	14,810,419	1/20/10	384,630
Canadian Dollar	6,243,963	6,224,684	1/20/10	(19,279)
Chilean Peso	403,784	410,235	1/20/10	6,451
Czech Koruna	789,393	848,018	1/20/10	58,625
Danish Krone	179,687	189,103	1/20/10	9,416
Euro	52,176,493	54,427,532	1/20/10	2,251,039
Hong Kong Dollar	3,243,995	3,245,628	1/20/10	1,633
Hungarian Forint	122,298	128,106	1/20/10	5,808
Japanese Yen	16,102,569	17,128,358	1/20/10	1,025,789
Mexican Peso	369,801	382,967	1/20/10	13,166
New Zealand Dollar	211,465	210,155	1/20/10	(1,310)
Norwegian Krone	2,919,390	3,012,964	1/20/10	93,574
Polish Zloty	747,342	770,528	1/20/10	23,186
Singapore Dollar	3,858,285	3,918,469	1/20/10	60,184
South African Rand	1,124,447	1,125,200	1/20/10	753
South Korean Won	410,424	405,863	1/20/10	(4,561)
Swedish Krona	3,589,785	3,731,662	1/20/10	141,877
Swiss Franc	7,431,376	7,680,867	1/20/10	249,491
Taiwan Dollar	1,460,453	1,445,196	1/20/10	(15,257)
Turkish Lira (New)	33,042	33,121	1/20/10	79

Total				$4,454,284

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange index (Long)	31	$2,979,535	Jan-10	$111,410
Canadian Government Bond 10 yr (Long)	70	7,880,768	Mar-10	(122,772)
DAX Index (Long)	18	3,841,375	Mar-10	117,894
Dow Jones Euro Stoxx 50 Index (Short)	777	33,077,611	Mar-10	(1,065,674)
Euro-Bobl 5 yr (Long)	4	662,686	Mar-10	(4,655)
Euro-Bobl 5 yr (Short)	7	1,159,700	Mar-10	7,996
Euro-Bund 10 yr (Long)	28	4,860,592	Mar-10	(74,699)
Euro-Bund 10 yr (Short)	87	15,102,552	Mar-10	229,244
Euro-CAC 40 Index (Short)	105	5,928,095	Jan-10	(159,050)
Euro-Schatz 2 yr (Short)	62	9,587,798	Mar-10	16,401
FTSE 100 Index (Short)	204	17,682,592	Mar-10	(480,680)
FTSE/MIL Index (Long)	24	4,002,068	Mar-10	108,521
IBEX 35 Index (Long)	19	3,245,188	Jan-10	89,947
Japanese Government Bond 10 yr (Long)	3	4,504,514	Mar-10	9,014
MSCI EAFE Index E-Mini (Short)	101	7,922,440	Mar-10	(17,998)
NASDAQ 100 Index E-Mini (Short)	136	5,055,800	Mar-10	(185,640)
Russell 2000 Index Mini (Long)	399	24,893,610	Mar-10	1,174,257
Russell 2000 Index Mini (Short)	120	7,486,800	Mar-10	(353,640)
S&P 500 Index (Long)	45	12,495,375	Mar-10	204,426
S&P 500 Index E-Mini (Long)	342	18,993,825	Mar-10	339,316
S&P 500 Index E-Mini (Short)	679	37,709,963	Mar-10	(675,266)
S&P Mid Cap 400 Index E-Mini (Long)	23	1,667,270	Mar-10	68,304
S&P Mid Cap 400 Index E-Mini (Short)	52	3,769,480	Mar-10	(162,864)
S&P/TSX 60 Index (Long)	48	6,335,798	Mar-10	146,540
SGX MSCI Singapore Index (Short)	49	2,439,530	Jan-10	(42,788)
SPI 200 Index (Short)	58	6,358,606	Mar-10	(267,619)
Tokyo Price Index (Short)	221	21,484,791	Mar-10	(252,854)
U.K. Gilt 10 yr (Long)	130	24,054,071	Mar-10	(211,236)
U.S. Treasury Bond 20 yr (Long)	1,266	146,064,750	Mar-10	(5,864,669)
U.S. Treasury Bond 20 yr (Short)	114	13,152,750	Mar-10	550,733
U.S. Treasury Note 2 yr (Long)	365	78,936,953	Mar-10	(381,160)
U.S. Treasury Note 2 yr (Short)	89	19,247,641	Mar-10	89,802
U.S. Treasury Note 5 yr (Short)	494	56,505,110	Mar-10	909,477
U.S. Treasury Note 10 yr (Long)	1,103	127,344,797	Mar-10	(3,109,674)
U.S. Treasury Note 10 yr (Short)	313	36,136,828	Mar-10	875,827

Total				$(8,383,829)

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $26,613,025) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.08	$2,659,061
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.08	23,432
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	41,210,000	Feb-10/5.215	4,085,968
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	41,210,000	Feb-10/5.215	14,424
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.22	3,009,017
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.22	15,520
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	843,516
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	450,509
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.525	852,852
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.525	1,152,751
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	28,116,000	Jul-11/4.745	1,538,789
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	28,116,000	Jul-11/4.745	1,509,267
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	407,833
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,789,500	Jul-11/4.5475	532,732
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	796,329
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	1,084,624
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	804,867
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	1,201,053
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	9,242,000	Aug-11/4.49	413,117
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	9,242,000	Aug-11/4.49	598,420
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	284,708
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	428,305
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	214,784
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	288,304
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.7	256,669
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.7	273,439
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	975,100	Oct-10/4.02	23,851
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	975,100	Oct-10/4.02	53,660
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	13,729,000	Jun-10/5.235	92,671
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	13,729,000	Jun-10/5.23	90,796

Total			$24,001,268

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$179,544,000		$--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	$4,560,989

	5,300,000		--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	121,685

Barclays Bank PLC
	268,573,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	3,795,303

Citibank, N.A
	20,987,000		(113,681)	11/3/19	3 month USD-LIBOR-BBA	3.67%	(488,449)

	70,840,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(121,682)

	87,378,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,270,925

	5,155,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	13,517

EUR	16,420,000		--	12/10/11	1.734%	6 month EUR-EURIBOR-REUTERS	43,360

	$8,563,000		--	12/23/29	4.325%	3 month USD-LIBOR-BBA	158,596

EUR	16,410,000		--	12/24/11	1.715%	6 month EUR-EURIBOR-REUTERS	66,917

EUR	32,460,000		--	11/24/11	6 month EUR-EURIBOR-REUTERS	1.71%	(67,262)

GBP	29,170,000		--	11/20/11	1.75%	6 month GBP-LIBOR-BBA	99,970

Credit Suisse International
	$35,909,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	931,241

	63,033,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(2,851,215)

	41,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(3,844,596)

	144,150,000		(65,115)	12/16/13	2.23%	3 month USD-LIBOR-BBA	1,539,795

	6,220,000		--	12/18/14	3 month USD-LIBOR-BBA	2.695%	(70,756)

	87,246,000		205,750	12/18/39	4.37%	3 month USD-LIBOR-BBA	2,284,004

	48,623,000		186,493	12/18/24	4.17%	3 month USD-LIBOR-BBA	1,142,560

	161,039,000		341,167	12/18/14	2.74%	3 month USD-LIBOR-BBA	1,830,655

	106,784,000		(72,784)	12/18/11	3 month USD-LIBOR-BBA	1.23%	(342,282)

	6,112,200		--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	73,839

	7,492,400		--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(2,837)

	1,720,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	29,103

	57,508,000		27,598	12/16/39	4.32%	3 month USD-LIBOR-BBA	1,863,988

	99,702,000		53,818	12/16/19	3 month USD-LIBOR-BBA	3.66%	(2,337,811)

	5,155,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	16,553

	3,440,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	24,866

	28,000,000		--	6/16/19	3 month USD-LIBOR-BBA	4.066%	413,319

Deutsche Bank AG
	133,509,000		(55,471)	12/4/10	3 month USD-LIBOR-BBA	0.53%	(116,996)

	43,740,000		65,497	12/4/19	3 month USD-LIBOR-BBA	3.38%	(1,957,186)

	23,100,000		--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(386,416)

	307,895,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	6,507,816

	15,405,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,239,631)

	67,200,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(10,147,935)

	13,017,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(2,023,207)

	46,553,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(6,352,143)

	29,230,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(3,587,793)

	310,000,000		--	3/16/16	2.85%	3 month USD-LIBOR-BBA	5,992,744

	83,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(12,038,066)

	1,070,000		373	10/2/19	3 month USD-LIBOR-BBA	3.45%	(34,548)

	2,613,000		568	10/2/11	3 month USD-LIBOR-BBA	1.29%	9,776

Goldman Sachs International
	5,515,000		(34,137)	11/18/18	3 month USD-LIBOR-BBA	4.10%	105,313

	3,819,000		(5,134)	11/10/29	3 month USD-LIBOR-BBA	4.21%	(116,579)

	3,247,000		5,412	11/10/39	4.31%	3 month USD-LIBOR-BBA	101,199

	6,700,000		--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(108,101)

	10,979,300		--	12/24/19	3.92%	3 month USD-LIBOR-BBA	32,532

	22,615,300		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	54,476

AUD	16,812,500	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(169,546)

EUR	42,100,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	98,809

GBP	38,100,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(380,058)

	$731,000		(1,476)	11/10/14	3 month USD-LIBOR-BBA	2.71%	(5,984)

JPMorgan Chase Bank, N.A.
	90,389,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,076,843

	215,990,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	2,377,859

	65,996,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,065,175

	20,788,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	686,774

AUD	6,110,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(78,858)

CAD	6,110,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	61,094

JPY	353,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(94,443)

JPY	475,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	49,359

	$4,998,000		31,488	12/11/29	3 month USD-LIBOR-BBA	4.12%	(193,172)

	86,225,000		297,794	12/11/19	3 month USD-LIBOR-BBA	3.52%	(2,740,198)

	1,144,000		(2,964)	12/11/18	3.39%	3 month USD-LIBOR-BBA	34,783

	4,109,000		(791)	12/11/12	1.65%	3 month USD-LIBOR-BBA	39,555

GBP	6,600,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	206,608

EUR	16,420,000		--	12/14/11	1.7435%	6 month EUR-EURIBOR-REUTERS	42,418

EUR	11,100,000		--	12/15/11	1.775%	6 month EUR-EURIBOR-REUTERS	19,558

	$11,300,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	208,034

AUD	1,500,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	(9,824)

AUD	4,500,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	(29,791)

	$89,634,700		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	245,788

PLN	10,420,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	47,205

HUF	338,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(23,814)

HUF	88,800,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(8,086)

	$15,331,000		--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(61,100)

AUD	13,450,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(153,891)

CAD	8,080,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(12,706)

CAD	1,780,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(125,888)

CAD	8,310,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	128,089

CAD	2,640,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(218,023)

	$23,560,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	213,352

	2,560,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	11,533

Total							$(12,842,996)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$4,655,000		11/6/14	2.07%	USA Non Revised	$(57,722)
					Consumer Price
					Index- Urban
					(CPI-U)

Credit Suisse International
	1,550,000		11/17/14	2.025%	USA Non Revised	(20,944)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,550,000		11/19/14	2.01%	USA Non Revised	(22,275)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,655,000		11/6/14	2.0667%	USA Non Revised	(49,815)
					Consumer Price
					Index- Urban
					(CPI-U)

	3,100,000		11/10/14	2.0775%	USA Non Revised	(32,556)
					Consumer Price
					Index- Urban
					(CPI-U)

Baskets	3,066		7/15/10	(3 month USD-	The Middle East	(355,978)
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored
					by Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
EUR	10,134,000		3/27/14	1.785%	Eurostat	14,516
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	16,890,000		4/30/13	2.375%	French Consumer	986,842
					Price Index
					excluding tobacco

EUR	16,890,000		4/30/13	(2.41%)	Eurostat	(966,036)
					Eurozone HICP
					excluding tobacco

EUR	16,890,000		5/6/13	2.34%	French Consumer	952,246
					Price Index
					excluding tobacco

EUR	16,890,000		5/6/13	(2.385%)	Eurostat	(936,762)
					Eurozone HICP
					excluding tobacco

Baskets	6,147	(F)	11/24/10	(3 month USD-	A basket	(531,322)
				LIBOR-BBA)	(GSPMTGCC)
					of common stocks

EUR	1,100,000		4/23/14	1.67%	Eurostat	(18,372)
					Eurozone HICP
					excluding tobacco

EUR	10,134,000		4/14/14	1.835%	Eurostat	(54,725)
					Eurozone HICP
					excluding tobacco

	$18,560,000		5/18/10	(0.25%)	USA Non Revised	438,016
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
Shares	551,399		10/20/10	(3 month USD-	iShares MSCI	258,110
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Shares	42,820		7/29/10	(3 month USD-	S&P 500	1,317,041
				LIBOR-BBA )	Information
					Technology Total
					Return Index

Shares	26,646		7/29/10	3 month USD-	S&P 500 Energy	213,149
				LIBOR-BBA	Total Return
					Index

Total						$1,133,413

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$1,072		$1,559,000	10/12/52	(134 bp)	$1,167,243

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		105,000	12/20/12	95 bp	(11,493)

Nalco Co., 7.75%,
11/15/11	Ba2	--		30,000	9/20/12	350 bp	1,276

Citibank, N.A.
DJ CDX EM Series 11
Index	--	(8,100)		300,000	6/20/14	(500 bp)	(37,370)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	1,000,000	3/20/13	815 bp	(204,055)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,264)		$1,490,000	12/20/19	(100 bp)	10,247

DJ CMB NA CMBX AAA Index	AA+	151,798		912,000	12/13/49	8 bp	10,057

DJ CMB NA CMBX AJ Index	--	(460,732)		1,433,000	2/17/51	(96 bp)	237,913

DJ CMBX NA AAA Series 4
Version 1 Index	AA	4,829,039		11,690,000	2/17/51	35 bp	2,837,285

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	85,077		1,490,000	12/20/19	100 bp	13,075

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(35,420)		1,610,000	6/20/14	(500 bp)	(196,455)

DJ CDX NA IG Series 13
Version 1 Index	--	--		41,037,000	12/20/14	(100 bp)	(296,105)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		3,770,000	2/19/10	153 bp	14,540

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		665,000	12/20/13	112 bp	11,360

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000	9/20/13	715 bp	25,284

Universal Corp., 5.2%,
10/15/13	--	--		$710,000	3/20/15	(95 bp)	6,851

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	690,000	9/20/13	477 bp	53,192

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	690,000	9/20/13	535 bp	72,749

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	17,922		$490,000	3/15/49	7 bp	(36,585)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	680,000	3/20/13	680 bp	(171,206)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$2,645,000	6/20/11	(254.9 bp)	(55,198)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		615,000	12/20/13	118.1 bp	5,609

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		2,625,000	3/20/18	(82 bp)	(38,431)

DJ CDX NA IG Series 13
Version 1 Index	--	109,339		76,481,000	12/20/14	(100 bp)	(442,513)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,568,896)		14,261,000	2/17/51	(35 bp)	(3,144,526)

Glencore Funding LLC,
6%, 4/15/14	--	--		2,860,000	6/20/14	(148 bp)	(13,448)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		710,000	12/20/13	113 bp	12,400

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	210,335		1,720,000	2/17/51	35 bp	(82,653)

DJ iTraxx Europe
Crossover Series 12
Version 1	--	(23,121)	EUR	1,943,000	12/20/14	(500 bp)	(103,302)

Nalco Co., 7.75%,
11/15/11	Ba2	--		$30,000	9/20/12	330 bp	1,151

Nalco Co., 7.75%,
11/15/11	Ba2	--		45,000	3/20/13	460 bp	3,462

Universal Corp., 5.2%,
10/15/13	--	--		2,130,000	3/20/13	(89 bp)	(1,921)

Total							$(351,567)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
PLN	Polish Zloty
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
PJSC	Public Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	1,762,369,120
Balanced portfolio	1,434,586,587
Conservative portfolio	993,464,856

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation
Growth Portfolio	$1,868,288,310	$194,592,596	$88,803,158	$105,789,438
Balanced Portfolio	1,704,329,107	156,980,656	92,758,224	64,222,432
Conservative Portfolio	1,260,532,655	104,406,128	55,456,243	48,949,885

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at December 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts, for one or more of the funds, at December 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The funds may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the funds' agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2009, the value of securities loaned amounted to $91,387,309, $67,391,393 and $25,533,085 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The funds received cash collateral of $94,939,159, $70,090,394 and $26,540,634 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is pooled with collateral of other Putnam funds into 47 issues of short-term investments.

(e) The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $162,242, $155,803 and $115,837 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Cost of	Proceeds
	Purchases	of Sales
Growth Portfolio	$443,040,430	$411,691,565
Balanced Portfolio	418,585,116	482,964,293
Conservative Portfolio	329,035,901	306,067,426

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On December 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the one or more of the funds for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at December 31, 2009 (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at December 31, 2009 (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at December 31, 2009 (Conservative portfolio).

At December 31, 2009, liquid assets totaling $536,651,702, $796,532,884 and $823,149,074 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB and are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

Growth Portfolio

United States	76.8%
United Kingdom	4.2
Japan	3.2
France	1.8
China	1.4
Italy	1.4
Australia	1.1
Switzerland	0.9
Brazil	0.9
South Korea	0.7
Canada	0.7
Taiwan	0.5
Singapore	0.5
Russia	0.5
Spain	0.5
Netherlands	0.5
Other	4.4

Total	100.0%

Balanced Portfolio

United States	85.6%
United Kingdom	3.0
Japan	2.2
France	1.3
Italy	0.9
Australia	0.8
Canada	0.7
Switzerland	0.7
China	0.5
Other	4.3

Total	100.0%

Conservative Portfolio

United States	88.8%
United Kingdom	2.4
Japan	1.4
France	0.8
Canada	0.7
Switzerland	0.5
Australia	0.5
Italy	0.5
Other	4.4

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. At December 31, 2009, fair value pricing was used for certain foreign securities in the portfolios. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on futures contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio.

The funds had average contract amounts of appoximately 54,200,000, 45,000,000 and 63,100,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the period ended December 31, 2009.

Outstanding contracts on written options contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio.

Forward currency contracts: Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio.

Total return swap contracts: Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $256,500,000, $281,500,000 and $230,900,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on Total return swap contracts for the period ended December 31, 2009.

Interest rate swap contracts: Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had an average notional amounts of approximately $4,535,600,000, $6,574,900,000 and $5,582,500,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on interest rate swap contracts for the period ended December 31, 2009.

Credit default contracts: Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which can not be sold or repledged totaled $804,822, $3,139,072 and $2,289,902 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) at December 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the funds had net liability positions of $36,523,869, $58,663,441 and $43,667,850 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $38,220,345, $62,677,051 and $43,588,722 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the Growth Portfolio terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $1,559,858 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

On September 15, 2008, the Balanced Portfolio and Conservative Portfolio terminated their outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the Balanced Portfolio entered into receivable purchase agreements (“Agreements”) and the Conservative Portfolio entered into a receivable purchase agreement (“Agreement”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the funds the right to receive, in the aggregate, $2,881,684 and $1,630,648 (for Balanced Portfolio and Conservative Portfolio, respectively) in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against each fund’s net payable to LBSF of $34,376,001 and $26,747,801 (for Balanced Portfolio and Conservative Portfolio, respectively). Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

Growth Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$24,944,166	$--

Common stocks:

Basic materials	38,577,683	31,419,327	--

Capital goods	38,813,428	30,145,121	--

Communication services	32,311,932	16,175,820	--

Conglomerates	13,103,646	4,572,080	--

Consumer cyclicals	64,287,437	47,312,497	9

Consumer staples	61,715,453	32,456,598	--

Energy	68,805,054	31,265,419	313

Financials	81,057,963	82,697,501	--

Health care	83,193,194	24,715,582	--

Technology	126,965,798	24,991,714	42,610

Transportation	5,246,229	8,522,362	--

Utilities and power	24,385,673	22,080,853	--

Total common stocks	638,463,490	356,354,874	42,932

Commodity linked notes	--	10,079,125	--
Convertible bonds and notes	--	4,041,585	--

Convertible preferred stocks	--	2,736	--

Corporate bonds and notes	--	153,111,767	3,318,000

Foreign government bonds and notes	--	2,298,342	--

Investment Companies	12,862,656	588,910	--

Mortgage-backed securities	--	122,196,023	423,879

Preferred stocks	--	145,667	--

Purchased options outstanding	--	1,259,690	--

Senior loans	--	4,392,115	--

U.S. Government and Agency Mortgage Obligations	--	92,430,650	--

U.S. Treasury Obligations	--	4,219,256	--

Warrants	5,742	382,365	--

Short-term investments	322,029,351	220,484,427	--

Totals by level	$973,361,239	$996,931,698	$3,784,811

	Level 1	Level 2	Level 3

Other financial instruments:	$2,861,446	$(26,706,089)	$358,555

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of December 31, 2009 (Growth Portfolio):

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		September	discounts/	Realized	appreciation/	purchases/	and/or out	December
		30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities		$216,946	$--	$(112,643)	$125,881	$(63,361)	$(166,823)	$--

Common stocks:

	Consumer cyclicals	9	--	--	--	--	--	9

	Energy	--	--	--	99	214	--	313

	Technology	40,962	--	--	1,648	--	--	42,610

Total common stocks		$40,971	--	--	1,747	214	--	$42,932

Corporate bonds and notes		3,318,023	1,312	--	(1,335)	--	--	3,318,000

Mortgage-backed securities		249,818	--	--	--	--	174,061	423,879

Warrants		1,197	--	2,063	17	(3,277)	--	--

Totals:		$3,826,955	$1,312	$(110,580)	$126,310	$(66,424)	$7,238	$3,784,811

† Includes $412 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
	30, 2009††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$389,653	$--	$--	$(31,098)	$--	$--	$358,555

† Includes $31,098 related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009 (Growth Portfolio)

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,775,860	$7,956,889

Foreign exchange contracts	10,209,921	7,822,189

Equity contracts	16,977,082	8,235,828

Interest rate contracts	35,949,432	63,482,342

Total	$64,912,295	$87,497,248

Balanced Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$50,893,974	$--

Common stocks:

Basic materials	26,405,028	16,792,070	--

Capital goods	30,786,503	15,331,014	--

Communication services	24,131,212	8,156,856	--

Conglomerates	10,649,528	3,244,672	--

Consumer cyclicals	49,306,946	22,998,883	9

Consumer staples	47,778,948	18,992,918	--

Energy	52,630,929	15,498,400	264

Financial	62,348,093	38,991,333	--

Health care	65,739,314	15,003,616	--

Technology	100,541,169	8,120,837	34,253

Transportation	4,120,323	5,085,445	--

Utilities and power	17,811,717	13,292,941	--

Total common stocks	492,249,710	181,508,985	34,526

Commodity linked notes	--	8,386,802	--

Convertible bonds and notes	--	3,424,659	--

Convertible preferred stocks	--	3,648	--

Corporate bonds and notes	--	199,457,775	--

Foreign government bonds and notes	--	3,074,659	--

Investment companies	14,978,977	316,001	--

Mortgage-backed securities	--	181,485,833	717,524

Municipal bonds and notes	--	676,063	--

Preferred stocks	--	164,122	--

Purchased options outstanding	--	615,000	--

Senior loans	--	7,509,515	--

U.S. Government and agency mortgage obligations	--	199,838,422	--

U.S Treasury obligations	--	6,770,499	--

Warrants	--	409,939	--

Short-term investments	240,158,592	175,876,314	--

Totals by level	$747,387,279	$1,020,412,210	$752,050

	Level 1	Level 2	Level 3

Other financial instruments:	$(4,235,357)	$(44,528,127)	$(662,396)

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of December 31, 2009 (Balanced Portfolio):

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		September	discounts/	Realized	appreciation/	purchases/	and/or out	December
		30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities		$873,636	--	--			(873,636)	$--

Common stocks:								$--

	Consumer cyclicals	$9	--	--	--	--	--	$9

	Energy	$--	--	--	84	180	--	$264

	Technology	$32,928	--	--	1,325	--	--	$34,253

Total Common stocks		$32,937	--	--	1,409	180	--	$34,526

Corporate bonds and notes		$25	--	--	(25)	--	--	$--

Mortgage-backed securities		$784,856	--				(67,332)	$717,524

Warrants		$960		1,655	14	(2,629)	--	$--

Totals:		$1,692,414	$--	$1,655	$1,398	$(2,449)	$(940,968)	$752,050

† Includes $1,384 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
	30, 2009††	premiums	gain/(loss)	(depreciation)†	sales	of Level 3	31, 2009††

Other financial instruments:	$(719,845)	$--		57,449	--	--	$(662,396)

† Includes $57,449 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009 (Balanced Portfolio)

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$3,558,814	$5,602,796

Foreign exchange contracts	8,794,308	7,055,770

Equity contracts	10,259,847	6,145,885

Interest rate contracts	48,386,755	100,343,757

Total	$70,999,724	$119,148,208

Conservative Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$40,245,689	$--

Common stocks:

Basic materials	12,955,258	8,503,671	--

Capital goods	14,461,573	7,477,858	--

Communication services	11,333,840	3,880,936	--

Conglomerates	5,060,201	2,004,858	--

Consumer cyclicals	22,787,229	10,818,663	4

Consumer staples	22,167,791	9,988,601	--

Energy	24,702,760	7,299,337	151

Financials	29,213,550	19,019,259	--

Health care	30,919,943	7,421,633	--

Technology	48,275,948	4,221,242	24,319

Transportation	1,955,988	2,313,794	--

Utilities and power	8,573,163	6,454,094	--

Total common stocks	232,407,244	89,403,946	24,474

Commodity linked notes	--	5,752,537	--

Convertible bonds and notes	--	2,382,283	--

Corporate bonds and notes	--	186,643,082	--

Foreign government bonds and notes	--	2,692,344	--

Investment Companies	5,820,770	113,515	--

Mortgage-backed securities	--	164,130,677	524,083

Municipal bonds and notes	--	576,064	--

Preferred stocks	--	94,914	--

Purchased options outstanding	--	813,581	--

Senior loans	--	3,476,193	--

U.S. Government and Agency Mortgage Obligations	--	221,981,658	--

U.S. Treasury Obligations	--	9,204,596	--

Warrants	2,871	284,677	--

Short-term investments	244,025,736	98,881,606	--

Totals by level	$482,256,621	$826,677,362	$548,557

	Level 1	Level 2	Level 3

Other financial instruments:	$(8,383,829)	$(34,673,324)	$(374,827)

Other financial instruments include futures, written options, swaps and forward currency contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of December 31, 2009 (Conservative Portfolio):

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		September	discounts/	Realized	appreciation/	purchases/	and/or out	December
		30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities		$755,528	$--	$--	$--	$--	$(755,528)	$--

Common stocks:

	Consumer cyclicals	$4	--	--	--	--	--	4

	Energy	$--	--	--	48	103	--	151

	Technology	$23,378	--	--	941	--	--	24,319

Total common stocks		$23,382	--	--	989	103	--	$24,474

Corporate bonds and notes		$12	--	--	(12)	--	--	$--

Mortgage-backed securities		$669,401	--	--	--	--	(145,318)	$524,083

Warrants		$681	--	1,173	10	(1,864)	--	$--

Totals:		$1,449,004	$--	$1,173	$987	$(1,761)	$(900,846)	$548,557

† Includes $977 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
	30, 2009††	premiums	gain/(loss) **	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(407,336)	$--	$--	$32,509	$--	$--	$(374,827)

† Includes $32,509 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009 (Conservative Portfolio)

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$4,520,571	$4,167,187

Foreign exchange contracts	4,559,018	3,010,470

Equity contracts	4,148,915	4,551,373

Interest rate contracts	46,927,591	90,670,637

Total	$60,156,095	$102,399,667

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010